UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number    811-21475

RBC Funds Trust

(Exact name of registrant as specified in charter)

100 South Fifth Street, Suite 2300

Minneapolis, MN 55402-1240

(Address of principal executive offices) (Zip code)

Lee Greenhalgh, Esq.

RBC Plaza

60 South Sixth Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code:    (612) 313-1341

Date of fiscal year end:    September 30

Date of reporting period:    June 30, 2011

Item 1.	Schedule of Investments.

The Schedules of Investments are attached herewith.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund

June 30, 2011 (Unaudited)

Shares		Value
Common Stocks — 98.81%
Consumer Discretionary — 13.80%
19,800	Fossil, Inc.*	$2,330,856
18,800	Guess?, Inc.	790,728
52,660	LKQ Corp.*	1,373,900
9,500	Panera Bread Co., Class A*	1,193,770
21,200	Ross Stores, Inc.	1,698,544
36,300	Tractor Supply Co.	2,427,744
18,800	WMS Industries, Inc.*	577,536

		10,393,078

Consumer Staples — 5.59%
18,800	Church & Dwight Co., Inc.	762,152
27,800	Pricesmart, Inc.	1,424,194
9,700	Ralcorp Holdings, Inc.*	839,826
27,800	United Natural Foods, Inc.*	1,186,226

		4,212,398

Energy — 6.01%
14,100	Dril-Quip, Inc.*	956,403
26,780	Oceaneering International, Inc.	1,084,590
16,300	Oil States International, Inc.*	1,302,533
19,400	Unit Corp.*	1,182,042

		4,525,568

Financials — 5.19%
20,300	Eaton Vance Corp.	613,669
17,100	Federated Investors, Inc., Class B	407,664
31,100	HCC Insurance Holdings, Inc.	979,650
32,000	Raymond James Financial, Inc.	1,028,800
36,900	Tower Group, Inc.	878,958

		3,908,741

Health Care — 25.08%
51,700	Bruker Corp.*	1,052,612
29,700	Catalyst Health Solutions, Inc.*	1,657,854
24,200	Cepheid, Inc.*	838,288
19,400	Cerner Corp.*	1,185,534
11,400	Charles River Laboratories International, Inc.*	463,410
9,600	Edwards Lifesciences Corp.*	836,928
12,200	Gen-Probe, Inc.*	843,630
17,400	Henry Schein, Inc.*	1,245,666
13,800	IDEXX Laboratories, Inc.*	1,070,328
14,600	Integra LifeSciences Holdings Corp.*	698,026
7,300	Laboratory Corp of America Holdings*	706,567
17,100	Meridian Bioscience, Inc.	412,281
6,400	Mettler-Toledo International, Inc.*	1,079,488
12,500	MWI Veterinary Supply, Inc.*	1,009,625

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
20,000	NuVasive, Inc.*	$657,600
17,900	Parexel International Corp.*	421,724
10,600	Perrigo Co.	931,422
23,800	Pharmaceutical Product Development, Inc.	638,792
9,700	Varian Medical Systems, Inc.*	679,194
25,800	Volcano Corp.*	833,082
11,400	Waters Corp.*	1,091,436
12,200	West Pharmaceutical Services, Inc.	533,872

		18,887,359

Industrials — 17.66%
9,700	Alliant Techsystems, Inc.	691,901
32,000	AMETEK, Inc.	1,436,800
15,420	Donaldson Co., Inc.	935,686
14,180	Expeditors International of Washington, Inc.	725,874
7,500	Flowserve Corp.	824,175
11,040	Huron Consulting Group, Inc.*	333,518
15,800	Jacobs Engineering Group, Inc.*	683,350
14,700	Landstar System, Inc.	683,256
17,100	MSC Industrial Direct Co., Class A	1,133,901
14,490	Roper Industries, Inc.	1,207,017
13,000	Stericycle, Inc.*	1,158,560
14,400	Teledyne Technologies, Inc.*	725,184
17,000	Towers Watson & Co., Class A	1,117,070
21,900	Waste Connections, Inc.	694,887
27,100	Woodward Governor Co.	944,706

		13,295,885

Information Technology — 19.78%
25,300	Akamai Technologies, Inc.*	796,191
14,820	ANSYS, Inc.*	810,209
26,010	Autodesk, Inc.*	1,003,986
13,800	Comtech Telecommunications Corp.	386,952
23,600	Digital River, Inc.*	758,976
13,840	Dolby Laboratories, Inc., Class A*	587,646
10,400	F5 Networks, Inc.*	1,146,600
22,200	Global Payments, Inc.	1,132,200
28,600	Logitech International SA*	321,464
9,700	Mantech International Corp., Class A	430,874
23,650	Microchip Technology, Inc.	896,572
24,300	MICROS Systems, Inc.*	1,207,953
25,750	National Instruments Corp.	764,518
17,100	Open Text Corp.*	1,094,742
23,600	Plexus Corp.*	821,516
31,400	Riverbed Technology, Inc.*	1,243,126
23,600	Synopsys, Inc.*	606,756
16,200	Ultimate Software Group, Inc.*	881,766

		14,892,047

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC SMID Cap Growth Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
Materials — 5.70%
21,400	Airgas, Inc.	$1,498,856
20,600	AptarGroup, Inc.	1,078,204
14,400	Reliance Steel & Aluminum Co.	714,960
13,600	Sigma-Aldrich Corp.	997,968

		4,289,988

Total Common Stocks (Cost $50,490,584)		74,405,064

Investment Company — 1.27%
956,410	JPMorgan Prime Money Market Fund	956,410

Total Investment Company (Cost $956,410)		956,410

Total Investments (Cost $51,446,994)(a) — 100.08%		$75,361,474

Liabilities in excess of other assets — (0.08)%		(59,005)

NET ASSETS — 100.00%		$75,302,469

*	Non-income producing security.
(a)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund

June 30, 2011 (Unaudited)

Shares		Value
Common Stocks — 85.28%
Consumer Discretionary — 16.98%
420,178	Benihana, Inc., Class A*	$4,407,667
88,400	Books-A-Million, Inc.	306,748
962,773	Casual Male Retail Group, Inc.*	3,995,508
119,438	Delta Apparel, Inc.*	2,030,446
63,200	Grand Canyon Education, Inc.*	896,176
49,630	Mac-Gray Corp.	766,783
250,900	RG Barry Corp.	2,830,152
196,233	Steinway Musical Instruments*	5,041,226
252,700	Universal Electronics, Inc.*	6,383,202

		26,657,908

Energy — 4.73%
16,000	Gulf Island Fabrication, Inc.	516,480
122,400	Gulfport Energy Corp.*	3,634,056
25,254	OYO Geospace Corp.*	2,525,400
38,200	Tesco Corp.*	741,462

		7,417,398

Financials — 10.68%
275,300	Asta Funding, Inc.	2,309,767
96,100	Boston Private Financial Holdings, Inc.	632,338
91,059	CoBiz Financial, Inc.	595,526
232,900	Compass Diversified Holdings	3,840,521
55,500	Cypress Sharpridge Investments, Inc. REIT	710,955
68,800	Firstcity Financial Corp.*	456,144
122,800	Imperial Holdings LLC*	1,247,648
69,400	LaSalle Hotel Properties REIT	1,827,996
27,626	Mercantile Bank Corp.*	229,296
95,389	MetroCorp Bancshares, Inc.*	620,028
93,000	National Interstate Corp.	2,129,700
69,174	Northrim BanCorp, Inc.	1,312,231
65,000	Washington Banking Co.	859,300

		16,771,450

Health Care — 7.17%
233,500	BioScrip, Inc.*	1,515,415
97,900	Exactech, Inc.*	1,763,179
8,032	HMS Holdings Corp.*	617,420
66,600	Kensey Nash Corp.*	1,680,318
44,200	LHC Group, Inc.*	1,019,252
76,700	Meridian Bioscience, Inc.	1,849,237
113,700	US Physical Therapy, Inc.	2,811,801

		11,256,622

Industrials — 20.28%
147,200	Acacia Research - Acacia Technologies*	5,400,768
283,700	Air Transport Services Group, Inc.*	1,943,345

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
111,456	Allied Defense Group, Inc. (The)*	$390,096
101,200	AZZ, Inc.	4,634,960
258,325	Columbus McKinnon Corp.*	4,639,517
59,900	Ducommun, Inc.	1,232,143
135,000	Eagle Bulk Shipping, Inc.*	334,800
81,600	Ennis, Inc.	1,419,840
81,800	Greenbrier Cos., Inc.*	1,616,368
21,900	Hurco Cos, Inc.*	705,399
110,900	KEYW Holding Corp. (The)*	1,374,051
99,600	Kimball International, Inc., Class B	640,428
28,500	Marten Transport Ltd.	615,600
52,400	NN, Inc.*	783,904
133,333	OceanFreight, Inc.*	45,333
20,250	Old Dominion Freight Line, Inc.*	755,325
109,900	Orion Marine Group, Inc.*	1,034,159
406,000	PGT, Inc.*	734,860
12,473	Powell Industries, Inc.*	455,265
28,674	Standard Parking Corp.*	457,924
49,700	Sun Hydraulics Corp.	2,375,660
135,800	TBS International PLC, Class A*	251,230

		31,840,975

Information Technology — 14.18%
164,682	Aspen Technology, Inc.*	2,829,237
147,674	Computer Task Group, Inc.*	1,944,866
102,200	Interactive Intelligence, Inc.*	3,582,110
484,238	Lionbridge Technologies, Inc.*	1,539,877
324,400	NIC, Inc.	4,366,424
63,551	Tessco Technologies, Inc.	706,687
40,300	TNS, Inc.*	668,980
130,300	Tyler Technologies, Inc.*	3,489,434
305,700	Xyratex Ltd.*	3,136,482

		22,264,097

Materials — 9.10%
293,416	Intertape Polymer Group, Inc.*	545,754
101,700	Koppers Holdings, Inc.	3,857,481
160,300	Landec Corp.*	1,057,980
309,900	Omnova Solutions, Inc.*	2,156,904
142,488	Universal Stainless & Alloy*	6,662,739

		14,280,858

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Enterprise Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
Utilities — 2.16%
45,700	Central Vermont Public Service Corp.	$1,652,055
65,800	Unitil Corp.	1,730,540

		3,382,595

Total Common Stocks (Cost $102,326,297)		133,871,903

Rights/Warrants — 0.00%
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)	0
6,203	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(b)	0

Total Rights/Warrants (Cost $0)		0

Exchange Traded Funds — 8.82%
75,100	iShares Russell 2000 Index Fund	6,218,280
70,000	iShares Russell 2000 Value Index Fund	5,138,700
97,800	SPDR KBW Regional Banking	2,489,010

Total Exchange Traded Funds (Cost $13,419,718)		13,845,990

Investment Company — 5.90%
9,268,573	JPMorgan Prime Money Market Fund	9,268,573

Total Investment Company (Cost $9,268,573)		9,268,573

Total Investments (Cost $125,014,588)(c) — 100.00%		$156,986,466

Liabilities in excess of other assets — 0.00%		(2,561)

NET ASSETS — 100.00%		$156,983,905

*	Non-income producing security.
(a)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(b)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).
(c)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund

June 30, 2011 (Unaudited)

Shares		Value
Common Stocks — 97.46%
Consumer Discretionary — 18.48%
27,500	Ascena Retail Group, Inc.*	$936,375
89,219	Benihana, Inc., Class A*	935,907
318,400	Casual Male Retail Group, Inc.*	1,321,360
24,700	Drew Industries, Inc.	610,584
26,600	Grand Canyon Education, Inc.*	377,188
40,723	RG Barry Corp.	459,356
45,700	Sally Beauty Holdings, Inc.*	781,470
56,907	Steinway Musical Instruments*	1,461,941
17,775	Steven Madden Ltd.*	666,740
31,400	True Religion Apparel, Inc.*	913,112
67,923	Universal Electronics, Inc.*	1,715,735

		10,179,768

Consumer Staples — 1.43%
22,000	Nash Finch Co.	787,820

Energy — 7.36%
2,900	CARBO Ceramics, Inc.	472,555
13,300	Energen Corp.	751,450
23,500	Georesources, Inc.*	528,515
10,500	Gulfport Energy Corp*	311,745
4,000	OYO Geospace Corp.*	400,000
15,700	Willbros Group, Inc.*	134,078
40,500	World Fuel Services Corp.	1,455,165

		4,053,508

Financials — 11.43%
34,600	Amerisafe, Inc.*	782,652
39,300	Ares Capital Corp.	631,551
46,327	Asta Funding, Inc.	388,684
78,700	Compass Diversified Holdings	1,297,763
17,900	Cypress Sharpridge Investments, Inc. REIT	229,299
38,125	Delphi Financial Group, Inc., Class A	1,113,631
26,500	LaSalle Hotel Properties REIT	698,010
12,600	ProAssurance Corp.*	882,000
21,500	SeaBright Insurance Holdings, Inc.	212,850
4,072	Trico Bancshares	59,451

		6,295,891

Health Care — 7.28%
13,700	Kinetic Concepts, Inc.*	789,531
16,300	Masimo Corp.	483,784
19,000	Meridian Bioscience, Inc.	458,090

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
28,275	PSS World Medical, Inc.*	$791,983
27,800	Symmetry Medical, Inc.*	249,366
10,600	Thoratec Corp.*	347,892
20,300	West Pharmaceutical Services, Inc.	888,328

		4,008,974

Industrials — 28.13%
34,800	Acacia Research - Acacia Technologies*	1,276,812
71,000	ACCO Brands Corp.*	557,350
5,800	American Science & Engineering, Inc.	464,000
7,000	Astronics Corp.*	215,600
13,200	Atlas Air Worldwide Holdings, Inc.*	785,532
28,308	AZZ, Inc.	1,296,506
11,700	Chart Industries, Inc.*	631,566
56,800	Columbus McKinnon Corp.*	1,020,128
22,600	Ducommun, Inc.	464,882
21,300	Gardner Denver, Inc.	1,790,265
28,600	Greenbrier Cos., Inc.*	565,136
45,600	II-VI, Inc.*	1,167,360
43,500	Insteel Industries, Inc.	545,490
49,100	Interface, Inc., Class A	951,067
14,900	Knoll, Inc.	299,043
10,600	LB Foster Co., Class A	348,846
12,100	Marten Transport Ltd.	261,360
64,300	Meritor, Inc.*	1,031,372
6,100	Old Dominion Freight Line, Inc.*	227,530
5,278	Powell Industries, Inc.*	192,647
14,200	Sun Hydraulics Corp.	678,760
11,100	Wabtec Corp.	729,492

		15,500,744

Information Technology — 12.94%
43,500	Aspen Technology, Inc.*	747,330
9,900	Blue Coat Systems, Inc.*	216,414
25,200	Checkpoint Systems, Inc.*	450,576
16,100	InterDigital, Inc.	657,685
58,200	NIC, Inc.	783,372
21,000	Skyworks Solutions, Inc.*	482,580
56,200	STEC, Inc.*	955,962
60,400	Take-Two Interactive Software, Inc.*	922,912
36,800	Tyler Technologies, Inc.*	985,504
90,300	Xyratex Ltd.*	926,478

		7,128,813

Materials — 9.71%
12,600	AMCOL International Corp.	480,816
31,700	Koppers Holdings, Inc.	1,202,381
93,400	Omnova Solutions, Inc.*	650,064

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Small Cap Core Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
9,600	Rockwood Holdings, Inc.*	$530,784
8,400	Schweitzer-Mauduit International, Inc.	471,660
43,091	Universal Stainless & Alloy*	2,014,935

		5,350,640

Utilities — 0.70%
10,400	Unisource Energy Corp.	388,232

Total Common Stocks (Cost $36,030,173)		53,694,390

Investment Company — 2.61%
1,437,154	JPMorgan Prime Money Market Fund	1,437,154

Total Investment Company		1,437,154

(Cost $1,437,154)

Total Investments (Cost $37,467,327)(a) — 100.07%		$55,131,544

Liabilities in excess of other assets — (0.07)%		(37,210)

NET ASSETS — 100.00%		$55,094,334

*	Non-income producing security.
(a)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund

June 30, 2011 (Unaudited)

Shares		Value
Common Stocks — 98.67%
Consumer Discretionary — 20.38%
89,000	Adams Golf, Inc.*	$663,940
3,725	Ambassadors International, Inc.*	267
14,500	America’s Car-Mart, Inc.*	478,500
29,000	Arctic Cat, Inc.*	389,470
28,000	Asbury Automotive Group, Inc.*	518,840
59,000	Audiovox Corp., Class A*	446,040
66,000	Benihana, Inc., Class A*	692,340
800	Biglari Holdings, Inc.*	312,840
54,000	Bluegreen Corp.*	158,220
7,000	Blyth, Inc.	352,450
46,000	Books-A-Million, Inc.	159,620
15,127	Bowl America, Inc., Class A	192,113
47,500	Build-A-Bear Workshop, Inc.*	309,225
44,000	Carriage Services, Inc.	249,480
35,000	Christopher & Banks Corp.	201,250
13,000	Core-Mark Holding Co., Inc.*	464,100
89,000	Craftmade International, Inc.*	351,550
24,000	CSS Industries, Inc.	502,320
38,000	Delta Apparel, Inc.*	646,000
12,700	Dorman Products, Inc.*	502,666
11,000	DSW, Inc., Class A*	556,710
17,500	Duckwall-ALCO Stores, Inc.*	185,500
23,000	Entercom Communications Corp., Class A*	199,640
27,000	Finish Line, Inc. (The), Class A	577,800
31,000	Flexsteel Industries	451,050
36,000	Fred’s, Inc., Class A	519,480
70,000	Golfsmith International Holdings, Inc.*	266,000
11,000	Group 1 Automotive, Inc.	452,980
58,000	Hastings Entertainment, Inc.*	237,800
15,000	Helen of Troy Ltd.*	517,950
31,000	Hooker Furniture Corp.	274,660
50,000	HOT Topic, Inc.	372,000
52,800	Isle of Capri Casinos, Inc.*	467,280
27,800	Jakks Pacific, Inc.*	511,798
24,000	Johnson Outdoors, Inc., Class A*	410,880
82,000	Journal Communications, Inc., Class A*	423,940
36,000	Kid Brands, Inc.*	185,760
50,310	Lakeland Industries, Inc.*	440,716
95,270	Lazare Kaplan International, Inc.*	129,567
47,000	La-Z-Boy, Inc.*	463,890
31,000	Lifetime Brands, Inc.	363,940
35,000	Lithia Motors, Inc., Class A	687,050
46,000	Luby’s, Inc.*	253,920
33,000	Mac-Gray Corp.	509,850
33,000	Marcus Corp.	326,040

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
19,000	MarineMax, Inc.*	$166,440
53,000	McCormick & Schmick’s Seafood Restaurants, Inc.*	455,270
7,500	McRae Industries, Inc., Class A	105,000
26,000	Media General, Inc., Class A*	99,320
13,800	Meritage Homes Corp.*	311,328
21,300	Mestek, Inc.*	194,895
20,000	Modine Manufacturing Co.*	307,400
23,400	Movado Group, Inc.	400,374
10,300	Nobility Homes, Inc.*	82,400
32,000	O’Charleys, Inc.*	233,920
41,000	Orleans Homebuilders, Inc.*(a)(b)(c)	0
20,350	Perry Ellis International, Inc.*	513,838
135,000	Point.360*	79,650
90,600	Radio One, Inc., Class D*	160,362
56,000	Red Lion Hotels Corp.*	442,400
37,550	Rex Stores Corp.*	623,330
40,000	Rocky Brands, Inc.*	493,600
34,000	Ruby Tuesday, Inc.*	366,520
18,000	Saga Communications, Inc., Class A*	666,000
45,150	Salem Communications Corp., Class A	162,088
45,000	Shiloh Industries, Inc.	485,100
30,000	Stage Stores, Inc.	504,000
48,000	Standard Motor Products, Inc.	731,040
33,000	Stein Mart, Inc.	318,120
26,000	Steinway Musical Instruments*	667,940
80,000	Stewart Enterprises, Inc., Class A	584,000
17,000	Strattec Security Corp.	356,660
6,000	Sturm Ruger & Co, Inc.	131,700
24,000	Superior Industries International, Inc.	530,640
20,000	Syms Corp.*	215,600
40,000	Systemax, Inc.*	597,600
75,000	Trans World Entertainment Corp.*	153,000
38,000	Tuesday Morning Corp.*	176,700
30,000	Universal Travel Group*(a)(c)	118,800
20,000	Walking Co. Holdings, Inc. (The)*	57,000
12,400	Weyco Group, Inc.	305,040

		29,174,507

Consumer Staples — 4.27%
14,600	Andersons, Inc. (The)	616,850
61,000	Central Garden and Pet Co.*	633,180
36,000	Chiquita Brands International, Inc.*	468,720
30,000	Elizabeth Arden, Inc.*	870,900
34,000	Ingles Markets, Inc., Class A	562,700
73,000	ML Macadamia Orchards LP*	182,500
10,000	Nash Finch Co.	358,100
8,000	Oil-Dri Corp. of America	171,360
69,000	Omega Protein Corp.*	952,200

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
40,000	Prestige Brands Holdings, Inc.*	$513,600
31,000	Schiff Nutrition International, Inc.	346,890
22,000	Spartan Stores, Inc.	429,660

		6,106,660

Energy — 3.54%
29,000	Calumet Specialty Products Partners LP	623,500
31,000	Constellation Energy Partners LLC*	79,980
20,191	Enbridge Energy Management LLC*	623,902
9,000	Global Partners LP	228,960
59,000	Harvest Natural Resources, Inc.*	650,770
17,000	Hornbeck Offshore Services, Inc.*	467,500
36,000	Knightsbridge Tankers Ltd.	793,080
19,000	Natural Gas Services Group, Inc.*	307,040
30,000	Newpark Resources, Inc.*	272,100
30,000	North American Energy Partners, Inc.*	229,800
14,600	PHI, Inc.*	315,944
15,000	PHI, Inc., Non voting*	325,950
14,000	Teekay Tankers, Ltd., Class A	131,600
110,300	Trico Marine Services, Inc.*	11,581

		5,061,707

Financials — 21.08%
70,000	21st Century Holding Co.*	190,400
40,000	Affirmative Insurance Holdings, Inc.*	94,000
9,000	Agree Realty Corp. REIT	200,970
58,000	American Equity Investment Life Holding Co.	737,180
75,000	American Independence Corp.*	435,000
23,000	American Safety Insurance Holdings Ltd.*	440,220
34,190	Ameris Bancorp*	303,265
71,000	Asta Funding, Inc.	595,690
20,000	Baldwin & Lyons, Inc., Class B	463,400
14,000	Banco Latinoamericano de Comercio Exterior SA	242,480
63,600	Bancorp, Inc.*	664,620
8,228	Banner Corp.	143,990
100,000	Beverly Hills Bancorp, Inc.*	550
41,000	California First National Bancorp	628,120
21,000	Camco Financial Corp.*	37,800
5,200	Capital Southwest Corp.	479,804
38,000	Capitol Bancorp Ltd.*	5,130
15,750	Citizens South Banking Corp.	64,575
48,150	Citizens, Inc.*	328,383
133,000	Consumer Portfolio Services*	156,940
36,856	Cowen Group, Inc., Class A*	138,579
15,000	Cypress Sharpridge Investments, Inc. REIT	192,150
35,777	Donegal Group, Inc., Class A	457,946
8,444	Donegal Group, Inc., Class B	147,770
3,000	Duff & Phelps Corp., Class A	38,490

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
58,040	Dynex Capital, Inc. REIT	$561,827
37,000	Edelman Financial Group, Inc.	291,930
27,000	EMC Insurance Group, Inc.	515,700
20,000	Federal Agricultural Mortgage Corp., Class C	442,400
34,300	First Defiance Financial Corp.*	503,867
11,000	First Financial Corp.	360,140
45,400	First Financial Holdings, Inc.	407,238
54,000	First Industrial Realty Trust, Inc. REIT*	618,300
54,000	First Merchants Corp.	482,760
47,200	First Pactrust Bancorp, Inc.	701,392
38,000	First Place Financial Corp.*	43,700
42,000	First State Bancorp*	546
25,000	Firstcity Financial Corp.*	165,750
6,600	Flagstar Bancorp, Inc.*	7,854
45,000	FNB United Corp.*	19,350
19,500	FPIC Insurance Group, Inc.*	812,760
2,250	FRMO Corp.*	6,975
45,000	Gladstone Investment Corp.	321,300
50,400	Green Bankshares, Inc.*	132,048
78,000	Guaranty Bancorp*	104,520
474	Hampton Roads Bankshares, Inc.*	4,693
52,528	Hercules Technology Growth Capital, Inc.	552,595
38,000	HF Financial Corp.	411,160
36,000	Independence Holding Co.	375,840
13,000	Indiana Community Bancorp	225,810
10,000	Infinity Property & Casualty Corp.	546,600
31,000	Intervest Bancshares Corp., Class A*	94,860
8,300	Investors Title Co.	326,356
24,000	Jefferson Bancshares, Inc.*	77,760
24,000	JMP Group, Inc.	168,720
17,000	Kansas City Life Insurance Co.	529,550
53,000	Marlin Business Services Corp.*	670,450
98,000	MCG Capital Corp.	595,840
71,750	Meadowbrook Insurance Group, Inc.	711,042
62,000	Medallion Financial Corp.	604,500
136,000	MicroFinancial, Inc.	752,080
52,100	MutualFirst Financial, Inc.	475,152
5,300	National Security Group, Inc.	59,572
4,000	National Western Life Insurance Co., Class A	637,880
11,400	Navigators Group, Inc.*	535,800
43,000	NGP Capital Resources Co.	352,600
44,000	Nicholas Financial, Inc.*	522,720
2,250	Old Republic International Corp.	26,437
67,400	Old Second Bancorp, Inc.*	60,660
13,000	One Liberty Properties, Inc. REIT	200,720
13,000	Onebeacon Insurance Group, Ltd., Class A	174,070
6,000	Oppenheimer Holdings, Inc., Class A	169,260
18,000	Pacific Mercantile Bancorp*	76,680

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
16,000	Parkway Properties, Inc. REIT	$272,960
29,000	Peoples Bancorp, Inc.	326,830
37,900	PMC Commercial Trust REIT	312,675
40,000	Presidential Life Corp.	417,600
39,705	Prospect Capital Corp.	401,418
19,000	Provident Financial Holdings, Inc.	150,670
20,000	Ramco-Gershenson Properties Trust REIT	247,600
59,000	Reis, Inc.*	585,870
25,000	Resource America, Inc., Class A	146,750
11,000	Safety Insurance Group, Inc.	462,440
42,000	SeaBright Insurance Holdings, Inc.	415,800
109,000	Signature Group Holdings, Inc.*	74,120
14,000	Simmons First National Corp., Class A	359,240
32,000	Southern Community Financial Corp.*	35,200
38,300	Southwest Bancorp, Inc.*	374,957
25,000	Sterling Bancorp NY	237,250
75,600	Sun Bancorp, Inc.*	275,940
46,500	SWS Group, Inc.	278,535
54,000	TierOne Corp.*	432
62,000	Unico American Corp.	614,420
99,716	United Community Financial Corp.*	126,639
19,000	United Western Bancorp, Inc.*	779
29,000	Winthrop Realty Trust REIT	346,260
4,600	Ziegler Cos., Inc. (The)*	86,250

		30,177,851

Health Care — 6.41%
9,000	Air Methods Corp.*	672,660
34,000	Albany Molecular Research, Inc.*	163,540
128,000	Allied Healthcare International, Inc.*	318,720
11,000	American Shared Hospital Services*	34,650
40,000	Angiodynamics, Inc.*	569,200
16,000	Assisted Living Concepts, Inc., Class A	268,480
77,000	BioScrip, Inc.*	499,730
35,000	Cantel Medical Corp.	941,850
45,000	Capital Senior Living Corp.*	418,050
25,000	Conmed Corp.*	712,000
46,000	Cross Country Healthcare, Inc.*	349,600
40,000	CryoLife, Inc.*	224,000
27,970	Hanger Orthopedic Group, Inc.*	684,426
20,313	IntegraMed America, Inc.*	196,020
20,000	Invacare Corp.	663,800
7,100	Kewaunee Scientific Corp.	69,935
10,362	Kindred Healthcare, Inc.*	222,472
30,000	Lannett Co., Inc.*	149,400
15,000	Medcath Corp.*	203,850
19,000	Mediware Information Systems*	209,950
33,000	MedQuist, Inc.	445,500

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
51,000	PharMerica Corp.*	$650,760
25,000	Symmetry Medical, Inc.*	224,250
13,000	Triple-S Management Corp., Class B*	282,490

		9,175,333

Industrials — 20.89%
45,839	Aceto Corp.	307,580
24,000	Alamo Group, Inc.	568,800
117,000	Allied Motion Technologies, Inc.*	637,650
8,000	Altra Holdings, Inc.*	191,920
8,000	Ampco-Pittsburgh Corp.	187,600
10,000	Amrep Corp.*	91,700
31,000	Beacon Roofing Supply, Inc.*	707,420
17,000	CAI International, Inc.*	351,220
16,800	Cascade Corp.	799,176
30,000	CBIZ, Inc.*	220,800
48,000	Celadon Group, Inc.*	670,080
93,525	Cenveo, Inc.*	598,560
2,800	Chicago Rivet & Machine Co.	45,080
16,400	CIRCOR International, Inc.	702,412
40,000	Compx International, Inc.	527,200
13,000	Consolidated Graphics, Inc.*	714,350
58,000	Contra Mair Holdings, Inc.*(a)(b)(c)	0
20,000	Dolan Co. (The)*	169,400
24,000	Ducommun, Inc.	493,680
43,000	Eagle Bulk Shipping, Inc.*	106,640
14,700	Eastern Co. (The)	235,935
9,880	Ecology and Environment, Inc., Class A	169,442
23,000	Encore Wire Corp.	557,060
38,000	Ennis, Inc.	661,200
15,000	EnPro Industries, Inc.*	721,050
31,000	Espey Manufacturing & Electronics Corp.	765,080
56,000	Excel Maritime Carriers Ltd.*	173,600
30,000	Federal Signal Corp.	196,800
69,000	Frozen Food Express Industries*	246,330
21,000	G&K Services, Inc., Class A	711,060
9,000	Geo Group, Inc. (The)*	207,270
40,000	Gibraltar Industries, Inc.*	452,800
35,000	Griffon Corp.*	352,800
25,750	Hardinge, Inc.	280,932
3,000	Insituform Technologies, Inc., Class A*	62,910
23,350	International Shipholding Corp.	496,888
26,000	Jinpan International Ltd.	290,680
12,000	Key Technology, Inc.*	194,040
33,000	Kforce, Inc.*	431,640
40,000	Kimball International, Inc., Class B	257,200
64,000	LECG Corp.*	1,920

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
38,000	LS Starrett Co., Class A	$389,500
51,750	LSI Industries, Inc.	410,895
56,000	Lydall, Inc.*	669,760
22,875	Marten Transport Ltd.	494,100
72,000	Mesa Air Group, Inc.*(a)(b)(c)	0
38,117	Met-Pro Corp.	433,771
49,000	Miller Industries, Inc.	915,810
34,000	NN, Inc.*	508,640
18,800	Northwest Pipe Co.*	489,928
82,000	On Assignment, Inc.*	806,060
20,000	Orion Marine Group, Inc.*	188,200
53,600	PAM Transportation Services, Inc.*	529,032
52,000	Paragon Shipping, Inc., Class A	105,560
43,160	Patrick Industries, Inc.*	88,910
29,000	RCM Technologies, Inc.*	155,150
4,100	Robbins & Myers, Inc.	216,685
38,500	Rush Enterprises, Inc., Class A*	732,655
13,000	Schawk, Inc.	215,280
21,000	School Specialty, Inc.*	302,190
66,000	SFN Group, Inc.*	599,940
13,800	SL Industries, Inc.*	324,990
24,000	Standex International Corp.	736,080
41,000	Superior Uniform Group, Inc.	481,750
58,115	Supreme Industries, Inc., Class A*	197,591
5,269	Sykes Enterprises, Inc.*	113,442
31,000	Tredegar Corp.	568,850
3,000	Trex Co., Inc.*	73,440
21,000	United Capital Corp.*	628,950
17,000	Universal Forest Products, Inc.	407,320
16,000	USA Truck, Inc.*	180,800
38,000	Vitran Corp., Inc.*	482,600
43,200	Volt Information Sciences, Inc.*	423,360
102,000	WCA Waste Corp.*	587,520
75,000	Willdan Group, Inc.*	293,250
45,000	Willis Lease Finance Corp.*	599,850

		29,909,764

Information Technology — 11.88%
67,300	Acorn Energy, Inc.*	265,162
31,000	Agilysys, Inc.*	258,540
34,000	Anaren, Inc.*	722,500
12,000	Black Box Corp.	375,240
70,000	Ciber, Inc.*	388,500
50,000	Comarco, Inc.*	14,000
21,000	Communications Systems, Inc.	376,530
82	DG FastChannel, Inc.*	2,628
30,000	Digi International, Inc.*	390,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
49,598	Dynamics Research Corp.*	$676,517
30,000	Edgewater Technology, Inc.*	81,000
46,000	Electro Rent Corp.	787,520
33,000	Electro Scientific Industries, Inc.*	636,900
32,400	ePlus, Inc.*	856,656
37,000	Gerber Scientific, Inc.*	411,810
21,332	GSI Group, Inc.*	257,051
19,000	GTSI Corp.*	102,030
32,000	Infospace, Inc.*	291,840
52,000	Insight Enterprises, Inc.*	920,920
16,000	Integral Systems, Inc.*	194,720
68,375	Integrated Silicon Solution, Inc.*	661,186
36,000	Keynote Systems, Inc.	778,680
21,000	Magal Security Systems Ltd.*	63,840
24,000	Measurement Specialties, Inc.*	856,800
56,000	Methode Electronics, Inc.	650,160
45,000	Newport Corp.*	817,650
29,000	Oplink Communications, Inc.*	540,270
4,000	Opnet Technologies, Inc.	163,760
83,000	Optical Cable Corp.	336,150
78,000	PC Connection, Inc.*	645,840
67,000	Perceptron, Inc.*	426,120
120,000	Performance Technologies, Inc.*	238,800
37,930	Photronics, Inc.*	321,267
28,000	Retalix Ltd.*	398,440
47,000	Richardson Electronics Ltd.	638,730
9,000	Rosetta Stone, Inc.*	145,260
29,000	Rudolph Technologies, Inc.*	310,590
70,000	Sigmatron International, Inc.*	321,300
31,500	Tessco Technologies, Inc.	350,280
30,000	WebMediaBrands, Inc.*	40,200
100,000	WPCS International, Inc.*	298,000

		17,013,387

Materials — 5.56%
4,100	Allegheny Technologies, Inc.	260,227
70,200	American Pacific Corp.*	563,004
37,000	Blue Earth Refineries, Inc.*	25,530
24,000	Buckeye Technologies, Inc.	647,520
20,000	China Green Agriculture, Inc.*	99,600
18,000	Friedman Industries	192,780
5,000	Hawkins, Inc.	181,100
50,000	Headwaters, Inc.*	156,500
34,000	Innospec, Inc.*	1,142,740
25,000	Myers Industries, Inc.	257,000
10,400	North American Palladium Ltd.*	42,640
21,000	Olympic Steel, Inc.	578,130
38,000	Penford Corp.*	201,400

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
5,000	PolyOne Corp.	$77,350
6,000	Quaker Chemical Corp.	258,060
29,000	Schulman (A), Inc.	730,510
45,000	Spartech Corp.*	274,050
8,000	Stepan Co.	567,200
89,294	Terra Nova Royalty Corp.	676,849
16,000	Universal Stainless & Alloy*	748,160
3,200	Vulcan International Corp.	116,800
25,000	Wausau Paper Corp.	168,500

		7,965,650

Telecommunication Services — 0.97%
30,000	Premiere Global Services, Inc.*	239,400
41,000	SureWest Communications	685,520
30,000	USA Mobility, Inc.	457,800

		1,382,720

Utilities — 3.69%
9,000	American States Water Co.	311,940
6,108	California Water Service Group	114,280
19,000	Central Vermont Public Service Corp.	686,850
12,000	CH Energy Group, Inc.	639,120
16,990	Chesapeake Utilities Corp.	680,110
21,500	Connecticut Water Service, Inc.	549,970
9,000	Delta Natural Gas Co., Inc.	285,840
18,600	Empire District Electric Co. (The)	358,236
28,400	Middlesex Water Co.	527,672
6,500	RGC Resources, Inc.	210,925
17,800	SJW Corp.	431,472
18,476	Unitil Corp.	485,919

		5,282,334

Total Common Stocks (Cost $148,687,266)		141,249,913

Preferred Stock — 0.60%
3,087	Alere, Inc.*	861,273

Total Preferred Stock (Cost $504,830)		861,273

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
Exchange Traded Funds — 0.21%
2,700	iShares Russell Microcap Index Fund	$138,348
13,400	PowerShares Zacks Micro Cap Portfolio	158,388

Total Exchange Traded Funds (Cost $210,668)		296,736

Rights/Warrants — 0.00%
1,232	Aventine Renewable Energy Holdings, Inc. Warrants, Expire 3/15/15*(a)(c)	0
10,500	Magal Rights, Expire 7/25/11*	105
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(c)	0
3,585	US Concrete, Inc. Warrants, Expire 8/31/17*(a)(c)	0

Total Rights/Warrants (Cost $0)		105

Principal Amount
Corporate Bonds — 0.00%
$1,947	Trenwick America Corp.*(a)(b)(c)	$0
1,625	Trenwick America Corp.*(a)(b)(c)	0

Total Corporate Bonds (Cost $0)		0

Shares
Investment Company — 0.50%
721,615	JPMorgan Prime Money Market Fund	$721,615

Total Investment Company (Cost $721,615)		721,615

Total Investments (Cost $ 150,124,379)(d) — 99.98%		$143,129,642

Other assets in excess of liabilities — 0.02%		28,908

NET ASSETS — 100.00%		$143,158,550

*	Non-income producing security.
(a)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $118,800 or 0.08% of net assets was as follows:

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Microcap Value Fund (cont.)

June 30, 2011 (Unaudited)

Acquisition Shares	Issuer	Acquisition Date	Acquisition Cost	6/30/11 Carrying Value Per Unit
1,232	Aventine Renewable Energy Holdings,Inc., Warrants	04/14/2010	$—	$—
58,000	Contra Mair Holdings, Inc.	09/04/2008	$6,960	$—
72,000	Mesa Air Group, Inc.	11/01/2006	$635,933	$—
41,000	Orleans Homebuilders, Inc.	12/12/2006	$685,227	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
3,585	U.S. Concrete, Inc., Warrants	09/09/2010	$—	$—
30,000	Universal Travel Group	09/16/2010	$157,113	$3.96

Acquisition Principal Amount
$1,947	Trenwick America Corp.	5/18/2006	$—	$—
$1,625	Trenwick America Corp.	5/18/2006	$—	$—

(b)	Security delisted or issuer in bankruptcy.
(c)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(d)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund

June 30, 2011 (Unaudited)

Shares		Value
Common Stocks — 100.15%
Consumer Discretionary — 13.42%
900	Ascena Retail Group, Inc.*	$30,645
1,510	Jarden Corp.	52,110
1,520	Kohl’s Corp.	76,015
1,580	Mattel, Inc.	43,434
1,710	Tenneco, Inc.*	75,360
120	VF Corp.	13,027

		290,591

Consumer Staples — 0.54%
450	Conagra Foods, Inc.	11,615

Energy — 9.86%
990	Berry Petroleum Co., Class A	52,599
640	Cameron International Corp.*	32,186
690	Dresser-Rand Group, Inc.*	37,087
1,000	Forest Oil Corp.*	26,710
400	Peabody Energy Corp.	23,564
1,150	World Fuel Services Corp.	41,319

		213,465

Financials — 26.59%
220	Ameriprise Financial, Inc.	12,690
2,790	Ares Capital Corp.	44,835
780	Comerica, Inc.	26,965
1,050	Delphi Financial Group, Inc., Class A	30,671
1,710	First Niagara Financial Group, Inc.	22,572
850	Hartford Financial Services Group, Inc. (The)	22,414
950	HCC Insurance Holdings, Inc.	29,925
6,000	Huntington Bancshares, Inc.	39,360
10,070	KKR Financial Holdings LLC REIT	98,787
930	LaSalle Hotel Properties REIT	24,496
2,450	MFA Financial Inc., REIT	19,698
980	New York Community Bancorp, Inc.	14,690
4,760	People’s United Financial, Inc.	63,974
510	Principal Financial Group, Inc.	15,514
260	ProAssurance Corp.*	18,200
670	Reinsurance Group of America, Inc.	40,776
1,300	Starwood Property Trust, Inc. REIT	26,663
990	Tower Group, Inc.	23,582

		575,812

Health Care — 4.51%
200	AmerisourceBergen Corp.	8,280
310	Humana, Inc.	24,968

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
2,160	Mylan, Inc.*	$53,287
1,800	Tenet Healthcare Corp.*	11,232

		97,767

Industrials — 18.86%
590	Fluor Corp.	38,149
580	Gardner Denver, Inc.	48,749
230	JB Hunt Transport Services, Inc.	10,831
5,920	Meritor, Inc.*	94,957
1,540	Navistar International Corp.*	86,948
360	Regal-Beloit Corp.	24,037
1,310	Republic Services, Inc.	40,414
550	SPX Corp.	45,463
750	Werner Enterprises, Inc.	18,788

		408,336

Information Technology — 8.32%
2,130	Avnet, Inc.*	67,904
1,450	Fairchild Semiconductor International, Inc.*	24,229
1,030	Harris Corp.	46,412
890	Ingram Micro, Inc., Class A*	16,145
760	MEMC Electronic Materials, Inc.*	6,483
1,170	Seagate Technology Plc	18,907

		180,080

Materials — 16.12%
760	Ashland, Inc.	49,111
1,220	Celanese Corp., Class A	65,038
860	Crown Holdings, Inc.*	33,385
654	Cytec Industries, Inc.	37,402
200	Eastman Chemical Co.	20,414
1,090	International Paper Co.	32,504
580	Owens-Illinois, Inc.*	14,970
390	Reliance Steel & Aluminum Co.	19,363
1,370	Schweitzer-Mauduit International, Inc.	76,926

		349,113

Utilities — 1.93%
590	Edison International	22,863
360	EQT Corp.	18,907

		41,770

Total Common Stocks (Cost $2,060,466)		2,168,549

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC Mid Cap Value Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
Investment Company — 0.35%
7,617	JPMorgan Prime Money Market Fund	$7,617

Total Investment Company (Cost $7,617)		7,617

Total Investments (Cost $ 2,068,083)(a) — 100.50%		$2,176,166

Liabilities in excess of other assets — (0.50)%		(10,814)

NET ASSETS — 100.00%		$2,165,352

*	Non-income producing security.
(a)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT - Real Estate Investment Trust

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund

June 30, 2011 (Unaudited)

Principal Amount		Value
Asset Backed Securities — 0.51%
Asset Backed Auto Receivables — 0.51%
$35,000,000	Enterprise Fleet Financing LLC, 0.38%, 7/20/12(a)	$35,000,000
5,396,836	Hyundai Auto Receivables Trust, Series 2011-A, Class A1, 0.32%, 2/15/12	5,396,836
34,280,606	World Omni Auto Receivables Trust Series 2011-A Class A1, 0.29%, 3/15/12	34,280,607

Total Asset Backed Securities (Cost $74,677,443)		74,677,443

Asset Backed Commercial Paper — 3.08%
Finance - Diversified Domestic — 1.71%
70,000,000	Kells Funding LLC, 0.30%, 3/30/12(a)(b)	70,000,000
80,000,000	Kells Funding LLC, 0.33%, 8/16/11(a)(b)	79,966,267
50,000,000	Kells Funding LLC, 0.33%, 12/1/11(a)(b)	50,000,000
50,000,000	Kells Funding LLC, 0.33%, 12/1/11(a)(b)	50,000,000

		249,966,267

Finance - Diversified Foreign — 1.37%
100,000,000	Northern Pines Funding LLC, 0.24%, 9/6/11(a)(b)	99,955,333
100,000,000	Northern Pines Funding LLC, 0.26%, 7/5/11(a)(b)	99,997,111

		199,952,444

Total Asset Backed Commercial Paper (Cost $449,918,711)		449,918,711

Commercial Paper — 25.81%
Banks - Australia & New Zealand — 2.74%
100,000,000	Commonwealth Bank Australia, 0.28%, 2/24/12(a)(b)	100,000,000
100,000,000	Commonwealth Bank Australia, 0.29%, 9/16/11(a)(b)	100,000,000
100,000,000	Commonwealth Bank Australia, 0.29%, 4/30/12(a)(b)	100,000,000
100,000,000	Westpac Banking Corp., 0.27%, 9/26/11(a)(b)	100,000,000

		400,000,000

Banks - Domestic — 1.91%
85,000,000	Bank of America Corp., 0.23%, 7/18/11(b)	84,990,768
18,707,294	Bank of America Corp., 0.36%, 10/21/11(b)	18,686,342
100,000,000	Union Bank NA, 0.18%, 7/1/11(b)	100,000,000
50,000,000	Union Bank NA, 0.22%, 7/11/11(b)	49,996,944
24,750,000	Union Bank NA, 0.24%, 7/11/11(b)	24,748,350

		278,422,404

Banks - Foreign — 6.28%
30,000,000	Credit Suisse USA, Inc., 0.28%, 10/25/11(b)	29,972,933
46,000,000	DnB NOR Bank ASA, 0.27%, 10/11/11(a)(b)	45,964,810
50,000,000	DnB NOR Bank ASA, 0.27%, 5/18/12(a)(b)	50,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$50,000,000	DnB NOR Bank ASA, 0.32%, 1/23/12(a)(b)	$50,000,000
90,275,000	Nordea North America, Inc., 0.20%, 7/12/11(b)	90,269,545
50,000,000	Nordea North America, Inc., 0.24%, 10/24/11(b)	49,961,667
25,000,000	NRW Bank, 0.20%, 7/12/11(a)(b)	24,998,472
50,000,000	Santander Central Hispano Financial, 0.45%, 7/25/11(b)	49,985,000
32,300,000	Santander Central Hispano Financial, 0.46%, 7/28/11(b)	32,288,856
17,700,000	Santander Central Hispano Financial, 0.48%, 7/7/11(b)	17,698,584
50,000,000	Santander Central Hispano Financial, 0.53%, 7/25/11(b)	49,982,333
25,000,000	Santander Central Hispano Financial, 0.60%, 7/6/11(b)	24,997,917
50,000,000	Santander Central Hispano Financial, 0.62%, 7/14/11(b)	49,988,806
50,000,000	Santander Central Hispano Financial, 0.62%, 9/12/11(b)	49,937,139
25,000,000	Santander Central Hispano Financial, 0.65%, 9/1/11(b)	24,972,014
43,500,000	Societe Generale North America, 0.25%, 8/5/11(b)	43,489,427
56,500,000	Societe Generale North America, 0.25%, 8/12/11(b)	56,483,521
50,000,000	Societe Generale North America, 0.28%, 7/5/11(b)	49,998,444
125,000,000	Union Bank Cayman, 0.02%, 7/1/11(b)	125,000,000

		915,989,468

Banks - United Kingdom — 4.11%
50,000,000	Abbey National North America LLC, 0.39%, 7/6/11(b)	49,997,292
65,000,000	Abbey National North America LLC, 0.43%, 8/3/11(b)	64,974,379
100,000,000	Abbey National North America LLC, 0.53%, 7/1/11(b)	100,000,000
60,000,000	Abbey National North America LLC, 0.54%, 7/6/11(b)	59,995,500
25,000,000	Abbey National North America LLC, 0.61%, 11/21/11(b)	24,939,424
100,000,000	Barclays Bank PLC, 0.29%, 8/25/11(a)(b)	99,955,694
100,000,000	Barclays Bank PLC, 0.30%, 8/5/11(a)(b)	99,970,833
100,000,000	Barclays Bank PLC, 0.38%, 8/1/11(a)(b)	99,967,278

		599,800,400

Consumer Discretionary — 1.11%
120,000,000	Coca-Cola Co., 0.19%, 7/20/11(a)(b)	119,987,967
42,300,000	Johnson & Johnson, 0.20%, 10/4/11(a)(b)	42,277,675

		162,265,642

Finance - Diversified Domestic — 3.36%
44,200,000	PACCAR Financial Corp., 0.18%, 7/28/11(b)	44,194,033
39,300,000	PACCAR Financial Corp., 0.19%, 8/1/11(b)	39,293,570
35,000,000	Reckitt Benckiser Treasury Services, 0.45%, 11/21/11(a)(b)	34,937,437
100,000,000	Reckitt Benckiser Treasury Services, 0.55%, 9/6/11(a)(b)	99,897,639
75,000,000	Reckitt Benckiser Treasury Services, 0.55%, 10/3/11(a)(b)	74,892,292
25,000,000	Reckitt Benckiser Treasury Services, 0.60%, 10/18/11(a)(b)	24,954,583
50,000,000	Reckitt Benckiser Treasury Services, 0.72%, 2/28/12(a)(b)	49,758,000
15,000,000	Reckitt Benckiser Treasury Services, 0.73%, 4/13/12(a)(b)	14,912,704
75,000,000	Toyota Motor Credit Corp., 0.25%, 7/26/11(b)	74,986,979

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$32,000,000	Toyota Motor Credit Corp., 0.33%, 10/3/11(b)	$31,972,427

		489,799,664

Finance - Diversified Foreign — 1.88%
75,000,000	Erste Abwicklungsanstalt (EAA), 0.19%, 7/8/11(a)(b)	74,997,229
75,000,000	Erste Abwicklungsanstalt (EAA), 0.29%, 10/7/11(a)(b)	74,940,792
100,000,000	Erste Abwicklungsanstalt (EAA), 0.37%, 1/9/12(a)(b)	99,802,667
25,000,000	Erste Abwicklungsanstalt (EAA), 0.40%, 3/14/12(a)(b)	24,928,611

		274,669,299

Health Care — 0.31%
20,000,000	Dean Health Systems, Inc., 0.18%, 8/9/11(b)	19,996,100
25,000,000	Dean Health Systems, Inc., 0.23%, 7/7/11(b)	24,999,042

		44,995,142

Industrials — 1.02%
100,000,000	NetJets, Inc., 0.13%, 7/5/11(a)(b)	99,998,556
49,000,000	NetJets, Inc., 0.14%, 7/1/11(a)(b)	49,000,000

		148,998,556

Information Technology — 0.69%
100,000,000	Google, Inc., 0.40%, 9/12/11(a)(b)	99,918,889

Insurance — 2.40%
25,000,000	AXA Financial, Inc., 0.22%, 8/16/11(a)(b)	24,992,972
36,000,000	AXA Financial, Inc., 0.22%, 9/6/11(a)(b)	35,985,260
60,000,000	AXA Financial, Inc., 0.25%, 7/28/11(a)(b)	59,988,750
33,000,000	AXA Financial, Inc., 0.26%, 7/11/11(a)(b)	32,997,617
42,000,000	AXA Financial, Inc., 0.26%, 7/25/11(a)(b)	41,992,720
75,000,000	AXA Financial, Inc., 0.27%, 7/5/11(a)(b)	74,997,750
20,000,000	Metlife Short Term Funding LLC, 0.34%, 10/17/11(a)(b)	19,979,600
35,000,000	Metlife Short Term Funding LLC, 0.40%, 11/7/11(a)(b)	34,949,833
25,000,000	Metlife Short Term Funding LLC, 0.43%, 8/29/11(a)(b)	24,982,382

		350,866,884

Total Commercial Paper (Cost $3,765,726,348)		3,765,726,348

Certificates of Deposit, Domestic — 2.06%
Banks - Domestic — 2.06%
300,000,000	Citibank NA, 0.05%, 7/1/11	300,000,000

Total Certificates of Deposit, Domestic (Cost $300,000,000)		300,000,000

Certificates of Deposit, Yankee(c) — 15.44%
Banks - Canadian — 4.11%
100,000,000	Bank of Montreal Chicago, 0.21%, 11/23/11	100,000,000
100,000,000	Bank of Nova Scotia, 0.30%, 6/11/12	100,000,000
63,000,000	Bank of Nova Scotia, 0.45%, 6/11/12	63,106,940

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$86,090,000	Bank of Nova Scotia, 0.50%, 3/5/12	$86,219,142
50,000,000	Toronto Dominion Bank NY, 0.26%, 10/28/11	50,000,000
50,000,000	Toronto Dominion Bank NY, 0.27%, 1/12/12	50,000,000
100,000,000	Toronto Dominion Bank NY, 0.40%, 4/30/12	100,000,000
50,000,000	Toronto Dominion Bank NY, 0.41%, 9/19/11	50,000,000

		599,326,082

Banks - Foreign — 11.33%
300,000,000	BNP Paribas NY Branch, 0.01%, 7/1/11	300,000,000
100,000,000	BNP Paribas NY Branch, 0.38%, 12/15/11	100,000,000
40,000,000	BNP Paribas NY Branch, 0.53%, 8/22/11	40,000,000
60,000,000	BNP Paribas NY Branch, 0.55%, 9/7/11	60,002,223
100,000,000	Deutsche Bank Securities, 0.01%, 7/1/11	100,000,000
75,000,000	DnB NOR Bank ASA, 0.27%, 4/11/12	75,000,000
90,000,000	Nordea Bank Finland NY, 0.57%, 10/20/11	90,080,123
5,450,000	Nordea Bank Finland NY, 0.58%, 10/14/11	5,454,025
29,275,000	Nordea Bank Finland NY, 0.58%, 4/13/12	29,333,792
35,000,000	Nordea Bank Finland NY, 0.66%, 7/12/12	35,126,692
50,000,000	Rabobank Nederland NY, 0.29%, 4/2/12	50,000,000
100,000,000	Rabobank Nederland NY, 0.30%, 2/3/12	100,000,000
50,000,000	Rabobank Nederland NY, 0.37%, 8/3/11	50,000,000
50,000,000	Rabobank Nederland NY, 0.50%, 9/14/11	50,002,590
90,000,000	Skandinaviska Enskilda Banken, 0.26%, 9/15/11	90,000,000
75,000,000	Skandinaviska Enskilda Banken, 0.28%, 8/12/11	75,000,000
110,000,000	Skandinaviska Enskilda Banken, 0.31%, 7/11/11	110,000,610
25,000,000	Skandinaviska Enskilda Banken, 0.34%, 8/12/11	25,001,455
50,000,000	Societe Generale NY, 0.23%, 9/2/11	50,000,000
44,000,000	Societe Generale NY, 0.42%, 1/27/12	44,007,931
50,000,000	Societe Generale NY, 0.42%, 2/9/12	50,000,000
50,000,000	Svenska Handelsbanken NY, 0.24%, 7/6/11	50,000,278
75,000,000	Svenska Handelsbanken NY, 0.30%, 10/27/11	75,001,227

		1,654,010,946

Total Certificates of Deposit, Yankee (Cost $2,253,337,028)		2,253,337,028

Corporate Bonds — 20.16%
Banks - Australia & New Zealand — 1.89%
100,000,000	Australia & New Zealand Banking Group Ltd., 0.29%, 11/8/11(a)	100,000,000
5,000,000	Australia & New Zealand Banking Group Ltd., 0.57%, 10/21/11(a)(d)	5,004,007
10,350,000	Australia & New Zealand Banking Group Ltd., 0.87%, 8/4/11(a)(d)	10,355,628
50,000,000	Westpac Banking Corp., 0.28%, 6/15/12(d)	50,000,000
100,000,000	Westpac Banking Corp., 0.32%, 7/9/12(a)(d)	99,982,228
10,000,000	Westpac Banking Corp., 0.34%, 4/3/12(a)	9,999,474

		275,341,337

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Banks - Domestic — 3.08%
$150,000,000	Bank of America NA, 0.29%, 7/27/11(d)	$150,000,000
10,000,000	Bank of America NA, 5.38%, 8/15/11	10,060,425
60,000,000	Regions Bank (FDIC Insured under TLGP), 3.25%, 12/9/11	60,772,800
47,375,000	Wells Fargo & Co., 0.40%, 3/1/12(d)	47,406,366
35,995,000	Wells Fargo & Co., 0.40%, 4/23/12	36,032,289
91,748,000	Wells Fargo & Co., 5.30%, 8/26/11	92,427,475
52,437,000	Wells Fargo & Co., 5.30%, 10/15/11	53,159,755

		449,859,110

Banks - Foreign — 3.99%
48,550,000	Credit Suisse USA, Inc., 0.46%, 8/16/11(d)	48,558,768
28,736,000	Credit Suisse USA, Inc., 5.50%, 8/16/11	28,920,025
99,582,000	Credit Suisse USA, Inc., 6.13%, 11/15/11	101,659,934
87,780,000	Credit Suisse USA, Inc., 6.50%, 1/15/12	90,582,892
109,000,000	Dexia Credit Local SA, 2.38%, 9/23/11(a)	109,376,989
40,000,000	Rabobank Nederland NY, 0.35%, 3/17/12(a)(d)	40,014,130
55,000,000	Svenska Handelsbanken AB, 0.50%, 7/1/11(a)	55,000,000
100,000,000	Svenska Handelsbanken NY, 0.29%, 6/29/12(a)	100,000,000
8,270,000	Svenska Handelsbanken NY, 0.52%, 1/30/12	8,281,264

		582,394,002

Banks - United Kingdom — 0.78%
96,895,000	Royal Bank of Scotland PLC (The), 1.45%, 10/20/11(a)	97,157,250
16,518,000	Royal Bank of Scotland PLC (The), 3.00%, 12/9/11(a)	16,694,280

		113,851,530

Consumer Discretionary — 0.35%
50,000,000	Kimberly-Clark Corp., 4.43%, 12/19/11(a)	50,866,979

Consumer Staples — 1.63%
227,000,000	Wal-Mart Stores, Inc. STEP, 5.23%, 6/1/12(d)	237,307,364

Finance - Diversified Domestic — 6.03%
11,665,000	ETC Holdings LLC, 0.18%, 4/1/28(d)	11,665,000
3,705,000	GBG LLC, 0.25%, 9/1/27(a)(d)	3,705,000
9,727,000	General Electric Capital Corp., 0.33%, 8/15/11(d)	9,727,435
14,310,000	General Electric Capital Corp., 0.44%, 7/27/12(d)	14,331,136
50,405,000	General Electric Capital Corp., 4.38%, 3/3/12	51,705,719
29,835,000	General Electric Capital Corp., 5.00%, 4/10/12	30,864,139
2,000,000	General Electric Capital Corp., 5.25%, 2/21/12	2,061,021
101,436,000	General Electric Capital Corp., 5.88%, 2/15/12	104,749,278
70,946,000	General Electric Capital Corp.,, 6.00%, 6/15/12	74,639,928
23,304,000	John Deere Capital Corp., 7.00%, 3/15/12	24,401,044
50,000,000	JPMorgan Chase & Co., 0.23%, 5/21/12	50,015,169
12,824,000	JPMorgan Chase & Co., 0.35%, 2/22/12(d)	12,828,343
9,000,000	JPMorgan Chase & Co., 0.37%, 12/21/11(d)	9,004,011
50,860,000	JPMorgan Chase & Co., 0.44%, 11/28/11(d)	50,894,561
14,688,000	JPMorgan Chase & Co., 0.46%, 2/1/12(d)	14,701,115

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 8,700,000	JPMorgan Chase & Co., 4.50%, 1/15/12	$8,885,257
98,171,000	JPMorgan Chase & Co., 5.35%, 2/1/12	100,909,170
28,600,000	JPMorgan Chase & Co., 5.50%, 8/15/11	28,774,306
40,000,000	JPMorgan Chase & Co. (FDIC Insured Under TLGP), 3.13%, 12/1/11	40,464,021
33,050,000	MassMutual Global Funding II, 0.35%, 8/26/11(a)(d)	33,053,635
35,000,000	Merrill Lynch & Co., Inc., 0.47%, 11/1/11(d)	35,011,667
55,750,000	NGSP, Inc., 0.11%, 6/1/46(d)	55,750,000
11,040,000	Ring-Missouri LP, 0.23%, 9/1/18(d)	11,040,000
10,790,000	Schlitz Park Associates II LP, 0.18%, 12/1/21(d)	10,790,000
15,175,000	SF Tarns LLC, 0.19%, 1/1/28(d)	15,175,000
75,000,000	Twins Ballpark LLC, 0.21%, 10/1/34(a)(d)	75,000,000

		880,145,955

Health Care — 0.08%
11,565,000	The Portland Clinic LLP, 0.12%, 11/20/33(d)	11,565,000

Industrials — 0.03%
4,000,000	3M Co., 4.50%, 11/1/11	4,055,690

Information Technology — 0.05%
7,300,000	International Business Machines Corp., 0.31%, 11/4/11(d)	7,301,828

Insurance — 1.91%
40,000,000	AARP, 0.12%, 5/1/31(d)	40,000,000
20,070,000	Berkshire Hathaway, Inc., 0.45%, 2/10/12(d)	20,093,720
200,000,000	Metropolitan Life Global Funding, Series I, 0.41%, 7/6/12(a)	200,000,000
18,210,000	Metropolitan Life Global Funding, Series I, 5.13%, 11/9/11(a)	18,512,682

		278,606,402

Oil & Gas — 0.34%
50,000,000	Shell International Finance NV, 1.30%, 9/22/11	50,101,445

Total Corporate Bonds
(Cost $2,941,396,642)		2,941,396,642

Municipal Bonds — 22.02%
Arizona — 0.07%
9,800,000	Yuma Industrial Development Authority Refunding Revenue, 0.08%, 8/1/43, (LOC: JP Morgan Chase Bank)(d)	9,800,000

California — 4.50%
23,200,000	Abag Finance Authority For Nonprofit Corps. Refunding Revenue, Series C, 0.06%, 8/1/35, (LOC: Citibank NA)(d)	23,200,000
99,365,000	Abag Finance Authority For Nonprofit Corps. Revenue, 0.05%, 6/1/37, (LOC: LaSalle Bank NA)(d)	99,365,000
55,450,000	Abag Finance Authority For Nonprofit Corps. Revenue, Series A, 0.08%, 12/15/37, (Credit Support: Fannie Mae)(d)	55,450,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$67,220,000	California Housing Finance Agency Revenue, Series B, 0.08%, 2/1/35, (LOC: Freddie Mac, Fannie Mae)(d)	$67,220,000
37,785,000	California Housing Finance Agency Revenue, Series F, 0.08%, 2/1/37, (LOC: Freddie Mac, Fannie Mae)(d)	37,785,000
83,435,000	California Housing Finance Agency Revenue, Series F, 0.08%, 2/1/38, (LOC: Freddie Mac, Fannie Mae)(d)	83,435,000
5,000,000	California Statewide Communities Development Authority Revenue, Floaters Series 2114, 0.14%, 9/1/46(d)	5,000,000
43,600,000	City of Whittier Refunding Revenue, Series A, 0.04%, 6/1/36, (LOC: U.S. Bank NA)(d)	43,600,000
24,408,000	County of San Bernardino Refunding Program COP, Series B, 0.11%, 3/1/17, (LOC: Bank of America NA)(d)	24,408,000
43,080,000	Los Angeles Department of Water & Power Revenue, Series R-11625, 0.09%, 7/1/36, (Credit Support: BHAC-CR, MBIA), Callable 7/1/12 @ 100(a)(d)	43,080,000
11,793,000	Los Angeles Metro Transportation TECP, 0.18%, 7/14/11(b)	11,793,000
61,525,000	The Olympic Club Refunding Revenue, 0.10%, 9/30/32, (LOC: Bank of America NA)(d)	61,525,000
13,665,000	Port of Oakland Airport and Marina Revenue, Series R-11690, 0.14%, 11/1/27, (Credit Support: BHAC-CR, MBIA, FGIC), Callable 11/1/12 @ 100(a)(d)	13,665,000
8,200,000	San Francisco City & County Housing Authority Refunding Revenue, 0.09%, 9/1/49, (LOC: Citibank NA)(d)	8,200,000
79,200,000	Southern California Public Power Authority Refunding Revenue, 0.06%, 7/1/36, (LOC: Bank of America NA)(d)	79,200,000

		656,926,000

Colorado — 0.45%
27,760,000	Colorado Educational & Cultural Facilities Authority Refunding Revenue, Floaters Series 1557, 0.09%, 3/1/35, (Credit Support: FGIC)(d)	27,760,000
16,610,000	Crystal Valley Metropolitan District No. 1 Revenue, 0.08%, 10/1/34, (LOC: Wells Fargo Bank)(d)	16,610,000
20,840,000	East Cherry Creek Valley Water & Sanitation District Arapahoe County Refunding Revenue, Series A, 0.08%, 11/15/34, (LOC: Wells Fargo Bank)(d)	20,840,000

		65,210,000

Georgia — 0.24%
34,440,000	Valdosta-Lowndes County Industrial Development Authority Revenue, Series B, 0.19%, 6/1/28, (LOC: Wells Fargo Bank)(d)	34,440,000

Illinois — 0.61%
58,125,000	Chicago Midway Airport Revenue, Series A, 0.06%, 1/1/29, (LOC: JPMorgan Chase Bank)(d)	58,125,000
31,525,000	Regional Transportation Authority TECP, 0.20%, 7/27/11(b)	31,525,000

		89,650,000

Indiana — 0.45%
29,700,000	City of Indianapolis Lakeside Pointe & Fox Club Refunding Revenue, 0.07%, 11/15/37, (Credit Support: Fannie Mae)(d)	29,700,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 15,625,000	Indiana Finance Authority Indiana University Health Refunding Revenue, Series J, 0.14%, 3/1/33, (LOC: JP Morgan Chase Bank)(d)	$15,625,000
20,800,000	Indiana Finance Authority Indiana University Health Refunding Revenue, Series K, 0.10%, 3/1/33, (LOC: JPMorgan Chase Bank)(d)	20,800,000

		66,125,000

Kentucky — 0.00%
725,000	Lexington-Fayette Urban County Airport Board Refunding Revenue, Series C, 0.67%, 7/1/33, (LOC: JP Morgan Chase Bank)(d)	725,000

Maryland — 0.38%
44,936,000	Maryland Health & Higher Educational Facilities Authority Refunding Revenue, Series D, 0.08%, 1/1/29, (LOC: Bank of America NA)(d)	44,936,000
10,475,000	Montgomery County Housing Opportunites Commission Refunding Revenue, Series D, 0.18%, 7/1/39, (LOC: Fannie Mae, Freddie Mac)(d)	10,475,000

		55,411,000

Massachusetts — 0.77%
38,800,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-2, 0.08%, 7/1/31, (LOC: Bank of America NA)(d)	38,800,000
18,335,000	Massachusetts Health & Educational Facilities Authority Capital Asset Program Revenue, Series M-4A, 0.08%, 7/1/39, (LOC: Bank of America NA)(d)	18,335,000
55,500,000	Massachusetts Health & Educational Facilities Authority Revenue, Boston University, Series N, 0.11%, 10/1/34, (LOC: Bank of America NA)(d)	55,500,000

		112,635,000

Michigan — 1.40%
50,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.10%, 9/1/50, (LOC: Bank of America NA)(d)	50,000,000
25,000,000	Michigan Finance Authority Taxable School Loan Refunding Revenue, 0.16%, 9/1/50, (LOC: PNC Bank NA)(d)	25,000,000
59,800,000	Michigan State Hospital Finance Authority Henry Ford Health System Revenue, 0.08%, 11/15/42, (LOC: JP Morgan Chase Bank)(d)	59,800,000
69,300,000	Michigan Strategic Fund Van Andel Research Refunding Revenue, 0.09%, 4/1/43, (LOC: Bank of America NA)(d)	69,300,000

		204,100,000

Minnesota — 0.48%
69,500,000	City of Rochester Mayo Foundation Refunding Revenue, Series A, 0.06%, 8/15/32(d)	69,500,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Mississippi — 0.11%
$ 15,475,000	Mississippi Development Bank Special Obligation Refunding Revenue, Series B, 0.15%, 10/1/31, (LOC: Bank of America NA)(d)	$15,475,000

Nebraska — 0.24%
24,470,000	Lancaster County Hospital Authority No 1 Brylangh Medical Center Refunding Revenue, Series B-2, 0.08%, 6/1/31, (LOC: U.S. Bank NA)(d)	24,470,000
10,000,000	Nebraska Investment Finance Authority Multi Family Housing Revenue, Series A, 0.11%, 10/1/42, (LOC: Citibank NA)(d)	10,000,000

		34,470,000

New Hampshire — 0.15%
21,500,000	New Hampshire State Business Finance Authority Littleton Regional Hospital Refunding Revenue, 0.06%, 10/1/37, (LOC: TD Bank NA)(d)	21,500,000

New Jersey — 0.05%
6,675,000	New Jersey Economic Development Authority Marina Energy Revenue, Series B, 0.11%, 9/1/21, (LOC: Wells Fargo Bank)(d)	6,675,000

New York — 5.56%
27,300,000	City of New York Public Improvement GO, Series F-6, 0.08%, 2/15/18, (LOC: Morgan Guaranty Trust)(d)	27,300,000
58,805,000	City of New York Public Improvement GO, Sub-Series H-2, 0.05%, 3/1/34, (LOC: Bank of New York)(d)	58,805,000
45,085,000	City of New York Refunding GO, Sub-Series C-5, 0.05%, 8/1/20, (LOC: Bank of New York)(d)	45,085,000
25,000,000	Metropolitan Transportation Authority Transit Improvement Revenue, Sub-series E2, 0.08%, 11/1/35, (LOC: BNP Paribas)(d)	25,000,000
9,895,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B, 0.11%, 1/1/37, (LOC: Bank of America NA)(d)	9,895,000
23,820,000	New York City Capital Resources Corp. Nursing Home Revenue, Series B-1, 0.11%, 7/1/37, (LOC: Bank of America NA)(d)	23,820,000
104,990,000	New York City Housing Development Corp. Multi Family Housing Revenue, 0.08%, 6/15/47, (LOC: Citibank NA)(d)	104,990,000
66,600,000	New York City Housing Development Corp. Multi Family Housing Revenue, Royal Properties Series A, 0.06%, 4/15/35, (Credit Support: Fannie Mae)(d)	66,600,000
22,400,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series A, 0.07%, 11/1/48, (LOC: Bank of America NA)(d)	22,400,000
40,875,000	New York City Housing Development Corp. Multi Family Housing Revenue, Series B, 0.14%, 4/15/36, (Credit Support: Fannie Mae)(d)	40,875,000
112,490,000	New York State Dormitory Authority Revenue, Series A, 0.06%, 11/15/36, (Credit Support: Fannie Mae)(d)	112,490,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 13,000,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.09%, 8/1/15, (LOC: AMBAC, Wells Fargo Bank)(d)	$13,000,000
23,390,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series A, 0.07%, 5/1/42, (LOC: Wells Fargo Bank)(d)	23,390,000
40,500,000	New York State Housing Finance Agency 320 West 38th St. Refunding Revenue, Series B, 0.07%, 5/1/42, (LOC: Wells Fargo Bank)(d)	40,500,000
43,785,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series A, 0.06%, 5/1/35, (Credit Support: Freddie Mac)(d)	43,785,000
15,100,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series B, 0.17%, 11/1/36, (LOC: Bank of America NA)(d)	15,100,000
39,000,000	New York State Housing Finance Agency Multi Family Housing Worth St. Revenue, Series A, 0.07%, 5/15/33, (Credit Support: Fannie Mae)(d)	39,000,000
16,400,000	New York State Housing Finance Agency Revenue, West 37th St. Project, Series B, 0.16%, 5/1/42, (LOC: Wells Fargo Bank)(d)	16,400,000
83,510,000	New York State Urban Development Corp. State Personal Income Tax Revenue, 0.65%, 12/15/11	83,510,000

		811,945,000

North Carolina — 0.13%
19,665,000	Roman Catholic Diocese of Raleigh Revenue, Series A, 0.12%, 6/1/18, (LOC: Bank of America NA)(d)	19,665,000

Ohio — 0.55%
9,680,000	City of Grove Multi Family Housing Regency Arms Apartment Revenue, 0.15%, 6/15/30, (Credit Support: Fannie Mae)(d)	9,680,000
57,605,000	County of Cuyahoga MetroHealth System Refunding Revenue, 0.08%, 2/1/35, (LOC: PNC Bank NA)(d)	57,605,000
12,500,000	Ohio State Higher Educational Facilities Refunding Revenue, Series B, 0.16%, 5/1/42, (LOC: U.S. Bank NA)(d)	12,500,000

		79,785,000

Pennsylvania — 1.45%
49,800,000	Allegheny County Industrial Development Authority Children’s Hospital Revenue, Series A, 0.06%, 10/1/32, (LOC: Bank of America NA)(d)	49,800,000
40,900,000	Blair County Industrial Development Authority Refunding Revenue, 0.16%, 10/1/28, (LOC: PNC Bank NA)(d)	40,900,000
18,245,000	City of Philadelphia Refunding Revenue, Series C, 0.08%, 6/15/25, (LOC: TD Bank NA)(d)	18,245,000
20,855,000	City of Reading Refunding GO, Series D, 0.19%, 11/1/32, (LOC:Wells Fargo Bank)(d)	20,855,000
19,990,000	Derry Township Industrial & Commercial Development Authority Revenue, 0.16%, 11/1/30, (LOC: PNC Bank NA)(d)	19,990,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 33,400,000	Pennsylvania Economic Development Financing Authority Revenue, 0.10%, 11/1/28, (LOC: Bank of America NA)(d)	$33,400,000
28,890,000	Pennsylvania Higher Educational Facilties Authority Drexel University Revenue, Series B, 0.08%, 5/1/37, (LOC: Wells Fargo Bank)(d)	28,890,000

		212,080,000

Rhode Island — 0.14%
20,940,000	Rhode Island Health & Educational Building Corp. School of Design Refunding Revenue, Series A, 0.08%, 8/15/34, (LOC: Bank of America NA)(d)	20,940,000

South Dakota — 0.37%
15,700,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series C, 0.08%, 5/1/37(d)	15,700,000
25,000,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series G, 0.08%, 5/1/35(d)	25,000,000
13,200,000	South Dakota Housing Development Authority Home Ownership Mortgage Revenue, Series I, 0.08%, 5/1/38(d)	13,200,000

		53,900,000

Tennessee — 0.39%
25,000,000	Chattanooga Industrial Development Board Revenue, 0.11%, 1/1/28, (LOC: Bank of America NA)(d)	25,000,000
20,000,000	Johnson City Health & Educational Facilities Board Revenue, Series B2, 0.16%, 7/1/33, (LOC: PNC Bank NA)(d)	20,000,000
11,500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 0.11%, 6/1/42, (LOC: Citibank NA)(d)	11,500,000

		56,500,000

Texas — 0.58%
45,000,000	Harris County Cultural Educational Facilities TECP, 0.28%, 7/6/11(b)	45,000,000
6,645,000	Texas State Veteran’s Fund Refunding GO, Series I-C, 0.17%, 12/1/25(d)	6,645,000
20,000,000	Texas State Veteran’s Housing GO, Series A-2, 0.15%, 12/1/29(d)	20,000,000
12,315,000	Texas State Veteran’s Housing Refunding GO, 0.17%, 6/1/31, (LOC: JP Morgan Chase Bank)(d)	12,315,000

		83,960,000

Utah — 0.06%
8,270,000	Ogden City Redevelopment Agency Refunding Revenue, Series A, 0.19%, 6/1/31, (LOC: Wells Fargo Bank)(d)	8,270,000

Virginia — 2.01%
181,811,000	Federal Home Loan Mortgage Corp., Multi Family Housing Revenue, Series M017, Class A, 0.13%, 9/15/50, (Credit Support: Freddie Mac)(d)	181,811,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 20,985,000	Montgomery County Industrial Development Authority Refunding Revenue, Series A, 0.08%, 2/1/39(d)	$20,985,000
16,230,000	Montgomery County Industrial Development Authority Refunding Revenue, Series B, 0.12%, 2/1/39(d)	16,230,000
16,580,000	Newport News Industrial Development Authority Industrial Improvement Revenue, Series B, 0.19%, 7/1/31, (LOC: Wells Fargo Bank)(d)	16,580,000
25,605,000	Stafford County & Staunton Industrial Development Authority Revenue, Series B1, 0.10%, 12/1/28, (LOC: Bank of America NA)(d)	25,605,000
32,500,000	Virginia Small Business Financing Authority Hampton University Revenue, Series A, 0.06%, 12/1/38, (LOC: PNC Bank NA)(d)	32,500,000

		293,711,000

Washington — 0.23%
6,700,000	Port Seattle Industrial Development Corp. Crowley Marine Services Project Revenue, 0.11%, 12/31/21, (LOC: Citibank NA)(d)	6,700,000
26,300,000	Washington State Housing Finance Commission YMCA Greater Seattle Recreational Facility Revenue, 0.08%, 9/1/37, (LOC: Bank of America NA)(d)	26,300,000

		33,000,000

Wisconsin — 0.65%
22,405,000	Wisconsin Health & Educational Facilities Authority Refunding Revenue, 0.08%, 8/15/36, (LOC: PNC Bank NA)(d)	22,405,000
73,130,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series A, 0.07%, 9/1/38, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(d)	73,130,000

		95,535,000

Total Municipal Bonds
(Cost $3,211,933,000)		3,211,933,000

U.S. Government Agency Obligations — 4.51%
Federal Home Loan Bank — 4.51%
275,000,000	0.09%, 7/11/11(d)	274,997,428
75,000,000	0.15%, 9/20/11(d)	75,000,000
50,000,000	0.16%, 11/3/11(d)	50,000,000
75,000,000	0.17%, 9/30/11(d)	75,000,000
83,525,000	0.18%, 10/4/11(d)	83,525,000
100,000,000	0.35%, 12/7/11	99,989,233

		658,511,661

Total U.S. Government Agency Obligations
(Cost $658,511,661)		658,511,661

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
U.S. Treasury Obligations — 1.01%
U.S. Treasury Notes — 1.01%
$ 50,000,000	1.75%, 11/15/11	$50,268,376
46,000,000	0.88%, 2/29/12	46,158,055
50,000,000	1.00%, 10/31/11	50,117,684

		146,544,115

Total U.S. Treasury Obligations
(Cost $146,544,115)		146,544,115

Repurchase Agreements — 4.59%
90,000,000	BNP Paribas Securities Corp. dated 6/30/11; due 7/1/11 at 0.05% with maturity value of $90,000,125 (fully collateralized by a Fannie Mae security with a maturity date of 5/1/40 at a rate of 5.50%)	90,000,000
225,000,000	Citigroup Global, dated 6/30/11; due 7/1/11 at 0.08% with maturity value of $225,000,500 (fully collateralized by Freddie Mac, Federal Home Loan Bank and Fannie Mae securities with maturity dates ranging from 1/1/18 to 10/1/48 at rates ranging from 0.00% to 12.50%)	225,000,000
100,000,000	Deutsche Bank AG dated 6/27/11; due 7/1/11 at 0.04% with maturity value of $100,000,444 (fully collateralized by Fannie Mae securities with maturity dates ranging from 3/1/37 to 1/1/40 at rates ranging from 5.00% to 6.00%)	100,000,000
55,000,000	Deutsche Bank AG dated 6/30/11; due 7/1/11 at 0.06% with maturity value of $50,000,092 (fully collateralized by a U.S. Treasury Bill with a maturity date of 6/28/12 at a rate of 0.00%)	55,000,000
200,000,000	Goldman Sachs & Co. dated 6/30/11; due 7/1/11 at 0.03% with maturity value of $200,000,167 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 10/1/17 to 6/1/41 at rates ranging from 3.00% to 9.50%)	200,000,000

Total Repurchase Agreements
(Cost $670,000,000)		670,000,000

Total Investments
(Cost 14,472,044,948)(e) — 99.19%		$14,472,044,948

Other assets in excess of liabilities — 0.81%		118,158,839

NET ASSETS — 100.00%		$14,590,203,787

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Issuer is a U.S. branch of a foreign domiciled bank.
(d)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.

  SCHEDULE OF PORTFOLIO INVESTMENTS

Prime Money Market Fund (cont.)

June 30, 2011 (Unaudited)

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AMBAC – American Municipal Bond Assurance Corp.

BHAC-CR – Berkshire Hathaway Assurance Corp. Custodial Receipts

COP – Certificate of Participation

FDIC – Federal Deposit Insurance Corp.

FGIC – Insured by Financial Guaranty Insurance Corp.

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

MBIA – Insured by MBIA

STEP – Step Coupon Bond

TECP – Tax Exempt Commercial Paper

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund

June 30, 2011 (Unaudited)

Principal Amount		Value
Asset Backed Commercial Paper — 4.32%
Finance - Diversified Domestic — 4.32%
$ 70,000,000	Straight-A Funding LLC 0.18%, 8/4/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	$69,988,100
17,439,000	Straight-A Funding LLC 0.19%, 7/25/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	17,436,791
49,486,000	Straight-A Funding LLC 0.19%, 7/25/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	49,479,732
49,000,000	Straight-A Funding LLC 0.20%, 7/5/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	48,998,911
50,000,000	Straight-A Funding LLC 0.20%, 7/7/11, (LOC: Federal Financing Bank),(Credit Support: Department of Education)(a)(b)	49,998,333

		235,901,867

Total Asset Backed Commercial Paper (Cost $235,901,867)		235,901,867

FDIC-TLGP Backed Corporate Bonds — 26.63%
Banks - Domestic — 12.56%
65,000,000	American Express Bank FSB, 1.17%, 12/9/11(c)	65,291,635
25,750,000	American Express Bank FSB, 3.15%, 12/9/11	26,072,770
163,350,000	Bank of America Corp., 0.95%, 12/2/11(c)	163,897,051
43,096,000	Bank of America Corp., 3.13%, 6/15/12	44,263,471
20,280,000	Citibank NA, 0.30%, 5/7/12(c)	20,299,604
22,198,000	Citibank NA, 1.25%, 11/15/11	22,273,378
50,000,000	Citibank NA, 1.38%, 8/10/11	50,054,103
20,670,000	Citibank NA, 1.88%, 5/7/12	20,941,628
118,236,000	Regions Bank, 3.25%, 12/9/11	119,765,702
115,000,000	Wells Fargo & Co., 1.10%, 12/9/11(c)	115,464,315
37,158,000	Wells Fargo & Co., 3.00%, 12/9/11	37,603,551

		685,927,208

Finance - Diversified Domestic — 14.07%
25,110,000	Citigroup Funding, Inc., 0.60%, 4/30/12(c)	25,199,638
1,545,000	Citigroup Funding, Inc., 0.61%, 3/30/12(c)	1,549,595
43,080,000	Citigroup Funding, Inc., 2.13%, 4/30/12	43,749,242
73,577,000	Citigroup Funding, Inc., 2.88%, 12/9/11	74,403,536
6,780,000	General Electric Capital Corp., 0.22%, 5/8/12(c)	6,782,002
8,945,000	General Electric Capital Corp., 0.45%, 3/12/12(c)	8,963,394
4,825,000	General Electric Capital Corp., 1.18%, 12/9/11(c)	4,846,735
25,000,000	General Electric Capital Corp., 2.20%, 6/8/12	25,449,679
25,920,000	General Electric Capital Corp., 3.00%, 12/9/11	26,229,294
3,810,000	Goldman Sachs Group, Inc., 0.45%, 3/15/12(c)	3,817,913
10,000,000	Goldman Sachs Group, Inc., 0.52%, 11/9/11(c)	10,011,349
14,175,000	Goldman Sachs Group, Inc., 0.99%, 12/5/11(c)	14,226,179
42,685,000	Goldman Sachs Group, Inc., 1.63%, 7/15/11	42,706,680
50,000,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12	51,412,014
68,500,000	JPMorgan Chase & Co., 0.95%, 12/2/11(c)	68,729,005

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 66,905,000	JPMorgan Chase & Co., 2.13%, 6/22/12	$68,117,866
16,715,000	JPMorgan Chase & Co., 2.20%, 6/15/12	17,021,972
91,571,000	JPMorgan Chase & Co., 3.13%, 12/1/11	92,643,623
30,000,000	Morgan Stanley, 0.55%, 2/10/12(c)	30,061,734
3,435,000	Morgan Stanley, 0.60%, 6/20/12	3,448,972
139,300,000	Morgan Stanley, 3.25%, 12/1/11	141,007,197
7,500,000	PNC Funding Corp., 0.45%, 4/1/12(c)	7,515,254

		767,892,873

Total FDIC-TLGP Backed Corporate Bonds (Cost $1,453,820,081)		1,453,820,081

FHLB Backed Corporate Bonds — 0.33%
Finance - Diversified Domestic — 0.33%
13,660,000	GFRE Holdings LLC, 0.22%, 12/1/49(c)	13,660,000
4,120,000	Herman & Kittle Capital LLC, 0.14%, 2/1/37(c)	4,120,000

		17,780,000

Total FHLB Backed Corporate Bonds (Cost $17,780,000)		17,780,000

U.S. Government Agency Backed Municipal Bonds — 19.90%
California — 5.30%
30,845,000	California Housing Finance Agency Revenue, Series A, 0.06%, 2/1/26, (LOC: Fannie Mae, Freddie Mac)(c)	30,845,000
56,310,000	California Housing Finance Agency Revenue, Series A, 0.07%, 8/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	56,310,000
10,500,000	California Housing Finance Agency Revenue, Series A, 0.07%, 8/1/36, (Credit Support: GO of Agency), (LOC: Fannie Mae, Freddie Mac)(c)	10,500,000
9,200,000	California Housing Finance Agency Revenue, Series B, 0.16%, 8/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	9,200,000
79,815,000	California Housing Finance Agency Revenue, Series C, 0.07%, 8/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	79,815,000
33,360,000	California Housing Finance Agency Revenue, Series D, 0.07%, 8/1/22, (LOC: Fannie Mae, Freddie Mac)(c)	33,360,000
14,600,000	California Statewide Community Development Agency Multifamily Revenue, 0.09%, 10/15/36, (Credit Support: Fannie Mae)(c)	14,600,000
4,764,000	City of Los Angeles Multifamily Housing-Fountain Park Project Revenue, Series A, 0.08%, 3/15/34, (Credit Support: Fannie Mae)(c)	4,764,000
11,915,000	San Diego Housing Authority Hillside Garden Apartments Revenue, Series C, 0.06%, 1/15/35, (Credit Support: Fannie Mae)(c)	11,915,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 20,800,000	San Francisco City & County Housing Authority City Heights Apartments Refunding Revenue, Series A, 0.09%, 6/15/25, (Credit Support: Fannie Mae)(c)	$20,800,000
17,140,000	Santa Rosa Housing Authority, Apple Creek Apartments Revenue, Series E, 0.05%, 3/1/12, (Credit Support: Freddie Mac)(c)	17,140,000

		289,249,000

Colorado — 2.33%
6,400,000	Colorado Housing & Finance Authority Insured Mortgage Revenue, Series AA, 0.08%, 10/1/30, (LOC: Fannie Mae, Freddie Mac)(c)	6,400,000
4,025,000	Colorado Housing & Finance Authority Refunding Revenue, Class I Series SF-1, 0.18%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	4,025,000
25,200,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series A2, 0.15%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	25,200,000
6,500,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series A3, 0.07%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	6,500,000
26,200,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series B1, 0.14%, 5/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	26,200,000
16,360,000	Colorado Housing & Finance Authority Refunding Revenue, Class I, Series C1, 0.14%, 11/1/32, (LOC: Fannie Mae, Freddie Mac)(c)	16,360,000
13,600,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series A1, 0.15%, 11/1/37, (Credit Support: GO of Authority), (LOC: Fannie Mae, Freddie Mac)(c)	13,600,000
8,800,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series B1, 0.15%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	8,800,000
8,800,000	Colorado Housing & Finance Authority Taxable Revenue, Class 1, Series C1, 0.15%, 11/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	8,800,000
11,305,000	Colorado Housing & Finance Authority Taxable Revenue, Series B-1, 0.15%, 11/1/33, (LOC: Fannie Mae, Freddie Mac)(c)	11,305,000

		127,190,000

Florida — 0.23%
12,500,000	West Orange Healthcare District Refunding Revenue, 0.09%, 2/1/22, (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	12,500,000

Idaho — 0.55%
30,000,000	Idaho Housing & Finance Association Revenue, Class I, Series J1, 0.08%, 1/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	30,000,000

Louisiana — 0.23%
12,600,000	Louisiana Public Facilities Authority Refunding Revenue, 0.08%, 4/1/36, (Credit Support: Freddie Mac)(c)	12,600,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Maryland — 0.23%
$ 12,855,000	Montgomery County Housing Opportunities Commission Housing Development Revenue, Series D, 0.11%, 7/1/36, (LOC: Fannie Mae, Freddie Mac)(c)	$12,855,000

Michigan — 0.70%
10,250,000	Lansing Economic Development Corp. Parking Facility Improvement Revenue, 0.23%, 3/1/42, (LOC: Federal Home Loan Bank)(c)	10,250,000
19,400,000	Michigan State Housing Development Authority Refunding Revenue, Series B, 0.08%, 6/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	19,400,000
8,900,000	Michigan State Housing Development Authority Refunding Revenue, Series C, 0.15%, 6/1/39, (LOC: Fannie Mae, Freddie Mac)(c)	8,900,000

		38,550,000

New York — 7.61%
38,600,000	New York City Housing Development Corp. 2 Gold Street Revenue, Series A, 0.07%, 4/15/36, (Credit Support: Fannie Mae)(c)	38,600,000
23,100,000	New York City Housing Development Corp. 201 Pearl Street Development Revenue, Series A, 0.07%, 10/15/41, (Credit Support: Fannie Mae)(c)	23,100,000
14,205,000	New York City Housing Development Corp. First Avenue Development Revenue, Series A, 0.09%, 10/15/35, (Credit Support: Fannie Mae)(c)	14,205,000
36,770,000	New York City Housing Development Corp. Multifamily Rental Housing Revenue, Series A, 0.06%, 11/15/19, (Credit Support: Fannie Mae)(c)	36,770,000
39,000,000	New York City Housing Development Corp. W. 61 St. Apartments Revenue, Series A, 0.07%, 12/15/37, (Credit Support: Fannie Mae)(c)	39,000,000
27,000,000	New York State Housing Finance Agency 316 11th Ave. Revenue, Series A, 0.07%, 5/15/41, (Credit Support: Fannie Mae)(c)	27,000,000
7,600,000	New York State Housing Finance Agency 38 St. Revenue, Series B, 0.15%, 5/15/33, (Credit Support: Fannie Mae)(c)	7,600,000
60,100,000	New York State Housing Finance Agency 900 8th Ave. Revenue, Series A, 0.07%, 5/15/35, (Credit Support: Fannie Mae)(c)	60,100,000
19,000,000	New York State Housing Finance Agency Multi Family Housing Revenue, Series 2002-A, 0.07%, 11/1/33, (Credit Support: Freddie Mac)(c)	19,000,000
41,750,000	New York State Housing Finance Agency North End Revenue, Series A, 0.07%, 11/15/36, (Credit Support: Fannie Mae)(c)	41,750,000
8,000,000	New York State Housing Finance Agency W. 23 St. Revenue, Series B, 0.15%, 5/15/33, (Credit Support: Fannie Mae)(c)	8,000,000
50,000,000	New York State Housing Finance Agency, 125 West 31st. Revenue, Series A, 0.07%, 5/15/38, (Credit Support: Fannie Mae)(c)	50,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 10,400,000	New York State Housing Finance Agency, 360 W. 43rd. St. Revenue, Series A, 0.07%, 11/15/33, (Credit Support: Fannie Mae)(c)	$10,400,000
40,000,000	New York State Housing Finance Agency, Clinton Green South Revenue, Series A, 0.07%, 11/1/38, (Credit Support: Freddie Mac)(c)	40,000,000

		415,525,000

Pennsylvania — 1.13%
16,660,000	Pennsylvania Housing Finance Agency Single Family Mortgage Refunding Revenue, Series 84D, 0.09%, 10/1/34, (Credit Support: GO of Agency), (LOC: Freddie Mac, Fannie Mae)(c)	16,660,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 83B, 0.07%, 4/1/35, (LOC: Freddie Mac, Fannie Mae)(c)	10,000,000
13,370,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 85B, 0.07%, 4/1/35, (Credit Support: GO of Agency)(c)	13,370,000
10,000,000	Pennsylvania Housing Finance Agency Single Family Mortgage Revenue, Series 87B, 0.07%, 4/1/35, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
11,500,000	Pennsylvania Housing Finance Agency Single Family Refunding Revenue, Series 91B, 0.09%, 10/1/36, (Credit Support: GO of Agency), (LOC: Freddie Mac, Fannie Mae)(c)	11,500,000

		61,530,000

Tennessee — 0.15%
8,310,000	Shelby County Health Educational & Housing Facilities Board Revenue, 0.08%, 12/15/37, (Credit Support: Fannie Mae)(c)	8,310,000

Virginia — 0.32%
17,400,000	Lynchburg Industrial Development Authority, Hospital Central Health Refunding Revenue, Series A, 0.09%, 1/1/28, (Credit Support: NATL-RE), (LOC: Federal Home Loan Bank, SunTrust Bank)(c)	17,400,000

Wisconsin — 0.22%
11,890,000	Wisconsin Housing & Economic Development Authority Refunding Revenue, Series A, 0.07%, 9/1/38, (Credit Support GO of Authority, (LOC: Fannie Mae, Freddie Mac)(c)	11,890,000

Wyoming — 0.90%
12,000,000	Wyoming Community Development Authority Housing Revenue, Series 11, 0.09%, 12/1/38, (LOC: Fannie Mae, Freddie Mac)(c)	12,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 7, 0.09%, 6/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000
10,000,000	Wyoming Community Development Authority Housing Revenue, Series 9, 0.09%, 6/1/37, (LOC: Fannie Mae, Freddie Mac)(c)	10,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 17,000,000	Wyoming Community Development Authority Revenue, Series A, 0.05%, 12/1/32, (LOC: Fannie Mae, Freddie Mac)(c)	$17,000,000

		49,000,000

Total U.S. Government Agency Backed Municipal Bonds (Cost $1,086,599,000)		1,086,599,000

U.S. Government Agency Backed Mortgages — 0.11%
Fannie Mae — 0.11%
6,000,000	Series 2001-T11, Class B, 5.50%, 9/25/11	6,065,338

Total U.S. Government Agency Backed Mortgages (Cost $6,065,338)		6,065,338

U.S. Government Agency Obligations — 32.75%
Fannie Mae — 14.44%
32,078,079	0.07%, 7/1/11(b)	32,078,079
37,159,921	0.07%, 7/1/11	37,159,921
27,150,000	0.13%, 10/3/11(b)	27,140,607
37,415,000	0.13%, 10/3/11(b)	37,402,055
59,529,000	0.13%, 10/3/11(b)	59,508,405
123,458,112	0.15%, 8/1/11	123,442,272
32,604,591	0.15%, 8/1/11	32,600,408
30,000,000	0.15%, 9/19/11	30,002,821
17,566,600	0.16%, 7/1/11(b)	17,566,600
39,300,000	0.16%, 7/1/11(b)	39,300,000
19,277,000	0.16%, 7/1/11(b)	19,277,000
52,080,000	0.18%, 7/26/12(c)	52,102,701
113,030,700	0.25%, 4/2/12(b)	112,814,058
26,000,000	0.30%, 8/1/11(b)	25,993,283
113,313,900	0.34%, 7/1/11(b)	113,313,900
28,700,000	1.16%, 9/8/11	28,747,347

		788,449,457

Federal Farm Credit Bank — 2.31%
101,000,000	0.21%, 5/14/12(c)	101,072,137
25,000,000	0.32%, 12/16/11(b)	24,962,666

		126,034,803

Federal Home Loan Bank — 11.56%
130,000,000	0.09%, 7/11/11(c)	129,998,776
68,000,000	0.09%, 7/20/11(c)	67,998,765
150,000,000	0.15%, 9/20/11(c)	150,000,000
15,750,000	0.15%, 10/21/11(c)	15,750,000
165,000,000	0.16%, 11/3/11(c)	165,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 50,000,000	0.30%, 12/1/11	$49,986,286
35,000,000	0.35%, 12/7/11	34,996,232
17,585,000	1.63%, 7/27/11	17,601,554

		631,331,613

Freddie Mac — 4.29%
29,129,000	0.11%, 2/2/12(c)	29,125,713
50,000,000	0.14%, 8/10/11(c)	49,999,469
33,900,000	0.15%, 2/10/12(c)	33,895,782
95,175,000	0.17%, 5/11/12(c)	95,213,394
25,053,000	5.13%, 7/15/12	26,313,588

		234,547,946

Overseas Private Investment Corp. — 0.15%
6,602,943	0.09%, 11/15/13(c)	6,602,943
1,400,000	0.09%, 3/15/15(c)	1,400,000

		8,002,943

Total U.S. Government Agency Obligations (Cost $1,788,366,762)		1,788,366,762

U. S. Treasury Obligations — 0.80%
U. S. Treasury Notes — 0.80%
16,000,000	0.88%, 2/29/12	16,054,975
27,325,000	1.75%, 11/15/11	27,471,668

Total U.S. Treasury Obligations (Cost $43,526,643)		43,526,643

Repurchase Agreements — 17.76%
175,000,000	Citigroup Global, dated 6/30/11; due 7/1/11 at 0.08% with maturity value of $175,000,389 (fully collateralized by Freddie Mac and Fannie Mae securities with maturity dates ranging from 4/1/17 to 5/1/41 at rates ranging from 4.00% to 7.00%)	175,000,000
50,000,000	Deutsche Bank AG dated 6/27/11; due 7/1/11 at 0.04% with maturity value of $50,000,222 (fully collateralized by Fannie Mae securities with maturity dates ranging from 1/1/26 to 11/1/38 at rates ranging from 4.00% to 7.00%)	50,000,000
100,000,000	Deutsche Bank AG dated 6/30/11; due 7/1/11 at 0.06% with maturity value of $100,000,167 (fully collateralized by Fannie Mae securities with maturity dates ranging from 10/1/25 to 11/1/40 at rates ranging from 4.00% to 7.50%)	100,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 65,000,000	Goldman Sachs & Co. dated 6/21/11; due 7/6/11 at 0.10% with maturity value of $65,002,708 (fully collateralized by Ginnie Mae securities with maturity dates ranging from 3/20/35 to 6/15/41 at rates ranging from 4.50% to 6.50%)(d)	$65,000,000
200,000,000	Goldman Sachs & Co. dated 6/30/11; due 7/1/11 at 0.03% with maturity value of $200,000,167 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 6/1/14 to 8/5/50 at rates ranging from 3.00% to 9.00%)	200,000,000
200,000,000	JP Morgan Securities dated 6/30/11; due 7/1/11 at 0.05% with maturity value of $200,000,278 (fully collateralized by Fannie Mae securities with maturity dates ranging from 12/1/14 to 7/1/41 at rates ranging from 3.50% of 6.50% )	200,000,000
180,000,000	Merrill Lynce, Pierce, Fenner, Smith. Dated 6/30/11; due 7/1/11 at 0.05% with maturity value of $180,000,250 (fully collateralized by Fannie Mae and Freddie Mac securities with maturity dates ranging from 9/1/39 to 6/1/41 at rates ranging from 4.50% to 5.00%)	180,000,000

Total Repurchase Agreements (Cost $970,000,000)		970,000,000

Total Investments (Cost $5,602,059,691)(e) — 102.60%		$5,602,059,691

Liabilities in excess of other assets — (2.60)%		(142,012,906)

NET ASSETS — 100.00%		$5,460,046,785

  SCHEDULE OF PORTFOLIO INVESTMENTS

U.S. Government Money Market Fund (cont.)

June 30, 2011 (Unaudited)

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Represents effective yield to maturity on date of purchase.
(c)	Variable rate security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(d)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in
Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $65,000,000 or 1.19% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/11 Carrying Value Per Unit
$65,000,000	Goldman Sachs & Co.	6/21/11	$65,000,000	$100.00

(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

FDIC – Federal Deposit Insurance Corp.

GO – General Obligation

LOC – Letter of Credit

NATL-RE – Insured by National Public Finance Guarantee Corp.

TLGP – Temporary Liquidity Guaranty Program

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund

June 30, 2011 (Unaudited)

Principal Amount		Value
Municipal Bonds — 98.66%
Alabama — 0.83%
$ 10,890,000	Birmingham Waterworks Board Revenue, Series R-10412, 0.10%, 7/1/14, (Credit Support: BHAC, AGM)(a)(b)	$10,890,000

Alaska — 2.38%
15,000,000	City of Anchorage Cash Flow Management GO, 1.50%, 12/29/11	15,088,901
15,870,000	State of Alaska Public Improvement GO, Series C, 5.00%, 8/1/11	15,933,122

		31,022,023

Arizona — 1.64%
3,060,000	Maricopa County Industrial Development Authority Gran Victoria Housing Revenue, Series A, 0.09%, 4/15/30, (Credit Support: Fannie Mae)(b)	3,060,000
5,200,000	Maricopa County Industrial Development Authority Valley of the Sun YMCA Refunding Revenue, 0.08%, 12/1/37, (LOC: U.S. Bank NA)(b)	5,200,000
5,800,000	Pima County Industrial Development Authority Delaware Military Academy Revenue, 0.09%, 9/1/38, (LOC: PNC Bank NA)(b)	5,800,000
7,325,000	Tempe Industrial Development Authority Revenue, Series C, 0.33%, 12/1/27, (LOC: Banco Santander)(b)	7,325,000

		21,385,000

California — 4.47%
10,000,000	California Affordable Housing Agency Revenue, Series A, 0.08%, 9/15/33, (Credit Support: Fannie Mae)(b)	10,000,000
6,300,000	California Statewide Communities Development Authority Refunding Revenue, Series R-11553, 0.10%, 11/15/32, (Credit Support: BHAC)(b)	6,300,000
5,675,000	City of Vacaville Sycamores Apartments Refunding Revenue, Series A, 0.07%, 5/15/29, (Credit Support: Fannie Mae)(b)	5,675,000
695,000	Hesperia Public Financing Authority Refunding Revenue, Series B, 0.11%, 6/1/22, (LOC: Bank of America NA)(b)	695,000
5,800,000	Padre Dam Municipal Water District Refunding COP, Series R-11792, 0.09%, 4/1/17(a)(b)	5,800,000
3,300,000	State of California Cash Flow Management GO, Series C-11, 0.08%, 7/1/23, (LOC: BNP Paribas)(b)	3,300,000
26,540,000	State of California Refunding GO, Series A,Sub-Series A-2-1, 0.07%, 5/1/40, (LOC: Barclays Bank PLC)(b)	26,540,000

		58,310,000

Colorado — 3.70%
3,170,000	Aurora Centretech Metropolitan District Refunding GO, Series C, 0.11%, 12/1/28, (LOC: U.S. Bank NA)(b)	3,170,000
6,510,000	Base Village Metropolitan District No. 2 GO, Series B, 0.11%, 12/1/38, (LOC: U.S. Bank NA)(b)	6,510,000
1,250,000	Colorado Health Facilities Authority Revenue, Series A, 0.18%, 4/1/24, (LOC: Wells Fargo Bank)(b)	1,250,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 5,000,000	Commerce City Northern Infrastructure General Improvement District GO, 0.11%, 12/1/28, (LOC: U.S. Bank NA)(b)	$5,000,000
3,475,000	County of Pitkin Refunding Revenue, Series A, 0.10%, 12/1/24, (LOC: U.S. Bank NA)(b)	3,475,000
5,125,000	Gateway Regional Metropolitan District Refunding GO, 0.18%, 12/1/37, (LOC: Wells Fargo Bank)(b)	5,125,000
6,000,000	Lower Colorado River Authority TECP, 0.12%, 7/6/11, (LOC: Bank of America)(c)	6,000,000
2,880,000	Meridian Ranch Metropolitan District Refunding GO, 0.11%, 12/1/38, (LOC: U.S. Bank NA)(b)	2,880,000
4,300,000	Midcities Metropolitan District No 1 Refunding Revenue, Series A, 0.08%, 12/1/20, (LOC: BNP Paribas)(b)	4,300,000
10,000,000	Midcities Metropolitan District No 1 Refunding Revenue, Series B, 0.08%, 12/1/31, (LOC: BNP Paribas)(b)	10,000,000
485,000	Parker Automotive Metropolitan District GO, 0.11%, 12/1/34, (LOC: U.S. Bank NA)(b)	485,000

		48,195,000

Connecticut — 0.92%
12,000,000	Connecticut Housing Finance Authority Refunding Revenue, Series G, 0.45%, 11/15/11, (Credit Support: GO of Authority)(b)	12,000,000

District Of Columbia — 3.83%
7,150,000	District of Columbia Association American Medical Colleges Refunding Revenue, Series B, 0.10%, 2/1/27, (LOC: Bank of America NA)(b)	7,150,000
19,000,000	District of Columbia Cash Flow Management GO, 2.00%, 9/30/11	19,076,432
4,195,000	District of Columbia Children’s Defense Fund Refunding Revenue, 0.18%, 4/1/22, (LOC: Wells Fargo Bank)(b)	4,195,000
1,700,000	District of Columbia Internships and Academic Revenue, 0.10%, 7/1/36, (LOC: Branch Banking & Trust)(b)	1,700,000
4,500,000	District of Columbia Jesuit Conference Revenue, 0.10%, 10/1/37, (LOC: PNC Bank NA)(b)	4,500,000
3,980,000	District of Columbia Water & Sewer Authority Refunding Revenue, Putters Series 3022, 0.12%, 4/1/16, (Credit Support: Assured GTY)(b)	3,980,000
9,360,000	District of Columbia Water & Sewer Authority Refunding Revenue, Series R-11623, 0.10%, 4/1/29, (Credit Support: Assured GTY), Callable 10/1/18 @ 100(a)(b)	9,360,000

		49,961,432

Florida — 5.69%
2,605,000	Collier County Industrial Development Authority Revenue, 0.25%, 12/1/26, (LOC: Bank of America NA)(b)	2,605,000
15,000,000	County of Palm Beach Pine Crest Preparatory Refunding Revenue, 0.11%, 6/1/38, (LOC: Bank of America NA)(b)	15,000,000
11,000,000	Highlands County Health Facilities Authority Refunding Revenue, Series C, 0.08%, 11/15/26, (LOC: PNC Bank)(b)	11,000,000
4,000,000	Hillsborough County TECP, 0.18%, 8/25/11, (LOC: State Street Bank & Trust)(c)	4,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 4,000,000	Hillsborough County TECP, 0.27%, 7/14/11, (LOC: State Street Bank & Trust)(c)	$4,000,000
5,245,000	JP Morgan Chase Putters/Drivers Trust Seminole County Sales Tax Refunding Revenue, Series 3438Z, 0.12%, 4/1/27(a)(b)	5,245,000
2,225,000	JP Morgan Chase Putters/Drivers Trust Tampa Water Revenue, Series 3617, 0.12%, 10/1/25(a)(b)	2,225,000
6,835,000	Marion County Industrial Development Authority Refunding Revenue, 0.09%, 11/15/32, (Credit Support: Fannie Mae)(b)	6,835,000
5,055,000	Miami-Dade County Industrial Development Authority Revenue, 0.16%, 9/1/29, (LOC: Bank of America NA)(b)	5,055,000
4,500,000	Orange County Health Facilities Authority Refunding Revenue, Series E, 0.10%, 10/1/26, (LOC: Branch Banking & Trust)(b)	4,500,000
8,715,000	Orange County Housing Finance Authority Refunding Revenue, 0.10%, 6/1/25, (Credit Support: Fannie Mae)(b)	8,715,000
4,995,000	Tallahassee Energy System Revenue, Putters Series 2069Z, 0.12%, 4/1/15(b)	4,995,000

		74,175,000

Georgia — 5.36%
7,215,000	Clayton County Housing Authority Refunding Revenue, 0.09%, 9/1/26, (Credit Support: Fannie Mae)(b)	7,215,000
15,000,000	Cobb County Cash Flow Management GO, 1.25%, 12/30/11, (Credit Support: JP Morgan Securities, Inc.)	15,070,797
7,985,000	Cobb County Development Authority Refunding Revenue, Series B, 0.11%, 7/1/34, (LOC: Branch Banking & Trust)(b)	7,985,000
4,755,000	Cobb County Housing Authority Refunding Revenue, 0.06%, 3/1/24, (Credit Support: Freddie Mac)(b)	4,755,000
9,135,000	Fulton County Development Authority Revenue, 0.11%, 4/1/34, (LOC: Bank of America NA)(b)	9,135,000
5,000,000	Fulton County Development Authority School Improvement Revenue, 0.10%, 8/1/35, (LOC: Branch Banking & Trust)(b)	5,000,000
3,200,000	Gainesville & Hall County Development Authority Refunding Revenue, 0.08%, 4/1/27, (Credit Support: County GTY), (LOC: Bank of America NA)(b)	3,200,000
9,485,000	Georgia Municipal Electric Authority Refunding Revenue, Sub-Series B, 0.06%, 6/1/20, (Credit Support: GO of Participants), (LOC: Barclays Bank PLC)(b)	9,485,000
8,025,000	Marietta Housing Authority Refunding Revenue, 0.09%, 7/1/24, (Credit Support: Fannie Mae)(b)	8,025,000

		69,870,797

Illinois — 4.36%
11,500,000	City of Galesburg Refunding Revenue, 0.09%, 3/1/31, (LOC: Bank of America NA)(b)	11,500,000
7,400,000	Illinois Development Finance Authority YMCA Metro Chicago Project Refunding Revenue, 0.10%, 6/1/29, (LOC: JP Morgan Chase Bank)(b)	7,400,000
3,300,000	Illinois Finance Authority Cultural Pool Revenue, 0.15%, 12/1/25, (LOC: JP Morgan Chase Bank)(b)	3,300,000
9,645,000	Illinois Finance Authority Dominican University Revenue, 0.10%, 3/1/36, (LOC: JP Morgan Chase Bank)(b)	9,645,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 3,930,000	Illinois Finance Authority Garrett Evangelical Project Refunding Revenue, 0.09%, 6/1/40, (LOC: First Midwest Trust Co., Federal Home Loan Bank)(b)	$3,930,000
4,995,000	Illinois Finance Authority Revenue, Putters Series 2967, 0.12%, 2/15/16, (Credit Support: Assured GTY)(b)	4,995,000
16,100,000	Illinois Finance Authority Revenue, Series R-11624, 0.24%, 8/15/39, (Credit Support: Assured GTY), Callable 8/15/18 @ 100(a)(b)	16,100,000

		56,870,000

Indiana — 3.73%
6,335,000	City of South Bend Genesis Project Industrial Improvement Revenue, 0.13%, 4/1/33, (LOC: Citizens Bank of PA., Federal Home Loan Bank)(b)	6,335,000
19,000,000	Indiana Bond Bank Advance Funding Program Cash Flow Management Revenue, Series A, 2.00%, 1/5/12	19,142,984
14,555,000	Indiana Finance Authority Refunding Revenue, 0.08%, 3/1/36, (LOC: Branch Banking & Trust)(b)	14,555,000
8,540,000	Indiana Health Facility Financing Authority Revenue, Series A, 0.08%, 7/1/28, (LOC: Bank of America NA)(b)	8,540,000

		48,572,984

Iowa — 1.39%
5,900,000	City of Urbandale Interstate Acres LP Refunding Revenue, 0.11%, 12/1/14, (LOC: Bankers Trust Co., Federal Home Loan Bank)(b)	5,900,000
1,685,000	Iowa Finance Authority Revenue, 0.11%, 4/1/25, (LOC: Bank of America NA)(b)	1,685,000
1,100,000	Iowa Higher Education Loan Authority Cash Flow Management Revenue, 2.00%, 5/18/12, (LOC: U.S. Bank NA)	1,114,440
7,270,000	Iowa Higher Education Loan Authority Revenue, 0.18%, 5/1/20, (LOC: Wells Fargo Bank)(b)	7,270,000
2,150,000	Woodbury County Revenue, 0.18%, 11/1/16, (LOC: U.S. Bank NA)(b)	2,150,000

		18,119,440

Kansas — 1.52%
3,155,000	City of Olathe Refunding Revenue, Series B, 0.11%, 11/1/18, (LOC: Bank of America NA)(b)	3,155,000
16,600,000	City of Wichita Water Utility Improvement GO, Series 240, 0.45%, 9/15/11	16,601,575

		19,756,575

Kentucky — 1.37%
7,855,000	County of Warren Refunding Revenue, 0.17%, 4/1/37, (Credit Support: Assured GTY)(b)	7,855,000
10,000,000	Louisville & Jefferson County Metropolitan Sewer District Refunding Revenue, 2.00%, 3/1/12	10,076,008

		17,931,008

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Louisiana — 1.00%
$ 9,055,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 0.10%, 10/1/37, (LOC: First NBC Bank, Federal Home Loan Bank)(b)	$9,055,000
3,930,000	Shreveport Home Mortgage Authority Refunding Revenue, 0.09%, 2/15/23, (Credit Support: Fannie Mae)(b)	3,930,000

		12,985,000

Massachusetts — 2.22%
25,000,000	Massachusetts Health & Educational Facilities Authority Refunding Revenue, Series N-4, 0.06%, 10/1/49, (LOC: JP Morgan Chase Bank)(b)	25,000,000
4,000,000	Massachusetts Industrial Finance Agency Refunding Revenue, 0.10%, 12/1/24, (LOC: TD Bank NA)(b)	4,000,000

		29,000,000

Michigan — 1.95%
5,000,000	Detroit City School District GO, Putters Series 2954, 0.12%, 11/1/24, (Credit Support: AGM, Q-SBLF)(b)	5,000,000
4,000,000	Michigan Finance Authority Refunding Revenue, Series D3, 2.00%, 8/22/11, (LOC: Scotia Bank)	4,009,091
11,505,000	Michigan Finance Authority State Aid Notes Revenue, Series D1, 2.00%, 8/19/11	11,524,150
4,870,000	Michigan Strategic Fund Revenue, 0.11%, 9/1/40, (LOC: Bank of America NA)(b)	4,870,000

		25,403,241

Minnesota — 8.48%
1,825,000	City of Bloomington Refunding Revenue, Series A1, 0.13%, 11/15/32, (Credit Support: Fannie Mae)(b)	1,825,000
12,235,000	City of Inver Grove Heights Refunding Revenue, 0.08%, 5/15/35, (Credit Support: Fannie Mae)(b)	12,235,000
1,200,000	City of Minnetonka Refunding Revenue, 0.08%, 11/15/31, (Credit Support: Fannie Mae)(b)	1,200,000
13,315,000	City of Oak Park Heights Refunding Revenue, 0.08%, 11/1/35, (Credit Support: Freddie Mac)(b)	13,315,000
5,565,000	City of Saint Louis Park Westwind Apartments Project Refunding Revenue, 0.08%, 9/15/33, (Credit Support: Fannie Mae)(b)	5,565,000
1,210,000	City of Spring Lake Park Refunding Revenue, 0.08%, 2/15/33, (Credit Support: Fannie Mae)(b)	1,210,000
4,265,000	Elk River Independent School District No. 728 Refunding GO, Series A, 5.00%, 2/1/12, (Credit Support: School District Credit Program)	4,379,192
9,510,000	Midwest Consortium of Municipal Utilities Refunding Revenue, Series B, 0.08%, 10/1/35, (LOC: U.S. Bank NA)(b)	9,510,000
3,215,000	Perham Independent School District Number 549 Cash Flow GO, Series A, 1.50%, 9/7/11, (Credit Support: School District Credit Program)	3,221,259
8,000,000	Rochester Health Care Facilities TECP, 0.10%, 7/6/11, (Credit Support: Mayo Clinic Foundation)(c)	8,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 10,000,000	Rochester Health Care Facilities TECP, 0.11%, 7/7/11, (Credit Support: Mayo Clinic Foundation)(c)	$10,000,000
11,000,000	Rochester Health Care Facilities TECP, 0.25%, 8/2/11, (Credit Support: Mayo Clinic Foundation)(c)	11,000,000
6,250,000	Saint Francis Independent School District Number 15 Cash Flow GO, Series A, 1.00%, 9/15/11, (Credit Support: School District Credit Program)	6,257,639
2,140,000	St. Paul Housing & Redevelopment Authority Revenue, Series A, 0.08%, 5/1/27, (LOC: U.S. Bank NA)(b)	2,140,000
1,930,000	St. Paul Independent School District No. 625 Refunding GO, Series C, 4.00%, 2/1/12, (Credit Support: School District Credit Program)	1,970,366
11,700,000	St. Paul Port Authority Refunding Revenue, Series 9-BB, 0.08%, 3/1/29, (LOC: Deutsche Bank AG)(b)	11,700,000
7,035,000	St. Paul Port Authority Revenue, Series 5-O, 0.08%, 12/1/28, (LOC: Deutsche Bank AG)(b)	7,035,000

		110,563,456

Mississippi — 1.23%
6,540,000	Mississippi Business Finance Corp. Gulf Opportunity Zone Revenue, 0.09%, 5/1/39, (LOC: Federal Home Loan Bank)(b)	6,540,000
9,500,000	Mississippi Business Finance Corp. Petal Gas Storage LLC Project Revenue, 0.10%, 8/1/34, (LOC: Deutsche Bank AG)(b)	9,500,000

		16,040,000

Missouri — 0.99%
2,540,000	Missouri State Health & Educational Facilities Authority Refunding Revenue, 0.10%, 8/15/24, (LOC: Bank of America NA)(b)	2,540,000
3,500,000	Missouri State Health & Educational Facilities Authority Refunding Revenue, Series B, 0.10%, 11/1/32, (LOC: Bank of America NA)(b)	3,500,000
2,000,000	St. Charles County Industrial Development Authority Refunding Revenue, 0.09%, 2/1/29, (Credit Support: Fannie Mae)(b)	2,000,000
4,850,000	St. Louis Airport Development Program Revenue, Series A, 5.25%, 7/1/11(d)	4,850,000

		12,890,000

Montana — 1.10%
2,600,000	City of Forsyth Pollution Control Refunding Revenue, 0.05%, 1/1/18, (LOC: BNP Paribas)(b)	2,600,000
11,700,000	Montana Board of Investments Public Improvements Revenue, 0.48%, 3/1/35(b)	11,700,000

		14,300,000

Nebraska — 0.66%
6,000,000	Madison County Hospital Authority No. 1 Revenue, Series B, 0.08%, 7/1/33, (LOC: U.S. Bank NA)(b)	6,000,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 2,625,000	Scotts Bluff County Hospital Authority Refunding Revenue, 0.13%, 12/1/31, (Credit Support: Ginnie Mae), (LOC: U.S. Bank NA)(b)	$2,625,000

		8,625,000

New Jersey — 2.49%
19,195,000	New Jersey Economic Development Authority Diocese of Metuchen Project Refunding Revenue, 0.12%, 9/1/30, (LOC: Bank of America NA)(b)	19,195,000
13,285,000	New Jersey Health Care Facilities Financing Authority Refunding Revenue, 0.07%, 7/1/33, (LOC: TD Bank NA)(b)	13,285,000

		32,480,000

New Mexico — 0.65%
6,600,000	City of Albuquerque Public Improvement GO, Series A, 3.00%, 7/1/11	6,600,000
1,850,000	City of Albuquerque Public Improvement GO, Series A, 5.00%, 7/1/11	1,850,000

		8,450,000

New York — 8.35%
7,200,000	City of New York GO, Sub-Series A-4, 0.07%, 8/1/31, (LOC: Bank of Nova Scotia)(b)	7,200,000
9,200,000	City of New York Refunding GO, Sub-Series E4, 0.05%, 8/1/22, (LOC: BNP Paribas)(b)	9,200,000
2,900,000	Erie County Industrial Development Agency Revenue, Putters Series 2090, 0.10%, 5/1/15, (Credit Support: AGM)(b)	2,900,000
15,000,000	Metropolitan Transportation Authority TECP, 0.27%, 8/11/11, (LOC: Citibank, NA)(c)	15,000,000
5,000,000	Nassau Health Care Corp. Refunding Revenue, 0.06%, 8/1/29, (Credit Support: County GTY), (LOC: TD Bank NA)(b)	5,000,000
4,475,000	New York City Industrial Development Agency College Improvement Revenue, Series B, 0.08%, 6/1/36, (Credit Support: Radian), (LOC: TD Bank NA)(b)	4,475,000
5,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A-1, 0.42%, 1/19/12(b)	5,000,000
6,000,000	New York Liberty Development Corp. World Trade Center Project Revenue, Series A-2, 0.35%, 12/1/49(b)	6,000,000
22,900,000	New York State Dormitory Authority Refunding Revenue, Series D, 0.06%, 7/1/31, (LOC: TD Bank NA)(b)	22,900,000
3,800,000	New York State Dormitory Authority Revenue, 0.06%, 7/1/38, (LOC: TD Bank NA)(b)	3,800,000
27,400,000	New York State Energy Research & Development Authority Refunding Revenue, Series A, 0.09%, 8/1/15, (LOC: Wells Fargo Bank)(b)	27,400,000

		108,875,000

North Carolina — 1.17%
2,300,000	North Carolina Capital Facilities Finance Agency Refunding Revenue, 0.10%, 7/1/19, (LOC: Branch Banking & Trust)(b)	2,300,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 12,995,000	North Carolina Municipal Power Agency No. 1 Catawba
	Revenue, Series R-211, 0.10%, 8/1/12, (Credit Support: BHAC), Callable 1/1/13 @ 100(b)	$12,995,000

		15,295,000

Oregon — 0.23%
3,000,000	Medford Hospital Facilities Authority Rogue Valley Manor Project Revenue, 0.05%, 8/15/37, (LOC: Bank of America NA)(b)	3,000,000

Pennsylvania — 7.90%
8,900,000	Allegheny County Higher Education Building Authority Refunding Revenue, Series A, 0.10%, 3/1/38, (LOC: PNC Bank NA)(b)	8,900,000
7,500,000	Allegheny County Hospital Development Authority Revenue, Series A, 0.10%, 6/1/30, (LOC: PNC Bank NA)(b)	7,500,000
4,935,000	Allegheny County Industrial Development Authority Revenue, 0.10%, 6/1/38, (LOC: PNC Bank NA)(b)	4,935,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.09%, 12/1/31(b)	5,000,000
5,000,000	Delaware County Industrial Development Authority General Electric Capital Refunding Revenue, Series G, 0.09%, 12/1/31(b)	5,000,000
3,850,000	Emmaus General Authority Revenue, 0.13%, 12/1/28, (Credit Support: AGM)(b)	3,850,000
3,100,000	Emmaus General Authority Revenue, Series A11, 0.11%, 3/1/24, (LOC: U.S. Bank NA)(b)	3,100,000
4,700,000	Emmaus General Authority Revenue, Series F, 0.11%, 3/1/24, (LOC: U.S. Bank NA)(b)	4,700,000
8,155,000	JP Morgan Chase Putters/Drivers Trust Refunding GO, Series 3405, 0.10%, 11/15/14, (Credit Support: AGM, State Aid Withholding)(a)(b)	8,155,000
7,855,000	Luzerne County Convention Center Authority Revenue, Series A, 0.10%, 9/1/28, (LOC: PNC Bank NA)(b)	7,855,000
10,680,000	Montgomery County Industrial Development Authority Refunding Revenue, 0.08%, 6/1/33, (LOC: TD Bank NA)(b)	10,680,000
3,930,000	Pennsylvania Economic Development Financing Authority Revenue, 0.10%, 12/1/31, (LOC: PNC Bank N.A.)(b)	3,930,000
3,100,000	Pennsylvania Higher Educational Facilties Authority Gannon University Refunding Revenue, 0.10%, 5/1/15, (LOC: PNC Bank NA)(b)	3,100,000
7,400,000	Pennsylvania Higher Educational Facilties Authority Holy Family College Refunding Revenue, Series B, 0.10%, 12/1/32, (LOC: TD Bank NA)(b)	7,400,000
7,600,000	Philadelphia Authority for Industrial Development Revenue, 0.18%, 12/1/37, (LOC: Wells Fargo Bank)(b)	7,600,000
3,350,000	Shaler Area School District Refunding GO, 0.13%, 9/1/25, (Credit Support: AGM, State Aid Withholding)(b)	3,350,000
7,895,000	York County Industrial Development Authority Refunding Revenue, 0.11%, 7/1/37, (LOC: PNC Bank NA)(b)	7,895,000

		102,950,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Rhode Island — 0.24%
$ 3,075,000	Rhode Island Health & Educational Building Corp. Refunding Revenue, 0.30%, 6/1/37, (LOC: Bank of America NA)(b)	$3,075,000

South Carolina — 1.57%
6,500,000	County of Cherokee Revenue, 0.32%, 12/1/15, (LOC: Bank of America NA)(b)	6,500,000
3,400,000	South Carolina Jobs-Economic Development Authority Revenue, 0.13%, 5/1/29, (LOC: Branch Banking & Trust)(b)	3,400,000
5,515,000	South Carolina Jobs-Economic Development Authority Revenue, 0.18%, 5/1/29, (LOC: Wells Fargo Bank)(b)	5,515,000
5,100,000	St Peters Parish-Jasper County Public Facilities Corp. Refunding Revenue, Series A, 1.50%, 7/1/11	5,100,000

		20,515,000

South Dakota — 0.97%
12,640,000	City of Sioux Falls Sales Tax Revenue, Series 2057, 0.12%, 5/15/15(b)	12,640,000

Tennessee — 0.15%
2,000,000	Hendersonville Industrial Development Board Refunding Revenue, 0.11%, 2/15/28, (Credit Support: Fannie Mae)(b)	2,000,000

Texas — 5.42%
2,845,000	Crawford Education Facilities Corp. Revenue, 0.10%, 6/1/18, (LOC: U.S. Bank NA)(b)	2,845,000
7,050,000	DeSoto Industrial Development Authority Caterpillar Refunding Revenue, 0.19%, 12/1/16(b)	7,050,000
8,000,000	Harris County Cultural Educational Facilities TECP, 0.25%, 12/5/11, (Credit Support: Methodist Hospital)(c)	8,000,000
9,000,000	Harris County Cultural Educational Facilities TECP, 0.40%, 9/6/11, (Credit Support: Methodist Hospital)(c)	9,000,000
4,075,000	Harris County Hospital District Refunding Revenue, Series R-12075, 0.10%, 8/15/15, (Credit Support: BHAC)(b)	4,075,000
3,505,000	JP Morgan Chase Putters/Drivers Trust Houston Community College GO, Series 3356, 0.12%, 2/15/12(a)(b)	3,505,000
11,145,000	Lake Travis Independent School District Putters GO, Series 1882, 0.09%, 2/15/14, (Credit Support: PSF-GTD)(a)(b)	11,145,000
5,050,000	Splendora Higher Education Facilities Corp. Revenue, Series A, 0.18%, 12/1/26, (LOC: Wells Fargo Bank)(b)	5,050,000
20,000,000	State of Texas Cash Flow Management Revenue, 2.00%, 8/31/11	20,054,756

		70,724,756

Utah — 1.31%
5,000,000	County of Emery Refunding Revenue, 0.08%, 11/1/24, (LOC: Wells Fargo Bank)(b)	5,000,000
635,000	County of Sanpete Revenue, 0.18%, 8/1/28, (LOC: U.S. Bank NA)(b)	635,000
3,700,000	Duchesne County School District Revenue, 0.18%, 6/1/21, (LOC: U.S. Bank NA)(b)	3,700,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 3,310,000	Ogden City Redevelopment Agency Tax Allocation Revenue, Series A, 0.18%, 4/1/25, (LOC: Wells Fargo Bank)(b)	$3,310,000
4,435,000	Salt Lake County Housing Authority Refunding Revenue, 0.10%, 2/15/31, (Credit Support: Fannie Mae)(b)	4,435,000

		17,080,000

Vermont — 0.26%
3,400,000	Vermont Educational & Health Buildings Financing Agency Springfield Project Refunding Revenue, Series A, 0.08%, 9/1/31, (LOC: Toronto Dominion Bank)(b)	3,400,000

Virginia — 3.54%
7,160,000	JP Morgan Chase Putters/Drivers Trust Virginia Housing Development Authority Revenue, Series 3313Z, 0.12%, 1/1/31, (Credit Support: GO of Authority)(b)	7,160,000
6,755,000	Virginia Beach Development Authority Refunding Revenue, 0.09%, 7/1/33, (LOC: Bank of America NA)(b)	6,755,000
12,955,000	Virginia College Building Authority Shenandoah University Project Refunding Revenue, 0.06%, 11/1/36, (LOC: Branch Banking & Trust)(b)	12,955,000
19,275,000	Virginia Commonwealth University Nursing Home Improvement Revenue, Series C, 0.06%, 7/1/37, (LOC: Branch Banking & Trust)(b)	19,275,000

		46,145,000

Washington — 0.97%
4,995,000	JP Morgan Chase Putters/Drivers Trust Snohomish County School District No. 15 GO, Series 3542Z, 0.12%, 12/1/14, (Credit Support: School Board GTY)(a)(b)	4,995,000
6,630,000	Washington Health Care Facilities Authority Revenue, 0.25%, 8/1/26, (LOC: Bank of America NA)(b)	6,630,000
1,000,000	Washington State Housing Finance Commission Revenue, 0.10%, 7/1/22, (LOC: U.S. Bank NA)(b)	1,000,000

		12,625,000

Wisconsin — 4.62%
20,000,000	Eau Claire Area School District Cash Flow Management Revenue, 0.60%, 5/7/12	20,012,032
5,800,000	Menomonie Area School District Cash Flow Management Revenue, 1.25%, 8/26/11	5,806,650
7,300,000	Mequon & Thiensville School District Revenue, 1.50%, 9/2/11	7,312,522
9,385,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.10%, 12/1/32, (LOC: JP Morgan Chase & Co.)(b)	9,385,000
8,140,000	Wisconsin Health & Educational Facilities Authority Revenue, 0.18%, 6/1/28, (LOC: Wells Fargo Bank)(b)	8,140,000
7,500,000	Wisconsin Health & Educational Facilities Authority Revenue, Series C, 0.05%, 4/1/28, (LOC: U.S. Bank NA)(b)	7,500,000

  SCHEDULE OF PORTFOLIO INVESTMENTS

Tax-Free Money Market Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 2,100,000	Wisconsin Municipalities Private School Finance Commission Revenue, 0.10%, 3/1/23, (LOC: U.S. Bank NA)(b)	$2,100,000

		60,256,204

Total Municipal Bonds (Cost $1,286,376,916)		1,286,376,916

Shares
Investment Company — 0.39%
5,000,000	Goldman Sachs Financial Square Tax Free Money Market Fund	5,000,000

Total Investment Company (Cost $5,000,000)		5,000,000

Total Investments (Cost 1,291,376,916)(e) — 99.05%		$1,291,376,916

Other assets in excess of liabilities — 0.95%		12,429,151

NET ASSETS — 100.00%		$1,303,806,067

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Security has been deemed to be liquid based on procedures approved by the Board of Trustees.
(b)	Variable rate demand security. The rate reflected in the Schedule of Portfolio Investments is the rate in effect on June 30, 2011. The maturity date represents the actual maturity date. The security’s effective maturity resets periodically.
(c)	Represents effective yield to maturity on date of purchase.
(d)	These securities are pre-refunded; the date shown represents the pre-refunded date. Bonds which are pre-refunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
(e)	Tax cost of securities is equal to book cost of securities.

Abbreviations used are defined below:

AGM – Assured Guaranty Municipal

BHAC – Berkshire Hathaway Assurance Corp.

COP – Certificate of Participation

GO – General Obligation

GTY – Guaranty

LOC – Letter of Credit

PSF-GTD – Permanent School Fund Guaranteed

Q-SBLF – Qualified School Board Loan Fund

TECP – Tax Exempt Commercial Paper

See notes to schedules of portfolio investments.

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund

June 30, 2011 (Unaudited)

Principal Amount		Value
Municipal Bonds — 2.71%
California — 0.31%
$ 350,000	California Rural Home Mortgage Finance Authority Revenue, Series C, 5.40%, 8/1/35, (Credit Support: Ginnie Mae, Fannie Mae, Freddie Mac), Callable 2/1/17 @ 104	$370,080
975,000	California Statewide Communities Development Authority Revenue, Series B, 5.25%, 10/20/42, (Credit Support: Ginnie Mae), Callable 10/20/17 @ 102	895,537
385,000	Camarillo California Community Development, Community Tax Allocation (Housing Set-Aside), Series A-T, 5.26%, 9/1/16, (Credit Support: AMBAC)	387,872

		1,653,489

Guam — 0.02%
140,000	Guam Power Authority Revenue OID, Series A, 5.00%, 10/1/24, (Credit Support: AMBAC)	129,728

Massachusetts — 1.28%
6,790,000	Massachusetts Housing Finance Agency Revenue, Series B, 6.53%, 12/1/27, (Credit Support: NATL-RE,IBC), Callable 6/1/17 @ 100	6,946,985

Mississippi — 0.02%
100,000	Mississippi Home Corp. Multi Family Revenue OID, 5.35%, 8/20/48, (Credit Support: Ginnie Mae, Fannie Mae), Callable 9/1/18 @ 105	93,767

New York — 0.73%
665,000	New York City Housing Development Corp. Revenue, Series A, 4.15%, 7/15/15, (Credit Support: Fannie Mae)	683,068
700,000	New York State Housing Finance Agency Revenue, 4.50%, 11/15/27, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	683,137
1,000,000	New York State Housing Finance Agency Revenue, Series A, 4.65%, 11/15/38, (Credit Support: Fannie Mae), Callable 11/15/16 @ 100	906,990
1,620,000	Suffolk County Industrial Development Agency Revenue, 5.70%, 12/1/26, (LOC: Bank of New York), Callable 12/1/11 @ 102	1,671,629

		3,944,824

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Texas — 0.19%
$1,085,000	Texas Department of Housing & Community Affairs Revenue, 5.13%, 12/1/38, (Credit Support: Fannie Mae)(a)	$1,042,967

Utah — 0.16%
407,000	Utah Housing Corp. Multi Family Mortgage Revenue, 7.25%, 1/20/26, (Credit Support: Ginnie Mae), Callable 7/20/11 @ 102	415,462

455,000	Utah Housing Corp. Single Family Mortgage Revenue, Series C-2, Class 1, 4.85%, 1/1/18, Callable 1/1/17 @ 100	455,000

		870,462

Total Municipal Bonds (Cost $14,620,381)		14,682,222

Corporate Bonds — 0.20%
Diversified Financials — 0.20%
2,000,000	Pacific Beacon LLC 0.68%, 7/15/51(Credit Support: MBIA)(a)(b)(c)	1,081,580

Total Corporate Bonds (Cost $2,000,000)		1,081,580

U.S. Government Agency Backed Mortgages — 111.54%
Fannie Mae — 84.15%
3,474,000	(TBA), 4.24%, 7/1/21(b)	3,561,637
25,493	Pool #253174, 7.25%, 12/1/29	29,112
33,623	Pool #253214, 7.00%, 1/1/15	36,070
111,215	Pool #257611, 5.50%, 5/1/38	120,973
51,762	Pool #257612, 5.00%, 5/1/38	55,495
386,813	Pool #257613, 5.50%, 6/1/38	420,508
181,411	Pool #257631, 6.00%, 7/1/38	200,969
447,782	Pool #257632, 5.50%, 7/1/38	487,067
291,859	Pool #257649, 5.50%, 7/1/38	317,191
89,237	Pool #257656, 6.00%, 8/1/38	98,858
359,325	Pool #257663, 5.50%, 8/1/38	390,513
633,805	Pool #257857, 6.00%, 12/1/37	699,365
187,709	Pool #257868, 6.50%, 11/1/37	213,263
70,217	Pool #257869, 5.50%, 12/1/37	76,751
381,017	Pool #257890, 5.50%, 2/1/38	414,208
1,583,600	Pool #257892, 5.50%, 2/1/38	1,722,537
590,057	Pool #257893, 6.00%, 2/1/38	651,459
54,571	Pool #257897, 5.50%, 2/1/38	59,648
227,970	Pool #257898, 6.00%, 2/1/38	251,943
99,121	Pool #257899, 5.00%, 2/1/38	106,052
122,488	Pool #257901, 5.50%, 2/1/38	133,158
54,806	Pool #257902, 6.00%, 2/1/38	60,928
290,415	Pool #257903, 5.50%, 2/1/38	314,941

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 202,838	Pool #257904, 6.00%, 2/1/38	$224,168
87,844	Pool #257913, 5.50%, 1/1/38	95,798
113,516	Pool #257919, 6.00%, 2/1/38	125,471
214,485	Pool #257926, 5.50%, 3/1/38	233,169
300,616	Pool #257942, 5.50%, 4/1/38	326,802
104,448	Pool #257943, 6.00%, 4/1/38	115,709
98,561	Pool #257973, 5.00%, 5/1/38	105,453
84,149	Pool #257995, 6.00%, 7/1/38	93,222
72,470	Pool #258022, 5.50%, 5/1/34	78,794
97,864	Pool #258027, 5.00%, 5/1/34	104,447
114,882	Pool #258030, 5.00%, 5/1/34	122,610
74,133	Pool #258031, 5.00%, 5/1/34	79,120
47,714	Pool #258051, 5.00%, 5/1/34	50,923
264,404	Pool #258070, 5.00%, 6/1/34	282,354
162,819	Pool #258090, 5.00%, 6/1/34	173,771
58,084	Pool #258093, 5.50%, 6/1/34	63,153
49,396	Pool #258121, 5.50%, 6/1/34	53,706
250,625	Pool #258152, 5.50%, 8/1/34	272,496
452,311	Pool #258157, 5.00%, 8/1/34	482,736
189,957	Pool #258163, 5.50%, 8/1/34	206,653
135,875	Pool #258166, 5.50%, 9/1/34	147,732
219,931	Pool #258171, 5.50%, 10/1/34	239,089
428,490	Pool #258173, 5.50%, 10/1/34	465,815
295,756	Pool #258180, 5.00%, 10/1/34	315,558
83,916	Pool #258185, 5.50%, 10/1/34	91,226
85,684	Pool #258186, 5.50%, 11/1/34	93,148
142,988	Pool #258187, 5.50%, 11/1/34	155,444
623,952	Pool #258188, 5.50%, 11/1/34	678,695
227,776	Pool #258198, 5.50%, 10/1/34	247,618
92,467	Pool #258199, 5.50%, 9/1/34	100,522
230,138	Pool #258203, 5.50%, 10/1/34	250,186
150,975	Pool #258210, 5.50%, 11/1/34	164,127
108,545	Pool #258221, 5.50%, 11/1/34	118,000
47,338	Pool #258222, 5.00%, 11/1/34	50,508
132,314	Pool #258224, 5.50%, 12/1/34	143,840
140,950	Pool #258225, 5.50%, 11/1/34	153,228
110,074	Pool #258236, 5.00%, 12/1/34	117,444
171,991	Pool #258237, 5.50%, 1/1/35	186,973
776,744	Pool #258238, 5.00%, 1/1/35	828,749
44,245	Pool #258245, 5.50%, 12/1/34	48,100
111,366	Pool #258249, 5.00%, 12/1/34	118,822
150,435	Pool #258251, 5.50%, 1/1/35	163,634
52,135	Pool #258252, 5.50%, 12/1/34	56,676
225,450	Pool #258254, 5.50%, 12/1/34	245,089
134,492	Pool #258258, 5.00%, 1/1/35	143,497
136,235	Pool #258301, 5.50%, 2/1/35	148,102
190,239	Pool #258302, 5.00%, 3/1/35	203,392
81,830	Pool #258303, 5.00%, 2/1/35	87,308

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$399,373	Pool #258305, 5.00%, 3/1/35	$426,112
81,084	Pool #258312, 5.50%, 2/1/35	88,147
314,090	Pool #258324, 5.50%, 4/1/35	341,352
382,172	Pool #258333, 5.00%, 4/1/35	407,640
336,958	Pool #258336, 5.00%, 4/1/35	359,413
253,014	Pool #258339, 5.00%, 4/1/35	269,875
74,165	Pool #258340, 5.00%, 3/1/35	79,107
99,002	Pool #258342, 5.00%, 4/1/35	105,600
228,767	Pool #258346, 5.00%, 3/1/35	244,084
618,345	Pool #258347, 5.00%, 4/1/35	659,552
122,975	Pool #258388, 5.50%, 6/1/35	133,649
67,551	Pool #258392, 5.00%, 6/1/35	72,052
495,145	Pool #258393, 5.00%, 5/1/35	528,142
268,155	Pool #258394, 5.00%, 5/1/35	286,025
390,737	Pool #258395, 5.50%, 6/1/35	424,652
75,462	Pool #258402, 5.00%, 6/1/35	80,632
72,721	Pool #258403, 5.00%, 6/1/35	77,567
97,895	Pool #258404, 5.00%, 6/1/35	104,419
84,389	Pool #258406, 5.50%, 5/1/35	91,713
43,117	Pool #258408, 5.00%, 5/1/34	46,017
94,459	Pool #258409, 5.00%, 5/1/35	100,813
56,581	Pool #258410, 5.00%, 4/1/35	60,351
117,206	Pool #258411, 5.50%, 5/1/35	127,379
155,081	Pool #258422, 5.00%, 6/1/35	165,416
89,568	Pool #258439, 5.50%, 6/1/35	97,398
392,417	Pool #258448, 5.00%, 8/1/35	418,568
396,846	Pool #258450, 5.50%, 8/1/35	431,291
54,809	Pool #258451, 5.50%, 7/1/35	59,601
158,595	Pool #258454, 5.50%, 7/1/35	172,360
108,788	Pool #258456, 5.00%, 8/1/35	115,987
552,382	Pool #258460, 5.00%, 8/1/35	588,934
160,502	Pool #258470, 5.00%, 7/1/35	171,198
95,430	Pool #258479, 5.50%, 7/1/35	103,713
262,481	Pool #258552, 5.00%, 11/1/35	280,014
121,762	Pool #258562, 5.50%, 11/1/35	132,292
111,789	Pool #258569, 5.00%, 10/1/35	119,187
791,424	Pool #258571, 5.50%, 11/1/35	860,364
158,429	Pool #258595, 5.50%, 12/1/35	172,130
99,340	Pool #258599, 5.50%, 1/1/36	107,901
259,315	Pool #258600, 6.00%, 1/1/36	286,340
644,322	Pool #258627, 5.50%, 2/1/36	699,442
308,652	Pool #258634, 5.50%, 2/1/36	335,057
529,430	Pool #258644, 5.50%, 2/1/36	575,880
95,317	Pool #258650, 5.50%, 1/1/36	103,471
662,644	Pool #258658, 5.50%, 3/1/36	719,331
192,431	Pool #258721, 5.50%, 4/1/36	208,893
145,466	Pool #258736, 5.00%, 3/1/36	155,024
133,924	Pool #258737, 5.50%, 12/1/35	145,381

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 88,005	Pool #258763, 6.00%, 5/1/36	$97,039
226,077	Pool #258767, 6.00%, 6/1/36	249,285
218,988	Pool #258779, 6.00%, 5/1/36	241,468
52,685	Pool #259004, 8.00%, 2/1/30	60,581
36,480	Pool #259011, 8.00%, 3/1/30	41,946
62,167	Pool #259030, 8.00%, 4/1/30	71,349
106,447	Pool #259181, 6.50%, 3/1/31	120,339
109,249	Pool #259187, 6.50%, 4/1/31	123,506
89,254	Pool #259190, 6.50%, 4/1/31	100,902
140,733	Pool #259201, 6.50%, 4/1/31	159,099
33,208	Pool #259213, 6.50%, 5/1/31	37,542
38,722	Pool #259284, 6.50%, 8/1/31	43,775
43,854	Pool #259306, 6.50%, 9/1/31	49,578
85,374	Pool #259309, 6.50%, 10/1/31	96,516
215,022	Pool #259316, 6.50%, 11/1/31	243,084
171,437	Pool #259327, 6.00%, 11/1/31	189,734
117,105	Pool #259369, 6.00%, 1/1/32	129,435
78,137	Pool #259372, 6.00%, 1/1/32	86,495
71,311	Pool #259376, 6.00%, 1/1/32	78,808
39,064	Pool #259378, 6.00%, 12/1/31	43,226
86,641	Pool #259391, 6.00%, 1/1/32	95,915
95,592	Pool #259392, 6.50%, 1/1/32	108,171
109,999	Pool #259393, 6.00%, 1/1/32	121,763
52,122	Pool #259398, 6.50%, 2/1/32	58,984
82,182	Pool #259440, 6.50%, 4/1/32	92,907
96,405	Pool #259560, 6.00%, 9/1/32	106,762
129,177	Pool #259590, 5.50%, 11/1/32	140,531
42,371	Pool #259599, 6.00%, 10/1/32	46,515
99,797	Pool #259607, 5.50%, 11/1/32	108,568
64,452	Pool #259610, 5.50%, 11/1/32	70,116
276,266	Pool #259611, 5.50%, 11/1/32	300,547
77,457	Pool #259612, 5.50%, 11/1/32	84,264
218,691	Pool #259614, 6.00%, 11/1/32	242,098
111,091	Pool #259623, 5.50%, 12/1/32	120,854
98,445	Pool #259634, 5.50%, 12/1/32	107,098
73,506	Pool #259655, 5.50%, 2/1/33	79,955
255,589	Pool #259659, 5.50%, 2/1/33	278,053
165,637	Pool #259667, 5.50%, 2/1/33	180,195
40,767	Pool #259671, 5.50%, 2/1/33	44,350
170,985	Pool #259686, 5.50%, 3/1/33	185,986
49,617	Pool #259722, 5.00%, 5/1/33	52,985
149,687	Pool #259723, 5.00%, 5/1/33	159,849
60,975	Pool #259724, 5.00%, 5/1/33	65,115
278,983	Pool #259725, 5.00%, 5/1/33	297,924
76,688	Pool #259726, 5.00%, 5/1/33	81,894
101,516	Pool #259728, 5.00%, 6/1/33	108,408
131,315	Pool #259729, 5.00%, 6/1/33	140,230
166,581	Pool #259731, 5.00%, 6/1/33	177,890

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 138,414	Pool #259733, 5.50%, 6/1/33	$150,558
78,602	Pool #259734, 5.50%, 5/1/33	85,498
129,658	Pool #259748, 5.00%, 6/1/33	138,460
199,729	Pool #259753, 5.00%, 7/1/33	213,288
78,976	Pool #259757, 5.00%, 6/1/33	84,338
547,362	Pool #259761, 5.00%, 6/1/33	584,864
279,528	Pool #259764, 5.00%, 7/1/33	298,505
125,439	Pool #259765, 5.00%, 7/1/33	133,955
87,900	Pool #259776, 5.00%, 6/1/33	93,867
150,381	Pool #259777, 5.00%, 7/1/33	160,567
167,930	Pool #259779, 5.00%, 7/1/33	179,330
101,605	Pool #259781, 5.00%, 7/1/33	108,487
62,086	Pool #259789, 5.00%, 7/1/33	66,291
114,142	Pool #259807, 5.00%, 8/1/33	121,873
657,272	Pool #259816, 5.00%, 8/1/33	701,792
34,465	Pool #259819, 5.00%, 8/1/33	36,800
89,617	Pool #259820, 5.00%, 8/1/33	95,687
248,285	Pool #259821, 5.00%, 7/1/33	265,296
451,091	Pool #259830, 5.00%, 8/1/33	481,998
466,747	Pool #259848, 5.00%, 9/1/33	498,361
133,603	Pool #259862, 5.50%, 9/1/33	145,303
88,296	Pool #259867, 5.50%, 10/1/33	96,084
276,211	Pool #259869, 5.50%, 10/1/33	300,402
98,878	Pool #259872, 5.50%, 11/1/33	107,538
73,371	Pool #259873, 5.50%, 10/1/33	79,796
142,552	Pool #259875, 5.50%, 10/1/33	155,036
85,855	Pool #259876, 5.50%, 10/1/33	93,374
214,555	Pool #259879, 5.50%, 10/1/33	233,346
127,712	Pool #259884, 5.50%, 11/1/33	138,897
40,213	Pool #259904, 5.50%, 11/1/33	43,735
309,807	Pool #259906, 5.50%, 11/1/33	336,939
120,537	Pool #259908, 5.50%, 11/1/33	131,093
106,869	Pool #259926, 5.50%, 12/1/33	116,212
62,211	Pool #259928, 5.50%, 12/1/33	67,689
230,821	Pool #259930, 5.00%, 11/1/33	246,455
94,709	Pool #259936, 5.50%, 11/1/33	103,004
222,739	Pool #259938, 5.50%, 12/1/33	242,247
17,535	Pool #259939, 5.50%, 11/1/33	19,071
105,874	Pool #259946, 5.50%, 12/1/33	115,130
187,979	Pool #259961, 5.50%, 3/1/34	204,413
216,335	Pool #259976, 5.00%, 3/1/34	231,090
141,310	Pool #259977, 5.00%, 3/1/34	150,859
47,187	Pool #259998, 5.00%, 3/1/34	50,376
721,550	Pool #380307, 6.53%, 6/1/16	760,923
606,987	Pool #381985, 7.97%, 9/1/17	672,269
551,950	Pool #382373, 7.58%, 5/1/18	643,933
598,066	Pool #383765, 6.70%, 6/1/19	681,376
2,341,407	Pool #386602, 4.66%, 10/1/13	2,502,765

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 4,559,032	Pool #386608, 5.37%, 11/1/21	$4,799,714
2,651,156	Pool #386641, 5.80%, 12/1/33	2,874,831
699,590	Pool #386674, 5.51%, 11/1/21	734,650
3,572,887	Pool #387374, 5.60%, 5/1/23	3,952,561
877,136	Pool #387446, 5.22%, 6/1/20	966,839
911,051	Pool #387472, 4.89%, 6/1/15	997,629
9,208,757	Pool #387590, 4.90%, 9/1/15	10,120,295
636,546	Pool #462834, 4.70%, 2/1/17(b)	686,583
10,274,995	Pool #463212, 4.68%, 8/1/19(b)	11,189,034
7,634,427	Pool #465537, 4.20%, 7/1/20	7,953,889
752,276	Pool #465946, 3.61%, 9/1/20	752,227
7,538,128	Pool #466303, 3.54%, 11/1/20	7,484,316
9,962,910	Pool #466934, 4.10%, 1/1/21	10,267,195
2,497,783	Pool #468104, 3.93%, 5/1/18	2,595,254
255,131	Pool #557295, 7.00%, 12/1/29	289,255
34,607	Pool #575886, 7.50%, 1/1/31	39,732
95,459	Pool #576445, 6.00%, 1/1/31	105,439
32,318	Pool #576520, 5.50%, 3/1/16	35,022
53,537	Pool #577906, 6.50%, 4/1/31	60,524
199,848	Pool #579402, 6.50%, 4/1/31	225,930
206,754	Pool #583728, 6.50%, 6/1/31	233,737
225,395	Pool #585148, 6.50%, 7/1/31	254,811
71,156	Pool #590931, 6.50%, 7/1/31	80,442
80,658	Pool #590932, 6.50%, 7/1/31	91,184
59,820	Pool #591063, 6.50%, 7/1/31	67,627
290,030	Pool #601865, 6.50%, 4/1/31	327,881
156,927	Pool #601868, 6.00%, 7/1/29	173,404
265,670	Pool #607611, 6.50%, 11/1/31	300,342
129,621	Pool #613125, 6.50%, 10/1/31	146,537
492,669	Pool #634271, 6.50%, 5/1/32	557,463
202,479	Pool #640146, 5.00%, 12/1/17	217,246
153,827	Pool #644232, 6.50%, 6/1/32	174,106
32,558	Pool #644432, 6.50%, 7/1/32	36,818
52,381	Pool #644437, 6.50%, 6/1/32	59,285
104,048	Pool #647461, 6.00%, 6/1/32	115,200
119,022	Pool #657250, 6.00%, 10/1/32	131,786
4,638,062	Pool #663159, 5.00%, 7/1/32	4,955,117
104,429	Pool #666206, 5.50%, 9/1/32	113,608
195,503	Pool #670278, 5.50%, 11/1/32	212,686
59,048	Pool #676702, 5.50%, 11/1/32	64,238
63,943	Pool #677591, 5.50%, 12/1/32	69,563
299,323	Pool #681819, 5.50%, 1/1/33	325,631
895,302	Pool #681883, 6.00%, 3/1/33	994,905
325,003	Pool #683087, 5.00%, 1/1/18	348,705
326,630	Pool #684570, 5.00%, 12/1/32	348,856
161,927	Pool #684644, 4.50%, 6/1/18	172,360
432,513	Pool #686542, 5.50%, 3/1/33	470,459
380,732	Pool #686565, 5.50%, 4/1/33	414,136

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 194,400	Pool #689034, 5.00%, 5/1/33	$207,598
173,383	Pool #689667, 5.50%, 4/1/33	188,595
737,562	Pool #695961, 5.50%, 1/1/33	802,387
158,406	Pool #695962, 6.00%, 11/1/32	175,363
488,726	Pool #696407, 5.50%, 4/1/33	531,604
1,574,743	Pool #702478, 5.50%, 6/1/33	1,712,902
680,082	Pool #702479, 5.00%, 6/1/33	726,253
394,440	Pool #703210, 5.50%, 9/1/32	427,498
217,928	Pool #705576, 5.50%, 5/1/33	237,048
1,165,243	Pool #720025, 5.00%, 8/1/33	1,244,170
1,264,590	Pool #723066, 5.00%, 4/1/33	1,350,444
551,210	Pool #723067, 5.50%, 5/1/33	599,570
481,120	Pool #723068, 4.50%, 5/1/33	502,958
518,937	Pool #723070, 4.50%, 5/1/33	542,168
604,061	Pool #723328, 5.00%, 9/1/33	644,976
749,837	Pool #727311, 4.50%, 9/1/33	783,170
2,641,270	Pool #727312, 5.00%, 9/1/33	2,820,174
435,323	Pool #727315, 6.00%, 10/1/33	483,412
1,232,592	Pool #738589, 5.00%, 9/1/33	1,316,081
427,694	Pool #738683, 5.00%, 9/1/33	456,663
671,812	Pool #739269, 5.00%, 9/1/33	717,317
287,600	Pool #743595, 5.50%, 10/1/33	312,788
298,405	Pool #748041, 4.50%, 10/1/33	311,670
841,758	Pool #749891, 5.00%, 9/1/33	899,301
576,060	Pool #749897, 4.50%, 9/1/33	601,668
336,118	Pool #750984, 5.00%, 12/1/18	360,794
355,110	Pool #751008, 5.00%, 12/1/18	382,895
487,274	Pool #753533, 5.00%, 11/1/33	520,279
198,105	Pool #755679, 6.00%, 1/1/34	219,959
221,542	Pool #755745, 5.00%, 1/1/34	236,548
325,755	Pool #755746, 5.50%, 12/1/33	354,284
317,637	Pool #763551, 5.50%, 3/1/34	345,406
1,179,542	Pool #763820, 5.50%, 1/1/34	1,282,660
417,504	Pool #763824, 5.00%, 3/1/34	445,718
437,037	Pool #765216, 5.00%, 1/1/19	471,232
290,706	Pool #765217, 4.50%, 1/1/19	310,089
340,281	Pool #765306, 5.00%, 2/1/19	366,905
125,677	Pool #770099, 5.50%, 2/1/34	136,664
166,284	Pool #773084, 4.50%, 3/1/19	176,391
164,316	Pool #773091, 4.00%, 3/1/19	173,700
214,906	Pool #773096, 4.50%, 3/1/19	229,781
627,191	Pool #773175, 5.00%, 5/1/34	669,380
460,023	Pool #773476, 5.50%, 7/1/19	499,664
281,109	Pool #773547, 5.00%, 5/1/34	300,018
663,261	Pool #773553, 5.00%, 4/1/34	708,083
1,080,021	Pool #773568, 5.50%, 5/1/34	1,174,438
251,228	Pool #773575, 6.00%, 7/1/34	278,470
355,581	Pool #776849, 5.00%, 11/1/34	379,389

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 573,182	Pool #776850, 5.50%, 11/1/34	$623,111
296,534	Pool #776851, 6.00%, 10/1/34	328,133
840,598	Pool #777444, 5.50%, 5/1/34	913,954
2,673,762	Pool #777621, 5.00%, 2/1/34	2,854,868
458,675	Pool #781437, 6.00%, 8/1/34	508,413
526,574	Pool #781741, 6.00%, 9/1/34	583,674
488,297	Pool #781907, 5.00%, 2/1/21	526,808
780,193	Pool #781954, 5.00%, 6/1/34	832,674
563,820	Pool #781959, 5.50%, 6/1/34	613,022
450,464	Pool #781960, 5.50%, 6/1/34	489,844
528,074	Pool #783893, 5.50%, 12/1/34	574,074
637,865	Pool #783929, 5.50%, 10/1/34	693,429
197,258	Pool #788329, 6.50%, 8/1/34	223,742
176,801	Pool #790282, 6.00%, 7/1/34	195,973
384,739	Pool #797623, 5.00%, 7/1/35	410,378
169,157	Pool #797626, 5.50%, 7/1/35	183,839
146,357	Pool #797627, 5.00%, 7/1/35	156,110
137,732	Pool #797674, 5.50%, 9/1/35	149,643
702,135	Pool #798725, 5.50%, 11/1/34	763,298
450,848	Pool #799547, 5.50%, 9/1/34	490,191
127,143	Pool #799548, 6.00%, 9/1/34	140,930
2,925,830	Pool #806754, 4.50%, 9/1/34	3,053,149
732,961	Pool #806757, 6.00%, 9/1/34	812,441
3,888,142	Pool #806761, 5.50%, 9/1/34	4,227,443
486,555	Pool #808185, 5.50%, 3/1/35	528,939
879,647	Pool #808205, 5.00%, 1/1/35	938,542
97,993	Pool #813942, 5.00%, 11/1/20	105,905
1,168,468	Pool #815009, 5.00%, 4/1/35	1,246,335
1,149,837	Pool #817641, 5.00%, 11/1/35	1,225,924
341,725	Pool #820334, 5.00%, 9/1/35	364,337
755,494	Pool #820335, 5.00%, 9/1/35	805,486
690,572	Pool #820336, 5.00%, 9/1/35	736,268
594,315	Pool #822008, 5.00%, 5/1/35	633,921
1,718,186	Pool #829005, 5.00%, 8/1/35	1,831,882
217,587	Pool #829006, 5.50%, 9/1/35	236,473
319,170	Pool #829007, 4.50%, 8/1/35	332,560
97,759	Pool #829117, 5.50%, 9/1/35	106,275
86,931	Pool #829118, 5.50%, 9/1/35	94,449
813,139	Pool #829274, 5.00%, 8/1/35	866,946
1,275,127	Pool #829275, 5.00%, 8/1/35	1,359,505
787,567	Pool #829276, 5.00%, 8/1/35	839,682
760,874	Pool #829277, 5.00%, 8/1/35	811,579
208,421	Pool #829356, 5.00%, 9/1/35	222,343
1,538,101	Pool #829649, 5.50%, 3/1/35	1,672,085
897,248	Pool #835287, 5.00%, 8/1/35	956,621
91,772	Pool #843586, 5.50%, 11/1/35	99,709
265,831	Pool #843587, 6.00%, 12/1/35	293,494
1,931,372	Pool #844361, 5.50%, 11/1/35	2,098,406

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 957,226	Pool #845245, 5.50%, 11/1/35	$1,040,012
873,809	Pool #866969, 6.00%, 2/1/36	963,511
353,029	Pool #867569, 6.00%, 2/1/36	389,270
354,148	Pool #867574, 5.50%, 2/1/36	384,445
533,224	Pool #868788, 6.00%, 3/1/36	587,963
411,879	Pool #868849, 6.00%, 4/1/36	454,161
319,766	Pool #870599, 6.00%, 6/1/36	352,592
176,600	Pool #870684, 6.00%, 7/1/36	194,481
745,551	Pool #871072, 5.50%, 2/1/37	807,933
754,266	Pool #873819, 6.39%, 8/1/24	835,239
773,361	Pool #874253, 5.29%, 8/1/17	854,970
3,209,074	Pool #874900, 5.45%, 10/1/17	3,603,890
444,094	Pool #881425, 6.00%, 7/1/36	489,059
843,288	Pool #882044, 6.00%, 5/1/36	929,857
529,576	Pool #883589, 6.00%, 4/1/36	583,940
354,638	Pool #884693, 5.50%, 4/1/36	384,976
2,648,676	Pool #885724, 5.50%, 6/1/36	2,875,262
524,181	Pool #899800, 6.00%, 8/1/37	576,435
164,220	Pool #901412, 6.00%, 8/1/36	181,104
261,156	Pool #905438, 6.00%, 11/1/36	287,394
673,547	Pool #907646, 6.00%, 1/1/37	741,218
387,254	Pool #908671, 6.00%, 1/1/37	427,674
1,186,811	Pool #908672, 5.50%, 1/1/37	1,286,114
860,605	Pool #911730, 5.50%, 12/1/21	935,303
456,571	Pool #919368, 5.50%, 4/1/37	495,201
992,350	Pool #922582, 6.00%, 12/1/36	1,094,376
1,856,720	Pool #934941, 5.00%, 8/1/39	1,982,774
1,121,538	Pool #934942, 5.00%, 9/1/39	1,192,247
1,080,874	Pool #941204, 5.50%, 6/1/37	1,172,326
441,636	Pool #941205, 5.00%, 5/1/37	470,239
347,490	Pool #941206, 5.50%, 5/1/37	376,456
264,695	Pool #941487, 6.00%, 8/1/37	292,239
680,412	Pool #943394, 5.50%, 6/1/37	739,682
1,329,097	Pool #944502, 6.00%, 6/1/37	1,461,592
287,536	Pool #945853, 6.00%, 7/1/37	316,783
723,413	Pool #948600, 6.00%, 8/1/37	795,528
910,700	Pool #948672, 5.50%, 8/1/37	986,047
1,179,636	Pool #952598, 6.00%, 7/1/37	1,302,392
599,407	Pool #952623, 6.00%, 8/1/37	659,160
1,680,570	Pool #952632, 6.00%, 7/1/37	1,848,102
435,828	Pool #952649, 6.00%, 7/1/37	479,274
1,013,984	Pool #952659, 6.00%, 8/1/37	1,115,066
372,997	Pool #952665, 6.00%, 8/1/37	410,937
694,243	Pool #952678, 6.50%, 8/1/37	784,847
291,039	Pool #952693, 6.50%, 8/1/37	329,022
631,443	Pool #956050, 6.00%, 12/1/37	694,094
2,598,662	Pool #957324, 5.43%, 5/1/18(b)	2,916,143
389,741	Pool #958502, 5.07%, 5/1/19(b)	429,020

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 548,437	Pool #959093, 5.50%, 11/1/37	$596,211
670,591	Pool #960919, 5.00%, 2/1/38	714,022
411,980	Pool #965239, 5.84%, 9/1/38	452,659
789,552	Pool #975137, 5.00%, 5/1/38	839,578
797,171	Pool #975769, 5.50%, 3/1/38	862,626
568,376	Pool #982656, 5.50%, 6/1/38	615,755
655,778	Pool #982898, 5.00%, 5/1/38	699,069
164,982	Pool #983033, 5.00%, 5/1/38	175,667
459,140	Pool #984842, 5.50%, 6/1/38	497,844
280,861	Pool #986230, 5.00%, 7/1/38	300,500
306,464	Pool #986233, 5.00%, 6/1/38	326,313
544,874	Pool #986239, 6.00%, 7/1/38	600,042
940,501	Pool #986957, 5.50%, 7/1/38	1,017,725
749,177	Pool #986958, 5.50%, 7/1/38	812,330
158,090	Pool #986985, 5.00%, 7/1/23	170,608
761,185	Pool #990510, 5.50%, 8/1/38	823,210
760,992	Pool #990511, 6.00%, 8/1/38	835,664
606,084	Pool #990617, 5.50%, 9/1/38	655,470
135,183	Pool #AA0525, 5.50%, 12/1/38	146,959
1,416,956	Pool #AA0526, 5.00%, 12/1/38	1,514,040
2,857,837	Pool #AA0527, 5.50%, 12/1/38	3,106,781
984,171	Pool #AA0643, 4.00%, 3/1/39	987,438
1,172,557	Pool #AA0644, 4.50%, 3/1/39	1,215,520
1,181,371	Pool #AA0645, 4.50%, 3/1/39	1,228,349
859,375	Pool #AA0814, 5.50%, 12/1/38	934,235
1,014,091	Pool #AA2243, 4.50%, 5/1/39	1,052,515
1,919,011	Pool #AA3142, 4.50%, 3/1/39	1,998,920
1,056,772	Pool #AA3143, 4.00%, 3/1/39	1,060,280
1,172,658	Pool #AA3206, 4.00%, 4/1/39	1,176,552
1,156,622	Pool #AA3207, 4.50%, 3/1/39	1,200,447
729,815	Pool #AA4468, 4.00%, 4/1/39	732,239
1,038,473	Pool #AA7042, 4.50%, 6/1/39	1,077,821
967,988	Pool #AA7658, 4.00%, 6/1/39	973,017
1,557,379	Pool #AA7659, 4.50%, 6/1/39	1,619,309
825,473	Pool #AA7741, 4.50%, 6/1/24	880,547
922,854	Pool #AA8455, 4.50%, 6/1/39	959,552
1,993,331	Pool #AC1463, 5.00%, 8/1/39	2,119,004
827,553	Pool #AC1464, 5.00%, 8/1/39	881,150
2,195,630	Pool #AC2109, 4.50%, 7/1/39	2,275,393
840,335	Pool #AC4394, 5.00%, 9/1/39	893,315
1,243,443	Pool #AC4395, 5.00%, 9/1/39	1,329,610
1,021,291	Pool #AC5328, 5.00%, 10/1/39	1,090,946
1,500,776	Pool #AC5329, 5.00%, 10/1/39	1,602,664
1,577,000	Pool #AC6304, 5.00%, 11/1/39	1,684,063
950,133	Pool #AC6305, 5.00%, 11/1/39	1,013,153
2,068,977	Pool #AC6307, 5.00%, 12/1/39	2,209,441
1,160,533	Pool #AC6790, 5.00%, 12/1/39	1,239,685
4,672,287	Pool #AC7199, 5.00%, 12/1/39	4,989,491

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 2,975,613	Pool #AD1470, 5.00%, 2/1/40	$3,181,349
2,883,526	Pool #AD1471, 4.50%, 2/1/40	3,005,400
2,685,427	Pool #AD1560, 5.00%, 3/1/40	2,867,742
3,706,828	Pool #AD1585, 4.50%, 2/1/40	3,863,500
1,481,175	Pool #AD1586, 5.00%, 1/1/40	1,583,584
1,026,465	Pool #AD1638, 4.50%, 2/1/40	1,063,434
1,172,489	Pool #AD1640, 4.50%, 3/1/40	1,220,580
3,389,922	Pool #AD1942, 4.50%, 1/1/40	3,533,199
1,269,090	Pool #AD1943, 5.00%, 1/1/40	1,356,836
4,838,212	Pool #AD1988, 4.50%, 2/1/40	5,042,702
1,190,655	Pool #AD2896, 5.00%, 3/1/40	1,271,861
3,228,823	Pool #AD4456, 4.50%, 4/1/40	3,361,255
1,119,852	Pool #AD4457, 4.50%, 4/1/40	1,162,284
2,791,191	Pool #AD4458, 4.50%, 4/1/40	2,891,717
1,173,959	Pool #AD4940, 4.50%, 6/1/40	1,220,092
1,119,654	Pool #AD4946, 4.50%, 6/1/40	1,159,979
1,302,997	Pool #AD5728, 5.00%, 4/1/40	1,391,866
1,685,459	Pool #AD7239, 4.50%, 7/1/40	1,751,693
1,430,641	Pool #AD7242, 4.50%, 7/1/40	1,489,320
1,330,875	Pool #AD7256, 4.50%, 7/1/40	1,383,175
3,142,093	Pool #AD7271, 4.50%, 7/1/40	3,270,968
1,594,064	Pool #AD7272, 4.50%, 7/1/40	1,656,705
1,536,351	Pool #AD8960, 5.00%, 6/1/40	1,638,254
2,613,549	Pool #AD9613, 4.50%, 8/1/40	2,720,745
2,563,396	Pool #AD9614, 4.50%, 8/1/40	2,655,719
1,393,393	Pool #AE2011, 4.00%, 9/1/40	1,398,020
3,458,150	Pool #AE2012, 4.00%, 9/1/40	3,463,688
1,819,599	Pool #AE2023, 4.00%, 9/1/40	1,822,513
2,188,964	Pool #AE5432, 4.00%, 10/1/40	2,192,478
1,398,906	Pool #AE5435, 4.50%, 9/1/40	1,449,288
1,069,923	Pool #AE5806, 4.50%, 9/1/40	1,111,968
1,793,132	Pool #AE5861, 4.00%, 10/1/40	1,796,004
2,306,452	Pool #AE5862, 4.00%, 10/1/40	2,318,434
2,747,671	Pool #AE5863, 4.00%, 10/1/40	2,761,946
1,273,103	Pool #AE6850, 4.00%, 10/1/40	1,275,142
1,708,000	Pool #AE6851, 4.00%, 10/1/40	1,710,735
1,374,252	Pool #AE7699, 4.00%, 11/1/40	1,376,453
1,203,682	Pool #AE7703, 4.00%, 10/1/40	1,205,610
2,151,587	Pool #AE7707, 4.00%, 11/1/40	2,155,033
1,128,162	Pool #AH0300, 4.00%, 11/1/40	1,129,969
1,379,748	Pool #AH0301, 3.50%, 11/1/40	1,321,971
1,031,917	Pool #AH0302, 4.00%, 11/1/40	1,033,570
1,379,947	Pool #AH0306, 4.00%, 12/1/40	1,384,098
2,184,689	Pool #AH0508, 4.00%, 11/1/40	2,188,188
1,958,177	Pool #AH0537, 4.00%, 12/1/40	1,962,537
1,288,544	Pool #AH0914, 4.50%, 11/1/40	1,334,951
1,648,913	Pool #AH0917, 4.00%, 12/1/40	1,651,553
1,426,760	Pool #AH1077, 4.00%, 1/1/41	1,432,167

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 1,937,663	Pool #AH2973, 4.00%, 12/1/40	$1,940,767
2,599,168	Pool #AH2980, 4.00%, 1/1/41	2,603,331
1,677,802	Pool #AH5656, 4.00%, 1/1/41	1,681,276
1,251,427	Pool #AH5657, 4.00%, 2/1/41	1,253,236
2,602,823	Pool #AH5658, 4.00%, 2/1/41	2,606,585
1,108,833	Pool #AH5662, 4.00%, 2/1/41	1,110,435
2,328,606	Pool #AH5882, 4.00%, 2/1/26	2,428,117
1,627,438	Pool #AH6764, 4.00%, 3/1/41	1,629,791
3,720,453	Pool #AH6768, 4.00%, 3/1/41	3,725,830
1,638,380	Pool #AH7277, 4.00%, 3/1/41	1,646,892
2,333,550	Pool #AH7281, 4.00%, 3/1/41	2,345,673
1,128,065	Pool #AH7526, 4.50%, 3/1/41	1,174,333
3,149,409	Pool #AH7537, 4.00%, 3/1/41	3,165,771
1,051,058	Pool #AH7576, 4.00%, 3/1/41	1,052,578
2,186,511	Pool #AH8878, 4.50%, 4/1/41	2,265,260
1,279,203	Pool #AH8885, 4.50%, 4/1/41	1,325,274
2,066,419	Pool #AH9050, 3.50%, 2/1/26	2,107,102
1,303,961	Pool #AI0114, 4.00%, 3/1/41	1,310,736
2,788,446	Pool #AI1846, 4.50%, 5/1/41	2,888,873
1,278,689	Pool #AI1847, 4.50%, 5/1/41	1,324,742
2,782,975	Pool #AI1848, 4.50%, 5/1/41	2,883,206
1,680,093	Pool #AI1849, 4.50%, 5/1/41	1,741,127
480,599	Pool #MC0007, 5.50%, 12/1/38	522,463
127,428	Pool #MC0013, 5.50%, 12/1/38	139,484
129,586	Pool #MC0014, 5.50%, 12/1/38	141,400
69,086	Pool #MC0015, 6.00%, 11/1/38	76,815
83,615	Pool #MC0016, 5.50%, 11/1/38	91,238
556,809	Pool #MC0038, 4.50%, 3/1/39	580,343
139,986	Pool #MC0046, 4.00%, 4/1/39	140,451
296,553	Pool #MC0047, 4.50%, 4/1/39	307,789
58,204	Pool #MC0059, 4.00%, 4/1/39	58,652
404,645	Pool #MC0081, 4.00%, 5/1/39	405,988
519,384	Pool #MC0082, 4.50%, 5/1/39	539,957
513,333	Pool #MC0111, 4.00%, 6/1/39	517,284
320,048	Pool #MC0112, 4.50%, 6/1/39	333,575
374,085	Pool #MC0127, 4.50%, 7/1/39	388,259
78,514	Pool #MC0135, 4.50%, 6/1/39	81,832
1,399,375	Pool #MC0137, 4.50%, 7/1/39	1,452,398
2,009,669	Pool #MC0154, 4.50%, 8/1/39	2,085,817
105,327	Pool #MC0155, 5.00%, 8/1/39	112,790
655,793	Pool #MC0160, 4.50%, 8/1/39	680,641
1,651,787	Pool #MC0171, 4.50%, 9/1/39	1,721,600
618,156	Pool #MC0177, 4.50%, 9/1/39	643,897
665,681	Pool #MC0270, 4.50%, 3/1/40	690,904
980,162	Pool #MC0325, 4.50%, 7/1/40	1,021,589
294,065	Pool #MC0422, 4.00%, 2/1/41	294,673
198,797	Pool #MC0426, 4.50%, 1/1/41	205,957
75,367	Pool #MC3344, 5.00%, 12/1/38	80,248

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 10,016,988	Series 2004-T7, Class A, 5.12%, 7/25/41	$11,077,767

		456,393,477

Freddie Mac — 17.88%
147,735	Pool #A10124, 5.00%, 6/1/33	157,684
264,231	Pool #A10548, 5.00%, 6/1/33	282,025
1,084,084	Pool #A12237, 5.00%, 8/1/33	1,156,921
441,535	Pool #A12969, 4.50%, 8/1/33	461,283
210,290	Pool #A12985, 5.00%, 8/1/33	224,419
539,453	Pool #A12986, 5.00%, 8/1/33	575,698
353,385	Pool #A14028, 4.50%, 9/1/33	369,191
1,029,384	Pool #A14325, 5.00%, 9/1/33	1,098,545
173,640	Pool #A15268, 6.00%, 10/1/33	192,727
906,072	Pool #A15579, 5.50%, 11/1/33	984,362
566,239	Pool #A17393, 5.50%, 12/1/33	615,166
561,640	Pool #A17397, 5.50%, 1/1/34	609,993
484,590	Pool #A18617, 5.50%, 1/1/34	526,310
528,669	Pool #A19019, 5.50%, 2/1/34	574,184
184,349	Pool #A19362, 5.50%, 2/1/34	200,221
474,307	Pool #A20069, 5.00%, 3/1/34	505,878
1,063,424	Pool #A20070, 5.50%, 3/1/34	1,154,979
1,059,783	Pool #A20540, 5.50%, 4/1/34	1,151,024
233,485	Pool #A20541, 5.50%, 4/1/34	253,587
381,779	Pool #A21679, 5.50%, 4/1/34	414,648
538,131	Pool #A21681, 5.00%, 4/1/34	573,950
504,061	Pool #A23192, 5.00%, 5/1/34	537,534
1,946,610	Pool #A25310, 5.00%, 6/1/34	2,075,877
415,818	Pool #A25311, 5.00%, 6/1/34	443,431
571,875	Pool #A25600, 5.50%, 8/1/34	620,932
86,802	Pool #A26270, 6.00%, 8/1/34	96,194
51,569	Pool #A26386, 6.00%, 9/1/34	57,149
369,768	Pool #A26395, 6.00%, 9/1/34	409,778
398,223	Pool #A26396, 5.50%, 9/1/34	432,383
1,413,004	Pool #A28241, 5.50%, 10/1/34	1,533,772
513,869	Pool #A30055, 5.00%, 11/1/34	547,913
594,850	Pool #A30591, 6.00%, 12/1/34	658,285
627,202	Pool #A31135, 5.50%, 12/1/34	680,808
347,729	Pool #A32976, 5.50%, 8/1/35	377,395
947,239	Pool #A33167, 5.00%, 1/1/35	1,009,993
1,272,902	Pool #A34999, 5.50%, 4/1/35	1,381,497
598,473	Pool #A35628, 5.50%, 6/1/35	649,530
1,004,413	Pool #A37185, 5.00%, 9/1/35	1,070,327
1,410,658	Pool #A38830, 5.00%, 5/1/35	1,503,673
239,179	Pool #A39561, 5.50%, 11/1/35	259,546
1,450,888	Pool #A40538, 5.00%, 12/1/35	1,546,103
139,563	Pool #A41442, 5.50%, 12/1/35	151,447
539,500	Pool #A42095, 5.50%, 1/1/36	585,441

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 1,325,556	Pool #A42097, 5.00%, 1/1/36	$1,412,545
287,913	Pool #A42098, 5.50%, 1/1/36	312,431
116,778	Pool #A42099, 6.00%, 1/1/36	128,702
542,234	Pool #A42802, 5.00%, 2/1/36	577,310
1,234,180	Pool #A42803, 5.50%, 2/1/36	1,339,278
281,157	Pool #A42804, 6.00%, 2/1/36	310,261
728,612	Pool #A42805, 6.00%, 2/1/36	803,011
97,235	Pool #A44637, 5.50%, 4/1/36	105,408
479,418	Pool #A44638, 6.00%, 4/1/36	528,371
624,843	Pool #A44639, 5.50%, 3/1/36	677,369
888,313	Pool #A45396, 5.00%, 6/1/35	946,886
676,208	Pool #A46321, 5.50%, 7/1/35	733,898
1,042,926	Pool #A46735, 5.00%, 8/1/35	1,111,694
774,884	Pool #A46746, 5.50%, 8/1/35	840,870
436,689	Pool #A46747, 5.50%, 8/1/35	473,944
483,672	Pool #A46748, 5.50%, 8/1/35	524,935
106,877	Pool #A46996, 5.50%, 9/1/35	115,979
632,618	Pool #A46997, 5.50%, 9/1/35	686,489
802,863	Pool #A47552, 5.00%, 11/1/35	855,551
490,129	Pool #A47553, 5.00%, 11/1/35	522,294
448,822	Pool #A47554, 5.50%, 11/1/35	487,042
669,169	Pool #A48788, 5.50%, 5/1/36	725,421
940,820	Pool #A48789, 6.00%, 5/1/36	1,036,887
583,887	Pool #A49013, 6.00%, 5/1/36	643,507
420,726	Pool #A49526, 6.00%, 5/1/36	463,686
383,908	Pool #A49843, 6.00%, 6/1/36	423,109
766,800	Pool #A49844, 6.00%, 6/1/36	844,019
38,515	Pool #A49845, 6.50%, 6/1/36	43,489
568,013	Pool #A50128, 6.00%, 6/1/36	626,811
921,679	Pool #A59530, 5.50%, 4/1/37	996,709
454,783	Pool #A59964, 5.50%, 4/1/37	494,079
802,805	Pool #A61754, 5.50%, 5/1/37	868,158
246,232	Pool #A61779, 5.50%, 5/1/37	266,816
879,038	Pool #A61915, 5.50%, 6/1/37	950,597
1,953,851	Pool #A61916, 6.00%, 6/1/37	2,147,557
1,608,400	Pool #A63456, 5.50%, 6/1/37	1,745,868
893,330	Pool #A64012, 5.50%, 7/1/37	966,052
523,626	Pool #A64015, 6.00%, 7/1/37	575,539
359,567	Pool #A64016, 6.50%, 7/1/37	404,092
417,536	Pool #A64447, 6.00%, 8/1/37	460,236
589,957	Pool #A64450, 6.00%, 8/1/37	650,658
96,233	Pool #A65713, 6.00%, 9/1/37	106,571
416,772	Pool #A65837, 6.00%, 9/1/37	457,896
763,918	Pool #A66043, 5.50%, 7/1/37	826,703
1,584,257	Pool #A66061, 5.50%, 8/1/37	1,713,226
1,075,516	Pool #A66116, 6.00%, 9/1/37	1,182,144
802,375	Pool #A66122, 6.00%, 8/1/37	883,929
557,035	Pool #A66133, 6.00%, 6/1/37	612,695

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 1,729,631	Pool #A66156, 6.50%, 9/1/37	$1,943,808
1,187,574	Pool #A67630, 6.00%, 11/1/37	1,309,022
843,625	Pool #A68766, 6.00%, 10/1/37	930,953
377,380	Pool #A70292, 5.50%, 7/1/37	409,104
232,633	Pool #A73816, 6.00%, 3/1/38	256,859
794,331	Pool #A75113, 5.00%, 3/1/38	844,474
801,537	Pool #A76187, 5.00%, 4/1/38	851,383
685,406	Pool #A78354, 5.50%, 11/1/37	742,273
661,276	Pool #A79561, 5.50%, 7/1/38	714,488
1,297,894	Pool #A91887, 5.00%, 4/1/40	1,378,201
1,293,569	Pool #A92388, 4.50%, 5/1/40	1,342,936
1,032,536	Pool #A93962, 4.50%, 9/1/40	1,071,619
1,114,315	Pool #A95573, 4.00%, 12/1/40	1,115,925
1,006,587	Pool #A96339, 4.00%, 12/1/40	1,008,041
1,606,925	Pool #A97099, 4.00%, 1/1/41	1,610,252
1,256,803	Pool #A97715, 4.00%, 3/1/41	1,257,441
1,113,167	Pool #A97716, 4.50%, 3/1/41	1,155,650
88,330	Pool #B31082, 6.00%, 3/1/31	98,733
112,105	Pool #B31128, 6.00%, 9/1/31	125,318
88,759	Pool #B31139, 6.50%, 10/1/31	101,164
189,580	Pool #B31140, 6.50%, 10/1/31	215,958
76,314	Pool #B31150, 6.50%, 11/1/31	86,985
192,507	Pool #B31188, 6.00%, 1/1/32	215,148
28,198	Pool #B31206, 6.00%, 3/1/32	31,519
111,502	Pool #B31292, 6.00%, 9/1/32	124,639
81,115	Pool #B31493, 5.00%, 2/1/34	86,800
498,966	Pool #B31516, 5.00%, 4/1/34	533,987
81,574	Pool #B31517, 5.00%, 4/1/34	87,266
244,969	Pool #B31532, 5.00%, 5/1/34	262,072
233,182	Pool #B31545, 5.00%, 5/1/34	250,533
232,706	Pool #B31546, 5.50%, 5/1/34	255,327
300,977	Pool #B31547, 5.50%, 5/1/34	330,213
231,620	Pool #B31550, 5.00%, 6/1/34	247,808
196,030	Pool #B31551, 5.50%, 6/1/34	215,086
258,437	Pool #B31587, 5.00%, 11/1/34	276,480
239,251	Pool #B31588, 5.50%, 11/1/34	262,409
311,788	Pool #B31642, 5.50%, 5/1/35	341,856
127,881	Pool #B50443, 5.00%, 11/1/18	138,014
183,662	Pool #B50450, 4.50%, 1/1/19	196,109
94,458	Pool #B50451, 5.00%, 1/1/19	101,848
50,974	Pool #B50458, 4.50%, 3/1/19	54,235
14,852	Pool #B50470, 4.50%, 4/1/19	15,860
176,519	Pool #B50496, 5.50%, 9/1/19	192,855
286,618	Pool #B50499, 5.00%, 11/1/19	310,033
54,492	Pool #B50500, 5.50%, 10/1/19	59,630
172,578	Pool #B50501, 4.50%, 11/1/19	184,266
206,832	Pool #B50504, 5.50%, 11/1/19	226,193
346,440	Pool #B50506, 5.00%, 11/1/19	375,066

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 91,641	Pool #C35457, 7.50%, 1/1/30	$104,554
51,883	Pool #C37233, 7.50%, 2/1/30	59,463
87,892	Pool #C48137, 7.00%, 1/1/31	100,181
37,202	Pool #C48138, 7.00%, 2/1/31	42,340
379,362	Pool #C51686, 6.50%, 5/1/31	427,444
190,003	Pool #C53210, 6.50%, 6/1/31	214,119
64,263	Pool #C53914, 6.50%, 6/1/31	72,440
150,657	Pool #C60020, 6.50%, 11/1/31	169,795
65,526	Pool #C60804, 6.00%, 11/1/31	72,500
28,744	Pool #C62574, 6.50%, 12/1/31	32,326
77,046	Pool #C65200, 6.50%, 3/1/32	86,586
66,951	Pool #C65616, 6.50%, 3/1/32	75,486
61,018	Pool #C68324, 6.50%, 6/1/32	68,817
524,168	Pool #C73273, 6.00%, 11/1/32	580,331
294,484	Pool #C73525, 6.00%, 11/1/32	326,342
492,818	Pool #C74672, 5.50%, 11/1/32	535,708
690,375	Pool #C77844, 5.50%, 3/1/33	750,243
163,730	Pool #C77845, 5.50%, 3/1/33	177,928
418,565	Pool #C78252, 5.50%, 3/1/33	454,863
140,505	Pool #C78380, 5.50%, 3/1/33	152,690
150,464	Pool #C79178, 5.50%, 4/1/33	163,512
534,850	Pool #J00980, 5.00%, 1/1/21	577,471
455,149	Pool #J05466, 5.50%, 6/1/22	493,161
763,052	Pool #N31468, 6.00%, 11/1/37	827,256
1,344,296	Pool #Q00462, 4.00%, 3/1/41	1,350,020
1,695,410	Pool #Q00465, 4.50%, 4/1/41	1,762,829

		96,946,769

Ginnie Mae — 9.51%
1,020,000	(TBA), 4.50%, 7/1/40	1,079,128
520,052	Pool #409117, 5.50%, 6/20/38	572,179
746,868	Pool #487643, 5.00%, 2/15/39	809,884
1,339,936	Pool #514702, 8.25%, 12/15/32	1,436,880
472,911	Pool #588448, 6.25%, 9/15/32	483,942
1,369,451	Pool #616936, 5.50%, 1/15/36	1,512,709
576,628	Pool #617904, 5.75%, 9/15/23	587,379
564,057	Pool #624106, 5.13%, 3/15/34	577,026
453,069	Pool #664269, 5.85%, 6/15/38	481,952
1,317,337	Pool #675509, 5.50%, 6/15/38	1,452,673
855,329	Pool #685140, 5.90%, 4/15/38	908,700
876,602	Pool #697672, 5.50%, 12/15/38	966,659
747,352	Pool #697814, 5.00%, 2/15/39	811,811
762,646	Pool #697885, 4.50%, 3/15/39	806,409
1,313,539	Pool #698112, 4.50%, 5/15/39	1,393,839
2,548,110	Pool #698113, 4.50%, 5/15/39	2,694,726
799,589	Pool #699294, 5.63%, 9/20/38	882,117
4,528,991	Pool #713519, 6.00%, 7/15/39	5,078,485
983,966	Pool #714561, 4.50%, 6/15/39	1,040,583

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 1,245,816	Pool #716822, 4.50%, 4/15/39	$1,321,976
1,195,285	Pool #716823, 4.50%, 4/15/39	1,264,061
1,255,943	Pool #717132, 4.50%, 5/15/39	1,328,405
1,347,167	Pool #717133, 4.50%, 5/15/39	1,424,471
1,368,942	Pool #720080, 4.50%, 6/15/39	1,456,052
1,133,083	Pool #720521, 5.00%, 8/15/39	1,230,812
2,858,032	Pool #726550, 5.00%, 9/15/39	3,104,538
1,766,202	Pool #729018, 4.50%, 2/15/40	1,878,591
1,023,091	Pool #729019, 5.00%, 2/15/40	1,115,809
1,475,241	Pool #737574, 4.00%, 11/15/40	1,506,072
1,073,216	Pool #747241, 5.00%, 9/20/40	1,165,403
1,375,331	Pool #748654, 3.50%, 9/15/40	1,337,348
1,020,612	Pool #748846, 4.50%, 9/20/40	1,082,248
1,122,319	Pool #757016, 3.50%, 11/15/40	1,091,323
1,088,489	Pool #757017, 4.00%, 12/15/40	1,111,237
1,499,775	Pool #759196, 3.50%, 1/15/41	1,458,062
1,010,416	Pool #762877, 4.00%, 4/15/41	1,035,322
1,141,044	Pool #763564, 4.50%, 5/15/41	1,208,838
1,661,432	Pool #770391, 4.50%, 6/15/41	1,760,145
1,054,066	Pool #770738, 4.50%, 6/20/41	1,113,110

		51,570,904

Total U.S. Government Agency Backed Mortgages (Cost $575,967,411)		604,911,150

U.S. Government Agency Obligations — 12.34%
Community Reinvestment Revenue Notes — 0.95%
5,249,015	3.98%, 8/1/35(b)(c)	5,123,888

Fannie Mae — 0.37%
2,000,000	0.13%, 10/12/11(d)	1,999,772

Small Business Administration — 9.41%
310,221	0.53%, 4/30/35(b)	310,258
175,533	0.53%, 10/14/20(b)	175,635
6,072,698	0.53%, 3/25/21(b)	6,025,266
254,282	0.55%, 4/25/28(a)	251,997
631,252	0.55%, 3/25/29(a)	625,471
1,269,966	0.55%, 9/25/30(a)	1,258,010
267,800	0.60%, 3/25/28(a)	265,922
420,717	0.60%, 11/25/29(a)	417,670
249,862	0.63%, 6/25/18(a)	248,832
1,098,640	0.63%, 3/19/32(b)	1,101,123
120,632	0.65%, 3/25/14(a)	120,361
435,947	0.66%, 6/8/32(b)	437,150
941,722	0.66%, 10/26/26(b)	946,534
198,807	0.66%, 3/8/26(b)	199,823
264,001	0.70%, 3/30/20(b)	265,606

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 85,989	0.70%, 2/13/20(b)	$86,502
205,660	0.70%, 2/17/20(b)	206,842
270,619	0.70%, 8/6/19(b)	271,923
601,437	0.75%, 11/29/32(b)	603,711
1,297,310	0.80%, 3/27/33(b)	1,303,019
170,113	0.80%, 8/8/32(b)	170,937
315,416	0.80%, 9/14/29(b)	317,390
246,854	0.80%, 2/21/33(b)	247,955
763,604	0.88%, 1/26/32(b)	768,888
1,344,619	0.88%, 8/1/32(b)	1,353,117
609,804	0.88%, 11/17/19(b)	613,963
40,814	0.88%, 6/4/14(b)	40,881
188,724	0.88%, 12/1/19(b)	190,064
1,441,723	0.89%, 4/21/34(b)	1,450,719
1,085,126	0.90%, 3/14/18(b)	1,091,594
167,913	0.91%, 4/16/20(b)	169,414
101,419	1.13%, 7/30/17(a)(b)	102,112
1,046,481	1.14%, 11/4/34(b)	1,060,221
19,140,692	1.26%, 7/18/30*(b)	438,513
17,117,456	1.45%, 3/25/36(b)	17,606,450
698,451	2.00%, 6/20/14(b)	704,074
541,549	3.13%, 10/25/15(a)	561,090
897,933	3.38%, 10/25/15(a)	919,033
310,437	3.38%, 5/25/16(a)	318,611
461,301	3.58%, 12/25/15(a)	473,282
86,926	5.70%, 7/30/17(b)	88,000
375,723	5.85%, 11/27/27(b)	389,103
199,017	5.85%, 9/27/13(b)	202,096
107,952	5.86%, 11/15/22(b)	111,131
183,454	6.00%, 3/9/22(b)	188,219
530,569	6.03%, 10/31/32(b)	547,229
410,604	6.10%, 9/21/27(b)	425,488
1,318,093	6.13%, 3/31/31(b)	1,365,927
166,595	6.25%, 8/30/27(b)	172,613
840,375	6.28%, 7/16/17(b)	853,165
129,067	6.30%, 4/15/18(b)	131,135
573,418	6.35%, 8/13/26(b)	593,223
993,856	6.45%, 2/19/32(b)	1,028,870
50,028	6.51%, 7/6/27(b)	51,753
86,478	6.53%, 1/2/27(b)	89,546
58,033	6.69%, 5/28/24(b)	59,779
50,288	7.08%, 9/1/13(b)	51,279
120,306	7.08%, 1/19/14(b)	122,501
95,148	7.33%, 7/1/16(b)	96,998
203,156	7.33%, 6/29/16(b)	207,106
148,680	7.33%, 2/23/16(b)	151,504
43,725	7.38%, 4/1/15(b)	44,574
46,283	7.38%, 1/1/15(b)	47,235

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 64,424	7.58%, 8/1/16(b)	$65,765
202,950	7.83%, 9/28/16(b)	207,734
2,536	8.08%, 2/15/14(b)	2,601
1,227	9.58%, 2/15/12(b)	1,242
2,557	9.58%, 2/15/12(b)	2,587
4,568	9.83%, 12/15/11(b)	4,623

		51,022,989

United States Department of Agriculture — 1.61%
340,377	1.13%, 5/31/14(b)	345,203
183,110	5.09%, 3/1/20(b)	185,582
325,974	5.38%, 10/26/22(b)	337,155
181,863	5.59%, 1/20/38(b)	184,987
824,400	5.63%, 6/10/36	838,827
69,151	5.64%, 1/20/38(b)	70,411
625,357	5.64%, 1/20/38(b)	636,751
104,279	5.66%, 1/20/38(b)	106,222
276,200	5.70%, 1/20/38(b)	281,577
218,300	5.73%, 4/20/37(b)	222,686
453,973	5.73%, 2/1/30(b)	466,684
755,300	5.75%, 1/20/33(b)	777,385
91,525	5.83%, 11/1/20(b)	93,178
6,844	5.98%, 12/20/37(b)	7,017
127,874	6.01%, 11/8/32(b)	131,873
218,958	6.01%, 1/20/38(b)	224,541
51,150	6.01%, 7/20/36(b)	52,543
176,614	6.05%, 1/5/26(b)	182,354
402,689	6.05%, 1/1/37(b)	413,236
507,066	6.07%, 4/20/37(b)	521,781
143,181	6.08%, 7/1/32(b)	147,776
95,233	6.09%, 5/17/22(b)	97,591
52,693	6.10%, 1/1/13(b)	53,570
198,665	6.10%, 8/25/37(b)	204,229
217,356	6.12%, 4/20/37(b)	223,975
90,969	6.13%, 7/20/22(b)	93,165
94,514	6.18%, 1/20/38(b)	97,193
222,803	6.22%, 1/20/37(b)	229,230
384,213	6.23%, 3/14/32(b)	396,916
598,206	6.25%, 1/1/37(b)	617,390
67,629	6.28%, 3/1/14(b)	68,614
232,433	6.38%, 2/16/37(b)	240,231
197,468	6.64%, 4/20/37(b)	204,875

		8,754,748

Total U.S. Government Agency Obligations (Cost $67,397,590)		66,901,397

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
Promissory Notes — 1.84%
$9,375,000	Massachusetts Housing Investment Corp. Term Loan, 6.67%, 4/1/35(b)(c)	$10,002,618

Total Promissory Notes (Cost $9,375,000)		10,002,618

Shares
Investment Company — 1.32%
7,156,282	JPMorgan Prime Money Market Fund	7,156,282

Total Investment Company (Cost $7,156,282)		7,156,282

Total Investments (Cost 676,516,664)(e) — 129.95%		$704,735,249

Liabilities in excess of other assets — (29.95)%		(162,408,344)

NET ASSETS — 100.00%		$542,326,905

*	Interest Only represents the right to receive the monthly interest payment on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool.
(a)	Floating rate note. Rate shown is as of report date.
(b)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(c)	This security is restricted and illiquid as the security may not be offered or sold within the United States or to U.S. persons except to qualified purchasers who are also either qualified institutional buyers or “accredited investors” (as defined in Rule 501 (a) of Regulation D under the Securities Act of 1933).

The total investment in restricted and illiquid securities representing $16,208,086 or 2.99% of net assets was as follows:

Acquisition Principal Amount	Issuer	Acquisition Date	Acquisition Cost	6/30/2011 Carrying Value Per Unit
$2,000,000	Pacific Beacon LLC	12/18/2006	$2,000,000	$0.54
$5,249,015	Community Reinvestment Revenue Note	3/24/2008	$5,182,353	$0.97
$9,375,000	Massachusetts Housing Investment Corp.	3/29/2005	$9,375,000	$1.07

(d)	The rate represents the annualized yield at time of purchase.
(e)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

  SCHEDULE OF PORTFOLIO INVESTMENTS

Access Capital Community Investment Fund (cont.)

June 30, 2011 (Unaudited)

Abbreviations used are defined below:

AMBAC – Insured by American Municipal Bond Insurance Assurance Corp.

IBC – Insured by International Bancshares Corp.

LOC – Letter of Credit

MBIA – Insured by MBIA

NATL-RE – Insured by National Public Finance Guarantee Corp.

OID–Original Issue Discount

See notes to financial statements.

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund

June 30, 2011 (Unaudited)

Principal Amount		Value
Corporate Bonds — 98.60%
Banks - Domestic — 6.57%
$ 70,000	Bank of America Corp., 6.50%, 9/15/37	$69,738
70,000	Citigroup, Inc., 6.00%, 10/31/33	66,946
25,000	Fifth Third Bancorp, 8.25%, 3/1/38	29,892
70,000	Wachovia Corp., 5.50%, 8/1/35	66,344

		232,920

Consumer Discretionary — 17.51%
65,000	Anheuser-Busch Cos., Inc., 6.80%, 8/20/32	76,783
40,000	CBS Corp., 7.88%, 7/30/30	47,737
70,000	Comcast Corp., 6.40%, 5/15/38	74,691
60,000	Directv Holdings LLC/Directv Financing Co., Inc., 6.35%, 3/15/40	63,115
70,000	Estee Lauder Cos., Inc. (The), 6.00%, 5/15/37	75,956
30,000	McDonald’s Corp., 6.30%, 10/15/37	34,844
70,000	News America, Inc., 6.20%, 12/15/34	71,489
60,000	Time Warner Cable, Inc., 7.30%, 7/1/38	69,745
60,000	Time Warner, Inc., 7.70%, 5/1/32	72,441
30,000	Viacom, Inc., 6.88%, 4/30/36	33,492

		620,293

Consumer Staples — 5.94%
50,000	Archer-Daniels-Midland Co., 7.50%, 3/15/27	63,520
70,000	CVS Caremark Corp., 6.13%, 9/15/39	71,764
65,000	Kraft Foods, Inc., 6.88%, 2/1/38	75,198

		210,482

Energy — 18.38%
70,000	Anadarko Petroleum Corp., 6.45%, 9/15/36	73,041
65,000	Apache Corp., 6.00%, 1/15/37	70,662
30,000	Cameron International Corp., 7.00%, 7/15/38	34,137
50,000	ConocoPhillips Holding Co., 6.95%, 4/15/29	60,729
25,000	Devon Financing Corp., 7.88%, 9/30/31	32,242
40,000	Enterprise Products Operating LLC, 6.88%, 3/1/33	44,436
30,000	Hess Corp., 5.60%, 2/15/41	29,324
43,000	Kinder Morgan Energy Partners LP, 7.40%, 3/15/31	48,981
70,000	Midamerican Energy Holdings Co., 6.13%, 4/1/36	75,382
75,000	ONEOK Partners LP, 6.65%, 10/1/36	81,402
65,000	Transocean, Inc., 6.80%, 3/15/38	69,791
30,000	Williams Partners LP, 6.30%, 4/15/40	31,101

		651,228

Finance - Diversified Domestic — 10.96%
30,000	Credit Suisse USA, Inc., 7.13%, 7/15/32	35,740
100,000	General Electric Capital Corp., 6.88%, 1/10/39	113,202
70,000	Goldman Sachs Group, Inc., 6.75%, 10/1/37	69,999
60,000	HSBC Holdings Plc, 7.63%, 5/17/32	66,045
70,000	JP Morgan Chase Capital XXV, 6.80%, 10/1/37	69,239

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund (cont.)

June 30, 2011 (Unaudited)

Principal Amount		Value
$ 30,000	Morgan Stanley, 7.25%, 4/1/32	$34,221

		388,446

Health Care — 2.12%
65,000	GlaxoSmithKline Capital, Inc., 6.38%, 5/15/38	74,954

Industrials — 6.32%
60,000	Boeing Co. (The), 6.88%, 3/15/39	73,574
70,000	Norfolk Southern Corp., 7.05%, 5/1/37	84,981
30,000	United Technologies Corp., 6.13%, 7/15/38	33,819
30,000	Waste Management, Inc., 6.13%, 11/30/39	31,395

		223,769

Insurance — 5.47%
50,000	AXA SA, 8.60%, 12/15/30	59,570
35,000	Hartford Financial Services Group Inc., 6.10%, 10/1/41	33,424
65,000	MetLife, Inc., 6.40%, 12/15/36	63,375
35,000	Travelers Cos., Inc., 6.25%, 6/15/37	37,446

		193,815

Materials — 6.10%
30,000	ArcelorMittal, 7.00%, 10/15/39	30,333
30,000	Cliffs Natural Resources, Inc., 6.25%, 10/1/40	29,604
65,000	Dow Chemical Co. (The), 7.38%, 11/1/29	79,670
35,000	Rio Tinto Alcan, Inc., 6.13%, 12/15/33	38,538
35,000	Vale Overseas Ltd., 6.88%, 11/21/36	38,002

		216,147

Real Estate — 1.79%
60,000	HCP, Inc. REIT, 6.75%, 2/1/41	63,438

Telecommunication Services — 9.50%
115,000	AT&T, Inc., 6.40%, 5/15/38	123,357
65,000	Cisco Systems, Inc., 5.90%, 2/15/39	68,675
75,000	Telefonica Emisiones SAU, 7.05%, 6/20/36	79,348
60,000	Verizon Communications, Inc., 6.40%, 2/15/38	65,027

		336,407

Utilities — 7.94%
30,000	Appalachian Power Co., 7.00%, 4/1/38	34,999
70,000	Florida Power & Light Co., 5.95%, 2/1/38	77,307
70,000	Pacific Gas & Electric Co., 6.05%, 3/1/34	74,018
42,000	Sempra Energy, 6.00%, 10/15/39	44,249
50,000	South Carolina Electric & Gas Co., 5.50%, 12/15/39	50,582

		281,155

Total Corporate Bonds (Cost $3,583,811)		3,493,054

  SCHEDULE OF PORTFOLIO INVESTMENTS

RBC U.S. Long Corporate Fund (cont.)

June 30, 2011 (Unaudited)

Shares		Value
Investment Company — 0.35%
12,501	JPMorgan Prime Money Market Fund	$12,501

Total Investment Company (Cost $12,501)		12,501

Total Investments (Cost $ 3,596,312)(a) — 98.95%		$3,505,555

Other assets in excess of liabilities — 1.05%		37,193

NET ASSETS — 100.00%		$3,542,748

(a)	See notes to portfolios of investments for the tax cost of securities and the breakdown of unrealized appreciation (depreciation).

Abbreviations used are defined below:

REIT – Real Estate Investment Trust

See notes to schedules of portfolio investments.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

June 30, 2011 (Unaudited)

1. Organization

RBC Funds Trust (“the Trust”) is registered under the Investment Company Act of 1940 (as amended) as an open-end management investment company. The Trust was organized as a Delaware statutory trust on December 16, 2003. Predecessor funds to the Trust were reorganized as portfolios of the Trust effective April 16, 2004. This report includes the following ten investment portfolios (“Funds”):

- RBC SMID Cap Growth Fund (“SMID Cap Growth Fund”)

- RBC Enterprise Fund (“Enterprise Fund”)

- RBC Small Cap Core Fund (“Small Cap Core Fund”)

- RBC Microcap Value Fund (“Microcap Value Fund”)

- RBC Mid Cap Value Fund (“Mid Cap Value Fund”)

- Prime Money Market Fund

- U.S. Government Money Market Fund

- Tax-Free Money Market Fund

- Access Capital Community Investment Fund

- RBC U.S. Long Corporate Fund

RBC Global Asset Management (U.S.) Inc. (“RBC GAM (US))” or the “Advisor”), acts as the investment advisor for the Trust. The officers of the Trust (“Fund Management”) are also employees of RBC GAM (US) or its affiliates and BNY Mellon Investment Servicing (U.S.) Inc. (“BNY Mellon”) the Co-Administrator.

2. Significant Accounting Policies

Summarized below are the significant accounting policies of the Funds. These policies conform to accounting principles generally accepted in the United States of America (“GAAP”). Fund management follows these policies when preparing the Schedules of Portfolio Investments (“Schedules”). Management may also be required to make estimates and assumptions that affect the reported amounts at the date of the Schedules. Actual results could differ from those estimates.

Security Valuation:

Equity securities are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board of Trustees (the “Board”). Equity securities traded on one or more U.S. exchanges shall be valued at the last available quoted sale price on the primary trading exchange as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Standard Time). If there was no sale on the primary exchange on the day the net asset value is calculated, the most recent bid quotation generally will be used. In cases where neither closing prices nor bid prices are available, or where those prices do not accurately reflect the value of the security, a security will be valued in accordance with the Funds’ approved pricing and valuation procedures to determine a security’s fair value. These procedures are also used to determine the fair value of a security if a significant event occurs that materially affects the value of the security. Investments in open-end investment companies are valued at net asset value.

Bonds and other fixed income securities, including TBA commitments, are generally valued on the basis of prices furnished by pricing services approved by the Trust’s Board. The pricing services utilize both dealer-supplied valuations and electronic data processing techniques that take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity and type of issue. These valuation techniques take into account mutiple factors, including fundamental security analytical data, information from broker-dealers, market spreads and interest rates. Short-term debt obligations, with less than 60 days to maturity at time of purchase, are valued at amortized cost unless Fund Management determines that amortized cost no longer approximates market value. In such cases where a security price is unavailable, or where Fund Management determines that the value provided by the pricing services or amortized cost does not approximate fair value, the Board has approved pricing and valuation procedures to determine a security’s fair value. Some of the factors which may be considered in determining fair value are fundamental analytical data

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

relating to the security, the issuer and the market, such as duration, prepayment and default rates; general level of interest rates and changes in interest rates; information from broker-dealers; and trading in similar securities. Investments in open-end investment companies are valued at net asset value. Exchange traded financial futures are valued at the settlement price as established by the exchange on which they are traded.

Securities held by the Money Market Funds are valued at amortized cost, which approximates fair market value, in order to maintain a constant net asset value of $1.00 per share. If amortized cost no longer approximates market value due to credit or other impairments of an issuer, the Fund will use pricing and valuation procedures approved by the Trust’s Board to determine a security’s fair value.

Money market funds must invest exclusively in high quality securities. To be considered high quality, a security must be rated in one of the two highest short-term credit quality categories by a nationally recognized rating organization such as Standard & Poors Corporation or Moody’s Investors Service, or if unrated, determined by the Advisor to be of comparable quality.

As of June 30, 2011, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund were as follows:

	Tax Cost of Securities	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SMID Cap Growth Fund	$51,918,996	$25,109,365	$(1,666,887)	$23,442,478
Enterprise Fund	125,950,395	42,984,291	(11,948,220)	31,036,071
Small Cap Core Fund	37,832,962	18,855,737	(1,557,155)	17,298,582
Microcap Value Fund	150,196,188	36,309,157	(43,375,704)	(7,066,547)
Mid Cap Value Fund	2,082,205	147,367	(53,406)	93,961
Access Capital Community Investment Fund	676,516,664	31,638,803	(3,420,218)	28,218,585
RBC U.S. Long Corporate Fund	3,596,312	60	(90,817)	(90,757)

Investment Transactions:

Investment transactions are recorded on one business day after trade date, except on the last business day of each fiscal quarter end, or for the Money Market Funds, when they are recorded on trade date.

Financial Instruments

When Issued Transactions

The Funds may engage in when-issued transactions. The Funds record when-issued securities one business day after trade date and maintain sufficient liquidity so that cash will be available to make payment for the securities purchased. Securities purchased on a when-issued basis are valued daily beginning on trade date and begin earning interest on the settlement date. When-issued securities are identified in the Schedules of Portfolio Investments.

Repurchase Agreements

The Funds may enter into repurchase agreements with counterparties whom the Advisor has deemed creditworthy, including primary dealers that report to the Federal Reserve Bank of New York or other large U.S. commercial banks. These repurchase agreements are subject to the seller’s agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Funds plus interest negotiated on the basis of current short-term rates.

Securities pledged by the dealers as collateral for repurchase agreements are held by a custodian bank until maturity of the repurchase agreement. The Funds have procedures to secure additional collateral, if needed, to ensure that the daily market value of the collateral remains in excess of the repurchase agreement in the event of a default.

Reverse Repurchase Agreements

To obtain short-term financing, the Access Capital Community Investment Fund may enter into reverse repurchase agreements with primary dealers that report to the Federal Reserve Bank of New York or the 100 largest U.S. commercial banks, who are deemed creditworthy under guidelines approved by the Board. Interest on the value of the reverse repurchase agreements is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement,

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

it will establish and maintain a segregated account with the custodian containing qualifying assets having a value, including accrued interest, not less than the repurchase price. Based on requirements with certain exchanges and third party brokers-dealers, the Fund may also be required to deliver or deposit securities or cash as collateral. If the counterparty to the transaction is rendered insolvent, the ultimate realization of the securities to be repurchased by the Fund may be delayed or limited. Details of open reverse repurchase agreements for the Access Capital Community Investment Fund at June 30, 2011 were as follows:

	Rate	Trade Date	Maturity Date	Net Closing Amount	Par
Goldman Sachs	0.23%	4/25/11	7/06/11	$(31,204,347)	$(31,190,000)
Goldman Sachs	0.18%	5/05/11	7/15/11	(13,620,949)	(13,616,115)
Goldman Sachs	0.20%	5/12/11	7/15/11	(11,082,939)	(11,079,000)
Goldman Sachs	0.20%	5/25/11	7/25/11	(19,195,266)	(19,188,763)
Deutsche Securities	0.24%	6/02/11	7/25/11	(51,563,213)	(51,545,000)
Goldman Sachs	0.21%	6/15/11	8/02/11	(35,446,922)	(35,437,000)

Details of underlying collateral pledged for open reverse repurchase agreements in addition to segregated cash collateral at June 30, 2011 were as follows:

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 4/25/11 to 7/6/11
	Fannie Mae Pool #AH2980	4.00%	1/01/41	$2,599,168	$2,603,331
	Fannie Mae Pool #AH5658	4.00%	2/01/41	2,602,823	2,606,585
	Fannie Mae Pool #AH6768	4.00%	3/01/41	3,720,453	3,725,830
	Fannie Mae Pool #AH7537	4.00%	3/01/41	3,149,409	3,165,771
	Fannie Mae Pool #AE7707	4.00%	11/01/40	2,151,587	2,155,033
	Fannie Mae Pool #AA7659	4.50%	6/01/39	1,557,379	1,619,309
	Fannie Mae Pool #AD1471	4.50%	2/01/40	2,883,526	3,005,400
	Fannie Mae Pool #AD4456	4.50%	4/01/40	3,228,823	3,361,255
	Fannie Mae Pool #AD4458	4.50%	4/01/40	2,791,191	2,891,717
	Fannie Mae Pool #AD7242	4.50%	7/01/40	1,430,641	1,489,320
	Fannie Mae Pool #AD7272	4.50%	7/01/40	1,594,064	1,656,705
	Fannie Mae Pool #AC5329	5.00%	10/01/39	1,500,776	1,602,664
	Fannie Mae Pool #AD1586	5.00%	1/01/40	1,481,175	1,583,584
	Fannie Mae Pool #AD8960	5.00%	6/01/40	1,536,351	1,638,254

					$33,104,758

Goldman Sachs 5/5/11 to 7/15/11
	Fannie Mae Pool #AE2011	4.00%	9/01/40	$1,393,393	$1,398,020
	Fannie Mae Pool #AE5435	4.50%	9/01/40	1,398,906	1,449,288
	Fannie Mae Pool #663159	5.00%	7/01/32	4,638,062	4,955,117
	Fannie Mae Pool #844361	5.50%	11/01/35	1,931,372	2,098,406
	Fannie Mae Pool #806761	5.50%	9/01/34	3,888,142	4,227,443

					$14,128,274

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
Goldman Sachs 5/12/11 to 7/15/11
	Fannie Mae Pool #AH9050	3.50%	2/01/26	$2,066,419	$2,107,102
	Fannie Mae Pool #AH5656	4.00%	1/01/41	1,677,802	1,681,276
	Fannie Mae Pool #AH0917	4.00%	12/01/40	1,648,913	1,651,553
	Fannie Mae Pool #AH7277	4.00%	3/01/41	1,638,380	1,646,892
	Fannie Mae Pool #AH6764	4.00%	3/01/41	1,627,439	1,629,791
	Fannie Mae Pool #MC0137	4.50%	7/01/39	1,399,375	1,452,398
	Fannie Mae Pool #944502	6.00%	6/01/37	1,329,097	1,461,592

					$11,630,604

Goldman Sachs 5/25/11 to 7/25/11
	Ginnie Mae Pool #759196	3.50%	1/15/41	$1,499,775	$1,458,062
	Ginnie Mae Pool #737574	4.00%	11/15/40	1,475,241	1,506,072
	Ginnie Mae Pool #720080	4.50%	6/15/39	1,368,942	1,456,052
	Ginnie Mae Pool #729018	4.50%	2/15/40	1,766,202	1,878,591
	Ginnie Mae Pool #698113	4.50%	5/15/39	2,548,110	2,694,726
	Ginnie Mae Pool #726550	5.00%	9/15/39	2,858,032	3,104,538
	Ginnie Mae Pool #616936	5.50%	1/15/36	1,369,451	1,512,709
	Ginnie Mae Pool #675509	5.50%	6/15/38	1,317,337	1,452,673
	Ginnie Mae Pool #713519	6.00%	7/15/39	4,528,991	5,078,485

					$20,141,908

Deutsche Securities 6/2/11 to 7/25/11
	Fannie Mae Pool #AE2023	4.00%	9/01/40	$1,819,599	$1,822,513
	Fannie Mae Pool #AE5432	4.00%	10/01/40	2,188,964	2,192,478
	Fannie Mae Pool #AE5861	4.00%	10/01/40	1,793,132	1,796,004
	Fannie Mae Pool #AE6851	4.00%	10/01/40	1,708,000	1,710,735
	Fannie Mae Pool #AD1942	4.50%	1/01/40	3,389,922	3,533,199
	Fannie Mae Pool #AC2109	4.50%	7/01/39	2,195,630	2,275,393
	Fannie Mae Pool #806754	4.50%	9/01/34	2,925,830	3,053,149
	Fannie Mae Pool #AD9614	4.50%	8/01/40	2,563,397	2,655,719
	Fannie Mae Pool #AA3142	4.50%	3/01/39	1,919,011	1,998,920
	Fannie Mae Pool #MC0154	4.50%	8/01/39	2,009,669	2,085,817
	Fannie Mae Pool #AD7239	4.50%	7/01/40	1,685,459	1,751,693
	Fannie Mae Pool #MC0171	4.50%	9/01/39	1,651,787	1,721,600
	Fannie Mae Pool #AC1463	5.00%	8/01/39	1,993,331	2,119,004
	Fannie Mae Pool #777621	5.00%	2/01/34	2,673,762	2,854,868
	Fannie Mae Pool #AC6307	5.00%	12/01/39	2,068,977	2,209,441
	Fannie Mae Pool #AD1470	5.00%	2/01/40	2,975,613	3,181,349
	Fannie Mae Pool #727312	5.00%	9/01/33	2,641,270	2,820,174

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Description	Rate	Maturity Date	Par	Market Value
	Fannie Mae Pool #934941	5.00%	8/01/39	$1,856,720	$1,982,774
	Fannie Mae Pool #829005	5.00%	8/01/35	1,718,186	1,831,882
	Fannie Mae Pool #AA0526	5.00%	12/01/38	1,416,956	1,514,040
	Fannie Mae Pool #AC6304	5.00%	11/01/39	1,577,000	1,684,063
	Fannie Mae Pool #702478	5.50%	6/01/33	1,574,743	1,712,902
	Fannie Mae Pool #257892	5.50%	2/01/38	1,583,600	1,722,537
	Fannie Mae Pool #829649	5.50%	3/01/35	1,538,101	1,672,085
	Fannie Mae Pool #952632	6.00%	7/01/37	1,680,570	1,848,102

					$53,750,441

Goldman Sachs 6/15/11to 8/2/11
	Fannie Mae Pool #AE2012	4.00%	9/01/40	$3,458,150	$3,463,688
	Fannie Mae Pool #AE5862	4.00%	10/01/40	2,306,452	2,318,434
	Fannie Mae Pool #AE5863	4.00%	10/01/40	2,747,671	2,761,946
	Fannie Mae Pool #AD1585	4.50%	2/01/40	3,706,828	3,863,500
	Fannie Mae Pool #AD1988	4.50%	2/01/40	4,838,212	5,042,702
	Fannie Mae Pool #AD7271	4.50%	7/01/40	3,142,093	3,270,968
	Fannie Mae Pool #AD9613	4.50%	8/01/40	2,613,549	2,720,745
	Fannie Mae Pool #AC7199	5.00%	12/01/39	4,672,287	4,989,491
	Fannie Mae Pool #AD1560	5.00%	3/01/40	2,685,427	2,867,742
	Fannie Mae Pool #885724	5.50%	6/01/36	2,648,676	2,875,262
	Fannie Mae Pool #AA0527	5.50%	12/01/38	2,857,837	3,106,781

					$37,281,259

Derivatives

The Access Capital Community Investment Fund and the RBC U.S. Long Corporate Fund may use derivative instruments, including futures, forwards, options, indexed securities, swaps and inverse securities for hedging purposes only. Derivatives allow the Fund to increase or decrease its risk exposure more quickly and efficiently than other types of instruments. Losses may arise if the price of the contract decreases due to an unfavorable change in the price of the underlying instrument or if the counterparty does not perform under the contract. To the extent amounts due to the Fund from their counterparties are not fully collateralized contractually or otherwise, the Fund bears the risk of loss from counterparty non-performance. The Fund’s maximum risk of loss from counterparty credit risk on over-the-counter derivatives is generally the aggregate unrealized gain in excess of any collateral pledged by the counterparty to the Fund. For over-the-counter purchased options, the Fund bears the risk of loss in the amount of the premiums paid and change in market value of the options should the counterparty not perform under the contracts. Written options by the Fund do not give rise to counterparty credit risk, as written options obligate the Fund to perform and not the counterparty. Counterparty risk related to exchange traded financial futures contracts and options is minimal because of the protection against defaults provided by the exchange on which they trade. Hedging also involves the risk that changes in the value of the derivative will not match those of the holdings being hedged as expected by the Fund, in which case any losses on the holdings being hedged may not be reduced and may be increased. There can be no assurance that the Fund’s hedging strategy will reduce risk or that hedging transactions will be available or cost effective. The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives by investing in various derivative financial instruments, as described below.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Fair Values of Derivative Instruments as of June 30, 2011 are as follows*:

Derivative Instruments Categorized by Risk Exposure		Amount
	Asset Derivatives
Interest Rate Contracts	Assets- Margin Variation Receivable	$365,234

Total		$365,234

*  For open derivative instruments as of June 30, 2011, see the preceding tables on the Schedule of Portfolio Investments and the following section for financial futures contracts.

Financial Futures Contracts

The Access Capital Community Investment Fund entered into futures contracts in an effort to manage the duration of the portfolio or to hedge against market risk. A futures contract on a securities index is an agreement obligating one party to pay, and entitling the other party to receive, during the term of the contract, cash payments based on the level of a specified securities index. Futures transactions involve brokerage costs and require a Fund to segregate assets to cover contracts that would require it to purchase securities or currencies. A Fund may lose the expected benefit of futures transactions if interest rates, exchange rates or securities prices change in an unanticipated manner. Such unanticipated changes may also result in lower overall performance than if a Fund had not entered into any futures transactions.

Upon entering into a futures contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities, or other assets equal to a certain percentage of the contract amount. Subsequent payments are made or received by the Funds each day, depending on the daily fluctuations in the fair value of the underlying index. A Fund would recognize an unrealized gain or loss each day equal to these daily payments. Financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. The Access Capital Community Investment Fund had the following open futures contracts at June 30, 2011:

	Number of Contracts	Expiration Date	Unrealized Appreciation (Depreciation)	Notional Value	Counterparty

90 Day Euro Dollar	25	March, 2012	(22,188)	6,197,500	Barclays Capital
	25	March, 2013	(12,812)	6,154,688	Barclays Capital
	25	March, 2014	(20,000)	6,081,875	Barclays Capital
	25	June, 2012	(24,688)	6,186,875	Barclays Capital
	25	June, 2013	(8,438)	6,142,500	Barclays Capital
	25	June, 2014	(19,063)	6,066,562	Barclays Capital
	25	September, 2011	(13,125)	6,215,313	Barclays Capital
	25	September, 2012	(22,188)	6,176,563	Barclays Capital
	25	September, 2013	(4,375)	6,130,313	Barclays Capital
	25	September, 2014	(18,438)	6,051,563	Barclays Capital
	25	December, 2011	(16,562)	6,207,188	Barclays Capital
	25	December, 2012	(18,438)	6,164,688	Barclays Capital
	25	December, 2013	(21,562)	6,096,250	Barclays Capital
Ten Year U.S. Treasury Notes	325	September, 2011	(289,453)	39,467,188	Barclays Capital
Thirty Year U.S. Treasury Bonds	325	September, 2011	172,656	40,157,813	Barclays Capital

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Details of underlying collateral pledged for open futures contracts at June 30, 2011 were as follows:

Description	Yield	Maturity Date	Par	Market Value
Fannie Mae Discount Note	0.13%	10/12/11	$2,000,000	$1,999,772

Options

Funds may write (or sell) put and call options on the securities that the Fund is authorized to buy or already holds in its portfolio. A Fund may also purchase put and call options. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying security at the agreed upon exercise (or “strike”) price during the option period. A put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying security at the strike price during the option period. Purchasers of options pay an amount, known as a premium, to the option writer in exchange for the right under the option contract. The Funds do not have any outstanding options as of June 30, 2011.

Swaptions

The Funds may purchase or write swaptions in an attempt to gain additional protection against the effects of interest rate fluctuations. Swap options (swaptions) are similar to options on securities except that instead of selling or purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate swap agreement at any time before the expiration of the option (interest rate risk). In purchasing and writing swaptions, the Fund bears the risk of an unfavorable change in the price of the underlying interest rate swap or the risk that the Fund may not be able to enter into a closing transaction due to an illiquid market. The Fund executes transactions in over-the-counter swaptions. Transactions in over-the-counter swaptions may expose the Fund to the risk of default by the counterparty to the transaction. In the event of default by the counterparty, the Fund’s maximum amount of loss is the premium paid (as purchaser) or the unrealized loss of the contract (as writer). The Funds do not have any outstanding call swaptions as of June 30, 2011.

TBA Commitments

The Access Capital Community Investment Fund may enter into to be announced (“TBA”) commitments to purchase or sell securities for a fixed price at a future date. TBA commitments are considered securities in themselves, and involve a risk of loss if the value of the security to be purchased/sold declines/increases prior to settlement date, which is in addition to the risk of decline in the value of a Fund’s other assets. Unsettled TBA commitments are valued at the current market value of the underlying securities, according to the procedures described under “Security Valuation”.

Credit Enhancement

Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e. AMBAC and MBIA).

Fair Value Measurements

Various inputs are used in determining the fair value of investments which are as follows:

•    Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date.

•    Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active. Generally, the types of securities included in Level 2 for the Funds are U.S. Treasury bills and certain money market instruments, including those valued at amortized cost under Rule 2a-7. Amortized cost approximates the current fair value of a security, but is not obtained from a quoted price in an active market.

•    Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair value of the Fund’s investments as of June 30, 2011 is as follows:

Funds	Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs	Total
Assets:
Investments in Securities
SMID Cap Growth Fund	$75,361,474	(d)	$—		$—	$75,361,474
Enterprise Fund	156,986,466	(d)	—		—	156,986,466
Small Cap Core Fund	55,131,544	(d)	—		—	55,131,544
Microcap Value Fund	143,010,842	(d)	—		118,800	143,129,642
Mid Cap Value Fund	2,176,166	(d)	—		—	2,176,166
Prime Money Market Fund	—		14,472,044,948	(b)	—	14,472,044,948
U.S. Government Money Market Fund	—		5,602,059,691	(b)	—	5,602,059,691
Tax Free Money Market Fund	5,000,000	(a)	1,286,376,916	(c)	—	1,291,376,916
Access Capital Community Investment Fund	7,156,282	(a)	697,578,967	(b)	—	704,735,249
RBC U.S. Long Corporate Fund	12,501	(a)	3,493,054	(b)	—	3,505,555
Other Financial Instruments*
Access Capital Community Investment Fund	172,656		—		—	172,656
Liabilities:
Other Financial Instruments*
Access Capital Community Investment Fund	(511,328)		—		—	(511,328)

(a) Level 1 investments consist of Investment Companies.

(b) The breakdown of the Fund’s investments by security type is disclosed in the Schedules of Portfolio Investments.

(c) The breakdown of the Fund’s investments by state classification is disclosed in the Schedules of Portfolio Investments.

(d) The breakdown of the Fund’s investments into major categories is disclosed in the Schedules of Portfolio Investments.

* Other financial instruments are instruments not reflected in the Schedule of Portfolio Investments, such as futures contracts which are valued at the unrealized appreciation/(depreciation) on the investment.

During the nine month period ended June 30, 2011, the Funds recognized no significant transfers to/from level 1 or level 2.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

Following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Microcap Value Fund (Common Stocks- Consumer Discretionary and Industrials)
Balance as of 09/30/10 (value)	$—
Transfers in	139,463
Change in unrealized (depreciation)	(20,663)

Balance as of 6/30/11(value)	$118,800

3. Federal Income Taxes

It is the policy of each Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined under Subchapter M of the Internal Revenue Code, and to distribute substantially all of its net investment income and net realized capital gains. Therefore, no federal tax liability is recorded in the financial statements of each Fund.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

As of September 30, 2010 the following Funds had net capital loss carryforwards to offset future net capital gains.

  NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS

	Capital Loss Carryforward	Expires
SMID Cap Growth Fund	$1,284,433	2017
	4,512,029	2018
Enterprise Fund	81,833	2017
	17,937,957	2018
Small Cap Core Fund	547,840	2017
	2,190,352	2018
Microcap Value Fund	1,092,919	2017
	23,135,136	2018

Prime Money Market Fund
	15,490	2014
	52,797	2015
	38,902	2016
	4,606,628	2017

U.S. Government Money Market Fund	18,765	2018

Access Capital Community Investment Fund
	1,911,397	2011
	3,756,334	2012
	659,184	2013
	27,743	2014
	2,484,167	2015
	8,197,543	2016
	11,587,282	2018

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital losses, which will be treated as arising on the first business day of the fiscal year ending September 30, 2011.

Deferred Post-October Losses
Enterprise Fund	$10,319,912
Microcap Value Fund	2,929,944
U.S. Government Money Market Fund	13,842
Access Capital Community Investment Fund	4,199,223

Item 2.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	RBC Funds Trust

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	8/22/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Erik R. Preus
Erik R. Preus, President and Chief Executive Officer (principal executive officer)

Date	8/22/11

By (Signature and Title)*	/s/ Kathleen A. Hegna
Kathleen A. Hegna, Chief Financial Officer (principal financial officer)

Date	8/22/11

*	Print the name and title of each signing officer under his or her signature.